UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT      |     APRIL 30, 2011

Balanced Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Notes to Financial Statements	26
Financial Highlights	33
Additional Information	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWBIX	10.03%	12.66%	4.31%	4.37%	7.98%	10/20/88
Blended index(2)	—	9.62%	12.80%	4.69%	4.33%	9.00%(3)	—
S&P 500 Index	—	16.36%	17.22%	2.95%	2.82%	9.70%(3)	—
Barclays Capital U.S. Aggregate Bond Index	—	0.02%	5.36%	6.33%	5.74%	7.18%(3)	—
Institutional Class	ABINX	10.14%	12.80%	4.52%	4.58%	3.69%	5/1/00

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays Capital U.S. Aggregate Bond Index.

(3)	Since 10/31/88, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.91%	0.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2011
Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	2.3%
Chevron Corp.	1.5%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.3%
General Electric Co.	1.3%
Johnson & Johnson	1.3%
Apple, Inc.	1.2%
AT&T, Inc.	1.1%
Philip Morris International, Inc.	1.1%
Wells Fargo & Co.	1.1%

Top Five Stock Industries	% of net assets
Oil, Gas & Consumable Fuels	7.1%
Pharmaceuticals	3.7%
Insurance	2.9%
IT Services	2.7%
Diversified Financial Services	2.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Corporate Bonds	10.4%
U.S. Treasury Securities	9.5%
U.S. Government Agency Securities and Equivalents	2.7%
Commercial Mortgage-Backed Securities	2.2%
Collateralized Mortgage Obligations	1.5%
Municipal Securities	1.1%
Sovereign Governments and Agencies	0.6%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.7 years
Average Duration (Effective)	5.1 years

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,100.30	$4.69	0.90%
Institutional Class	$1,000	$1,101.40	$3.65	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
Institutional Class	$1,000	$1,021.32	$3.51	0.70%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 60.4%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	40,039	$2,915,640
Raytheon Co.	45,581	2,212,958
		5,128,598
AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	62,742	4,703,768
AUTO COMPONENTS — 0.7%
Magna International, Inc.	25,889	1,326,811
TRW Automotive Holdings Corp.(1)	39,712	2,265,967
		3,592,778
AUTOMOBILES — 0.2%
Ford Motor Co.(1)	69,657	1,077,594
BEVERAGES — 1.0%
Coca-Cola Co. (The)	27,826	1,877,142
Coca-Cola Enterprises, Inc.	11,128	316,146
Constellation Brands, Inc., Class A(1)	11,879	265,971
Dr Pepper Snapple Group, Inc.	62,050	2,432,360
PepsiCo, Inc.	9,009	620,630
		5,512,249
BIOTECHNOLOGY — 1.2%
Amgen, Inc.(1)	35,769	2,033,468
Biogen Idec, Inc.(1)	32,184	3,133,112
Cephalon, Inc.(1)	18,160	1,394,688
		6,561,268
CAPITAL MARKETS — 1.3%
Franklin Resources, Inc.	8,350	1,078,152
Goldman Sachs Group, Inc. (The)	556	83,962
Legg Mason, Inc.	76,917	2,857,466
Morgan Stanley	114,906	3,004,792
		7,024,372
CHEMICALS — 0.9%
Monsanto Co.	14,374	978,007
PPG Industries, Inc.	27,958	2,646,784
W.R. Grace & Co.(1)	26,141	1,185,756
		4,810,547
COMMERCIAL BANKS — 1.5%
PNC Financial Services Group, Inc.	20,691	1,289,877
U.S. Bancorp.	37,225	961,149
Wells Fargo & Co.	201,664	5,870,439
		8,121,465
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	24,435	429,079
Harris Corp.	18,849	1,001,447
Motorola Solutions, Inc.(1)	8,110	372,087
Research In Motion Ltd.(1)	8,195	398,687
		2,201,300
COMPUTERS & PERIPHERALS — 2.1%
Apple, Inc.(1)	17,938	6,246,550
Dell, Inc.(1)	199,922	3,100,790
Hewlett-Packard Co.	6,070	245,046
Lexmark International, Inc., Class A(1)	58,749	1,894,655
		11,487,041
CONSTRUCTION & ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	1,805	73,175
KBR, Inc.	51,874	1,990,405
URS Corp.(1)	3,608	161,458
		2,225,038
CONSUMER FINANCE — 0.3%
American Express Co.	13,492	662,187
Cash America International, Inc.	25,011	1,186,772
		1,848,959
CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc.(1)	8,520	318,648
DIVERSIFIED CONSUMER SERVICES — 0.4%
Career Education Corp.(1)	3,838	83,707
ITT Educational Services, Inc.(1)	28,175	2,020,993
		2,104,700
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Bank of America Corp.	255,270	3,134,716
Citigroup, Inc.(1)	801,004	3,676,608
JPMorgan Chase & Co.	61,131	2,789,407
McGraw-Hill Cos., Inc. (The)	64,348	2,604,164
		12,204,895
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	197,394	6,142,901
Verizon Communications, Inc.	140,861	5,321,729
		11,464,630
ELECTRIC UTILITIES — 0.6%
Entergy Corp.	34,622	2,413,846
Exelon Corp.	17,362	731,808
		3,145,654

	Shares/ Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	13,813	$839,278
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Anixter International, Inc.	25	1,879
Corning, Inc.	78,816	1,650,407
TE Connectivity Ltd.	59,604	2,136,803
Vishay Intertechnology, Inc.(1)	134,279	2,562,043
		6,351,132
ENERGY EQUIPMENT & SERVICES — 1.0%
Core Laboratories NV	19,609	1,882,072
Diamond Offshore Drilling, Inc.	9,299	705,515
Schlumberger Ltd.	12,046	1,081,128
SEACOR Holdings, Inc.	15,884	1,569,816
		5,238,531
FOOD & STAPLES RETAILING — 0.7%
Walgreen Co.	74,142	3,167,346
Wal-Mart Stores, Inc.	12,387	681,038
		3,848,384
FOOD PRODUCTS — 1.7%
H.J. Heinz Co.	29,636	1,518,252
Hershey Co. (The)	42,825	2,471,431
Hormel Foods Corp.	7,036	206,929
Sara Lee Corp.	91,216	1,751,347
Smithfield Foods, Inc.(1)	4,976	117,235
Tyson Foods, Inc., Class A	142,609	2,837,919
		8,903,113
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Cooper Cos., Inc. (The)	2,320	173,768
Zimmer Holdings, Inc.(1)	38,488	2,511,342
		2,685,110
HEALTH CARE PROVIDERS & SERVICES — 1.9%
AMERIGROUP Corp.(1)	3,322	226,893
Cardinal Health, Inc.	34,534	1,508,790
Health Net, Inc.(1)	13,192	439,294
Humana, Inc.(1)	40,089	3,051,575
Magellan Health Services, Inc.(1)	13,208	687,080
UnitedHealth Group, Inc.	78,341	3,856,727
WellCare Health Plans, Inc.(1)	4,553	199,467
		9,969,826
HOTELS, RESTAURANTS & LEISURE — 0.1%
Brinker International, Inc.	12,925	311,363
McDonald’s Corp.	167	13,078
Starbucks Corp.	1,600	57,904
		382,345
HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	8,708	554,438
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.	3,178	268,064
Procter & Gamble Co. (The)	42,880	2,782,912
		3,050,976
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	87,684	1,160,936
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	26,033	2,530,668
General Electric Co.	352,336	7,205,271
Seaboard Corp.	17	40,579
		9,776,518
INSURANCE — 2.9%
ACE Ltd.	24,299	1,634,108
Allied World Assurance Co. Holdings Ltd.	28,525	1,853,269
American Financial Group, Inc.	57,616	2,060,924
Berkshire Hathaway, Inc., Class B(1)	19,047	1,586,615
Chubb Corp. (The)	9,286	605,355
Horace Mann Educators Corp.	1,483	26,516
Principal Financial Group, Inc.	74,836	2,525,715
Prudential Financial, Inc.	56,356	3,574,098
Travelers Cos., Inc. (The)	22,915	1,450,061
		15,316,661
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	13,894	347,767
INTERNET SOFTWARE & SERVICES — 0.7%
AOL, Inc.(1)	40,027	815,750
Google, Inc., Class A(1)	5,781	3,145,442
		3,961,192
IT SERVICES — 2.7%
Accenture plc, Class A	38,864	2,220,300
Computer Sciences Corp.	29,641	1,511,098
Global Payments, Inc.	11,185	595,490
International Business Machines Corp.	45,407	7,745,526
Visa, Inc., Class A	33,911	2,649,127
		14,721,541
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc.	19,665	2,073,281
MACHINERY — 1.6%
Caterpillar, Inc.	37,043	4,275,133
Dover Corp.	29,014	1,974,113
Eaton Corp.	10,172	544,507
Parker-Hannifin Corp.	13,391	1,263,039
Sauer-Danfoss, Inc.(1)	11,121	656,250
		8,713,042

Shares/ Principal Amount	Value
MEDIA — 2.0%
Comcast Corp., Class A	158,083	$4,148,098
DirecTV, Class A(1)	39,487	1,918,673
Interpublic Group of Cos., Inc. (The)	103,754	1,219,110
Time Warner, Inc.	87,033	3,295,069
		10,580,950
METALS & MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	65,832	3,622,735
Newmont Mining Corp.	48,439	2,839,010
Walter Energy, Inc.	6,866	949,018
		7,410,763
MULTILINE RETAIL — 0.6%
Dillard’s, Inc., Class A	30,918	1,484,682
Target Corp.	38,846	1,907,339
		3,392,021
MULTI-UTILITIES — 0.6%
DTE Energy Co.	2,199	111,116
Integrys Energy Group, Inc.	56,454	2,955,931
		3,067,047
OIL, GAS & CONSUMABLE FUELS — 7.1%
Canadian Natural Resources Ltd.	13,082	614,331
Chevron Corp.	75,510	8,263,814
ConocoPhillips	68,831	5,432,831
Exxon Mobil Corp.	142,083	12,503,304
Murphy Oil Corp.	35,440	2,745,891
Occidental Petroleum Corp.	42,632	4,872,411
Sunoco, Inc.	19,524	832,894
Valero Energy Corp.	68,469	1,937,673
Williams Cos., Inc. (The)	20,338	674,611
		37,877,760
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	24,437	2,273,130
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	15,409	1,494,673
Herbalife Ltd.	18,906	1,697,381
		3,192,054
PHARMACEUTICALS — 3.7%
Abbott Laboratories	55,407	2,883,380
Bristol-Myers Squibb Co.	35,689	1,002,861
Eli Lilly & Co.	97,368	3,603,590
Forest Laboratories, Inc.(1)	70,134	2,325,643
Johnson & Johnson	109,369	7,187,731
Merck & Co., Inc.	22,286	801,182
Pfizer, Inc.	104,353	2,187,239
		19,991,626
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Rayonier, Inc.	29,042	1,927,227
Simon Property Group, Inc.	2,635	301,813
		2,229,040
ROAD & RAIL — 0.7%
CSX Corp.	39,150	3,080,713
Norfolk Southern Corp.	10,429	778,838
		3,859,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Intel Corp.	252,838	5,863,313
LSI Corp.(1)	283,809	2,080,320
Micron Technology, Inc.(1)	95,069	1,073,329
Teradyne, Inc.(1)	123,359	1,986,080
		11,003,042
SOFTWARE — 2.2%
Cadence Design Systems, Inc.(1)	39,835	413,487
Electronic Arts, Inc.(1)	13,767	277,818
Intuit, Inc.(1)	18,491	1,027,360
Microsoft Corp.	276,961	7,206,525
Oracle Corp.	53,453	1,926,981
Symantec Corp.(1)	42,203	829,289
		11,681,460
SPECIALTY RETAIL — 1.3%
AutoZone, Inc.(1)	8,984	2,536,902
Bed Bath & Beyond, Inc.(1)	29,056	1,630,623
Best Buy Co., Inc.	15,318	478,228
Williams-Sonoma, Inc.	50,382	2,187,082
		6,832,835
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	23,531	2,366,277
TOBACCO — 1.1%
Philip Morris International, Inc.	85,418	5,931,426
TOTAL COMMON STOCKS (Cost $254,162,416)		323,116,557
U.S. Government Agency Mortgage-Backed Securities(6) — 10.5%
FHLMC, 7.00%, 10/1/12(3)	$20,524	21,256
FHLMC, 4.50%, 1/1/19(3)	986,791	1,051,182
FHLMC, 6.50%, 1/1/28(3)	70,175	79,268
FHLMC, 5.50%, 12/1/33(3)	619,258	670,330
FHLMC, 5.50%, 1/1/38(3)	1,493,938	1,611,078

Shares/ Principal Amount	Value
FHLMC, 6.00%, 8/1/38(3)	$409,077	$448,583
FHLMC, 6.50%, 7/1/47(3)	67,335	75,334
FNMA, 7.50%, 11/1/11(3)	10,965	11,168
FNMA, 6.50%, 5/1/13(3)	1,447	1,591
FNMA, 6.50%, 5/1/13(3)	2,787	2,897
FNMA, 6.50%, 6/1/13(3)	439	483
FNMA, 6.50%, 6/1/13(3)	4,213	4,634
FNMA, 6.50%, 6/1/13(3)	6,055	6,660
FNMA, 6.50%, 6/1/13(3)	9,271	10,197
FNMA, 6.00%, 1/1/14(3)	28,754	31,369
FNMA, 6.00%, 4/1/14(3)	105,197	114,766
FNMA, 4.50%, 5/1/19(3)	1,154,178	1,228,049
FNMA, 5.00%, 9/1/20(3)	1,520,578	1,635,670
FNMA, 6.50%, 1/1/28(3)	24,816	28,077
FNMA, 7.00%, 1/1/28(3)	37,385	43,073
FNMA, 6.50%, 1/1/29(3)	86,109	97,425
FNMA, 7.50%, 7/1/29(3)	159,101	185,449
FNMA, 7.50%, 9/1/30(3)	46,594	54,288
FNMA, 6.50%, 9/1/31(3)	78,345	88,641
FNMA, 7.00%, 9/1/31(3)	24,690	28,485
FNMA, 6.50%, 1/1/32(3)	121,323	137,267
FNMA, 7.00%, 6/1/32(3)	310,955	358,172
FNMA, 6.50%, 8/1/32(3)	120,804	136,680
FNMA, 5.50%, 6/1/33(3)	643,956	697,770
FNMA, 5.50%, 7/1/33(3)	903,623	979,136
FNMA, 5.50%, 8/1/33(3)	973,432	1,054,779
FNMA, 5.50%, 9/1/33(3)	651,809	706,279
FNMA, 5.00%, 11/1/33(3)	2,742,606	2,915,556
FNMA, 5.50%, 1/1/34(3)	3,782,329	4,108,408
FNMA, 4.50%, 9/1/35(3)	2,358,117	2,445,111
FNMA, 5.00%, 2/1/36(3)	2,872,133	3,046,968
FNMA, 5.50%, 4/1/36(3)	1,156,206	1,251,020
FNMA, 5.50%, 5/1/36(3)	2,303,469	2,492,364
FNMA, 5.50%, 2/1/37(3)	740,095	798,936
FNMA, 6.00%, 7/1/37	5,079,629	5,581,297
FNMA, 6.50%, 8/1/37(3)	743,241	829,883
FNMA, 4.50%, 9/1/40	7,317,669	7,551,038
FNMA, 4.00%, 1/1/41	2,287,761	2,284,309
FNMA, 4.50%, 2/1/41	2,093,599	2,158,403
FNMA, 6.50%, 6/1/47(3)	57,924	64,550
FNMA, 6.50%, 8/1/47(3)	161,447	179,914
FNMA, 6.50%, 8/1/47(3)	234,426	261,241
FNMA, 6.50%, 9/1/47(3)	19,485	21,714
FNMA, 6.50%, 9/1/47(3)	68,642	76,494
FNMA, 6.50%, 9/1/47(3)	266,945	297,479
FNMA, 6.50%, 9/1/47(3)	327,483	364,942
GNMA, 7.00%, 4/20/26(3)	130,517	150,173
GNMA, 7.50%, 8/15/26(3)	70,741	82,322
GNMA, 7.00%, 2/15/28(3)	16,625	19,225
GNMA, 7.50%, 2/15/28(3)	35,281	41,144
GNMA, 7.00%, 12/15/28(3)	37,475	43,334
GNMA, 7.00%, 5/15/31(3)	143,985	166,760
GNMA, 5.50%, 11/15/32(3)	816,409	894,952
GNMA, 4.00%, 1/20/41	6,187,041	6,278,052
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,761,609)		56,005,625
Corporate Bonds — 10.4%
AEROSPACE & DEFENSE — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19(3)	150,000	153,313
United Technologies Corp., 6.05%, 6/1/36(3)	454,000	513,514
		666,827
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)	150,000	188,477
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	250,000	302,014
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	60,000	60,379
PepsiCo, Inc., 4.875%, 11/1/40(3)	50,000	47,998
		598,868
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	100,000	95,455
CAPITAL MARKETS — 1.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	330,000	377,608
Credit Suisse (New York), 5.00%, 5/15/13(3)	340,000	364,603
Credit Suisse (New York), 5.50%, 5/1/14(3)	200,000	221,470
Credit Suisse (New York), 6.00%, 2/15/18(3)	100,000	108,679
Credit Suisse (New York), 5.30%, 8/13/19(3)	230,000	246,928
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	330,000	352,451
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	190,000	200,131
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	525,000	529,683

Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	$900,000	$1,071,005
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	100,000	103,083
Jefferies Group, Inc., 5.125%, 4/13/18	50,000	50,417
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	156,250
Korea Development Bank, 3.25%, 3/9/16(3)	130,000	128,673
Korea Development Bank, 4.00%, 9/9/16(3)	110,000	111,690
Morgan Stanley, 4.20%, 11/20/14(3)	200,000	208,553
Morgan Stanley, 6.625%, 4/1/18(3)	410,000	458,616
Morgan Stanley, 5.625%, 9/23/19(3)	250,000	260,457
Morgan Stanley, 5.50%, 7/24/20(3)	200,000	204,829
Morgan Stanley, 5.75%, 1/25/21(3)	250,000	260,719
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	100,000	101,703
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)	80,000	81,052
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	380,000	425,014
		6,023,614
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	210,000	237,563
Dow Chemical Co. (The), 5.90%, 2/15/15(3)	110,000	123,825
Dow Chemical Co. (The), 2.50%, 2/15/16(3)	170,000	166,981
Rohm & Haas Co., 5.60%, 3/15/13(3)	240,000	258,217
		786,586
COMMERCIAL BANKS — 0.7%
Barclays Bank plc, 5.00%, 9/22/16(3)	200,000	215,697
BB&T Corp., 5.70%, 4/30/14(3)	60,000	66,565
BB&T Corp., 3.20%, 3/15/16	190,000	191,851
BNP Paribas, 3.60%, 2/23/16(3)	130,000	132,391
BNP Paribas, 5.00%, 1/15/21(3)	80,000	80,803
Fifth Third Bancorp., 6.25%, 5/1/13(3)	170,000	184,781
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	140,000	144,211
HSBC Holdings plc, 5.10%, 4/5/21	120,000	123,845
HSBC Holdings plc, 6.80%, 6/1/38(3)	80,000	86,089
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)	30,000	33,676
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)	130,000	136,631
National Australia Bank Ltd., 2.25%, 4/11/14(4)	320,000	322,405
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)	100,000	99,772
PNC Bank N.A., 6.00%, 12/7/17(3)	290,000	325,601
PNC Funding Corp., 4.25%, 9/21/15(3)	50,000	53,247
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	224,385
SunTrust Bank, 7.25%, 3/15/18(3)	110,000	127,593
SunTrust Banks, Inc., 3.60%, 4/15/16(3)	50,000	50,713
U.S. Bancorp., 3.44%, 2/1/16	120,000	121,291
Wachovia Bank N.A., 4.80%, 11/1/14(3)	373,000	402,706
Wachovia Bank N.A., 4.875%, 2/1/15(3)	123,000	132,908
Wells Fargo & Co., 3.68%, 6/15/16(3)	140,000	144,113
Wells Fargo & Co., 5.625%, 12/11/17(3)	50,000	55,884
Wells Fargo & Co., 4.60%, 4/1/21(3)	190,000	192,564
		3,649,722
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Corrections Corp. of America, 6.25%, 3/15/13(3)	250,000	250,625
Corrections Corp. of America, 7.75%, 6/1/17(3)	90,000	99,000
Republic Services, Inc., 5.50%, 9/15/19(3)	300,000	326,963
Waste Management, Inc., 6.125%, 11/30/39(3)	120,000	127,940
		804,528
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)	130,000	139,187
CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(3)	150,000	159,167
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	284,606

Shares/ Principal Amount	Value
American Express Co., 7.25%, 5/20/14(3)	$200,000	$229,720
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	170,000	173,110
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	220,000	218,941
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	320,863
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	50,000	51,202
SLM Corp., 5.00%, 10/1/13(3)	180,000	187,753
SLM Corp., 6.25%, 1/25/16(3)	130,000	138,014
		1,763,376
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	130,000	142,350
Ball Corp., 6.75%, 9/15/20(3)	120,000	126,900
		269,250
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Arch Western Finance LLC, 6.75%, 7/1/13(3)	47,000	47,529
Bank of America Corp., 4.50%, 4/1/15(3)	190,000	200,135
Bank of America Corp., 6.50%, 8/1/16(3)	620,000	700,027
Bank of America Corp., 5.75%, 12/1/17(3)	150,000	162,117
Bank of America N.A., 5.30%, 3/15/17(3)	720,000	757,108
Citigroup, Inc., 6.00%, 12/13/13(3)	330,000	361,343
Citigroup, Inc., 6.01%, 1/15/15(3)	520,000	576,960
Citigroup, Inc., 4.75%, 5/19/15	70,000	74,660
Citigroup, Inc., 6.125%, 5/15/18(3)	660,000	730,262
Citigroup, Inc., 8.50%, 5/22/19(3)	100,000	124,864
General Electric Capital Corp., 3.75%, 11/14/14(3)	200,000	210,747
General Electric Capital Corp., 2.25%, 11/9/15(3)	200,000	196,345
General Electric Capital Corp., 5.625%, 9/15/17(3)	450,000	498,898
General Electric Capital Corp., 6.00%, 8/7/19(3)	350,000	390,620
General Electric Capital Corp., 4.375%, 9/16/20(3)	320,000	316,463
General Electric Capital Corp., 4.625%, 1/7/21(3)	160,000	161,261
General Electric Capital Corp., 5.30%, 2/11/21(3)	80,000	83,232
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	110,000	114,333
JPMorgan Chase & Co., 3.45%, 3/1/16	190,000	192,497
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	936,599
		6,836,000
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Alltel Corp., 7.875%, 7/1/32(3)	100,000	131,267
AT&T, Inc., 6.80%, 5/15/36(3)	350,000	389,397
AT&T, Inc., 6.55%, 2/15/39(3)	470,000	514,783
British Telecommunications plc, 5.95%, 1/15/18(3)	120,000	133,450
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	330,000	429,156
CenturyLink, Inc., 6.15%, 9/15/19(3)	140,000	147,337
CenturyLink, Inc., 7.60%, 9/15/39(3)	60,000	60,827
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	178,338
Embarq Corp., 7.08%, 6/1/16(3)	69,000	78,153
Qwest Corp., 7.875%, 9/1/11(3)	120,000	123,000
Qwest Corp., 7.50%, 10/1/14(3)	200,000	227,500
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	340,000	371,136
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	130,000	145,145
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	80,000	90,392
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	220,000	235,683
Telefonica Emisiones SAU, 5.46%, 2/16/21	160,000	166,493
Verizon Communications, Inc., 7.35%, 4/1/39(3)	160,000	192,529
Windstream Corp., 7.875%, 11/1/17(3)	150,000	162,750
		3,777,336
ELECTRIC UTILITIES — 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	100,000	110,968
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	81,000	87,494
Duke Energy Corp., 6.30%, 2/1/14(3)	100,000	111,911

Shares/ Principal Amount	Value
Duke Energy Corp., 3.95%, 9/15/14(3)	$130,000	$137,660
Edison International, 3.75%, 9/15/17(3)	130,000	129,959
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	300,000	320,253
Florida Power Corp., 6.35%, 9/15/37(3)	230,000	262,962
Southern California Edison Co., 5.625%, 2/1/36(3)	60,000	63,254
		1,224,461
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(2)
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	150,000	171,000
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	80,000	80,400
		251,400
ENERGY EQUIPMENT & SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	120,000	121,319
Transocean, Inc., 6.50%, 11/15/20(3)	100,000	112,528
Weatherford International Ltd., 9.625%, 3/1/19(3)	150,000	194,928
		428,775
FOOD & STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(3)	350,000	406,985
Kroger Co. (The), 6.40%, 8/15/17(3)	200,000	233,502
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	468,000	521,528
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	220,000	244,327
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	150,000	142,361
		1,548,703
FOOD PRODUCTS — 0.2%
Archer Daniels Midland Co., 5.765%, 3/1/41(3)	130,000	138,705
Kellogg Co., 4.45%, 5/30/16(3)	200,000	217,195
Kraft Foods, Inc., 6.00%, 2/11/13(3)	70,000	75,823
Kraft Foods, Inc., 6.125%, 2/1/18(3)	160,000	181,965
Kraft Foods, Inc., 5.375%, 2/10/20(3)	330,000	358,044
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	120,000	125,879
		1,097,611
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	330,000	341,548
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	130,000	151,722
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	172,859
		324,581
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	230,000	240,817
Express Scripts, Inc., 7.25%, 6/15/19(3)	360,000	435,781
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	270,000	302,932
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	60,972
		1,040,502
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18(3)	170,000	191,387
Wyndham Worldwide Corp., 6.00%, 12/1/16(3)	50,000	53,607
Yum! Brands, Inc., 5.30%, 9/15/19(3)	310,000	332,807
		577,801
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	230,000	253,575
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	100,000	104,291
		357,866
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	150,000	156,604
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(3)	158,000	168,749
General Electric Co., 5.25%, 12/6/17(3)	230,000	255,160
		423,909
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	181,083
American International Group, Inc., 3.65%, 1/15/14	70,000	71,846
American International Group, Inc., 5.85%, 1/16/18(3)	250,000	265,044
American International Group, Inc., 8.25%, 8/15/18(3)	100,000	119,093

Shares/ Principal Amount	Value
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	$120,000	$121,936
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	63,600
CNA Financial Corp., 5.75%, 8/15/21	50,000	52,568
Genworth Financial, Inc., 7.20%, 2/15/21(3)	70,000	70,412
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	180,000	185,248
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	110,000	121,013
Lincoln National Corp., 6.25%, 2/15/20(3)	160,000	180,125
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	200,000	214,247
MetLife, Inc., 6.75%, 6/1/16(3)	260,000	304,839
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	150,000	160,709
Prudential Financial, Inc., 7.375%, 6/15/19(3)	100,000	119,345
Prudential Financial, Inc., 5.375%, 6/21/20(3)	70,000	74,520
Prudential Financial, Inc., 5.40%, 6/13/35(3)	270,000	257,907
		2,563,535
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	60,000	55,787
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	200,000	215,114
MEDIA — 0.8%
CBS Corp., 4.30%, 2/15/21(3)	160,000	154,227
Comcast Corp., 5.90%, 3/15/16(3)	339,000	382,434
Comcast Corp., 5.70%, 5/15/18(3)	120,000	132,990
Comcast Corp., 6.40%, 5/15/38(3)	220,000	234,425
Comcast Corp., 6.40%, 3/1/40(3)	80,000	85,375
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	155,000	168,253
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(3)	190,000	196,910
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	380,000	390,883
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	300,000	359,250
Lamar Media Corp., 9.75%, 4/1/14(3)	150,000	175,500
NBCUniversal Media LLC, 5.15%, 4/30/20(3)(4)	90,000	94,252
NBCUniversal Media LLC, 4.375%, 4/1/21(4)	220,000	215,317
NBCUniversal Media LLC, 5.95%, 4/1/41(4)	70,000	70,435
News America, Inc., 6.90%, 8/15/39(3)	150,000	169,033
Omnicom Group, Inc., 4.45%, 8/15/20(3)	145,000	143,741
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	350,000	368,407
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	270,000	311,572
Time Warner, Inc., 3.15%, 7/15/15(3)	140,000	143,573
Time Warner, Inc., 7.70%, 5/1/32(3)	200,000	242,161
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	250,000	275,000
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)(4)	100,000	102,568
		4,416,306
METALS & MINING — 0.3%
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	130,000	132,265
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	180,000	185,563
ArcelorMittal, 9.85%, 6/1/19(3)	240,000	309,811
ArcelorMittal, 5.25%, 8/5/20(3)	120,000	120,926
ArcelorMittal, 5.50%, 3/1/21(3)	140,000	142,294
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	210,000	231,797
Newmont Mining Corp., 6.25%, 10/1/39(3)	120,000	129,979
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	80,000	76,664
Teck Resources Ltd., 5.375%, 10/1/15(3)	70,000	76,952
Vale Overseas Ltd., 5.625%, 9/15/19(3)	210,000	224,672
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	149,248
		1,780,171
MULTILINE RETAIL(2)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(3)	175,000	181,125

Shares/ Principal Amount	Value
MULTI-UTILITIES — 0.2%
CMS Energy Corp., 4.25%, 9/30/15	$160,000	$164,473
CMS Energy Corp., 8.75%, 6/15/19(3)	180,000	220,237
Dominion Resources, Inc., 6.40%, 6/15/18(3)	260,000	301,551
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	133,000	137,876
PG&E Corp., 5.75%, 4/1/14(3)	60,000	66,048
Sempra Energy, 8.90%, 11/15/13(3)	170,000	197,893
Sempra Energy, 6.50%, 6/1/16(3)	100,000	115,317
		1,203,395
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	80,000	86,535
Xerox Corp., 4.25%, 2/15/15(3)	200,000	212,359
		298,894
OIL, GAS & CONSUMABLE FUELS — 1.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16(3)	50,000	55,940
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	250,000	258,729
Apache Corp., 5.25%, 2/1/42(3)	60,000	58,778
BP Capital Markets plc, 3.20%, 3/11/16(3)	120,000	121,164
BP Capital Markets plc, 4.50%, 10/1/20(3)	100,000	101,052
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	140,000	151,733
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	100,000	110,250
ConocoPhillips, 5.75%, 2/1/19(3)	240,000	275,766
El Paso Corp., 7.25%, 6/1/18(3)	200,000	226,412
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	149,090
Enbridge Energy Partners LP, 5.20%, 3/15/20(3)	100,000	106,320
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	120,000	116,906
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	150,000	156,014
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	390,000	447,458
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	100,000	105,706
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	125,000	125,940
EOG Resources, Inc., 5.625%, 6/1/19(3)	150,000	168,180
Hess Corp., 6.00%, 1/15/40(3)	110,000	114,864
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	200,000	233,526
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	130,000	138,696
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	150,000	173,827
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	50,000	50,741
Marathon Petroleum Corp., 6.50%, 3/1/41(3)(4)	60,000	63,309
Newfield Exploration Co., 6.875%, 2/1/20(3)	200,000	212,500
Noble Energy, Inc., 6.00%, 3/1/41(3)	60,000	62,376
Peabody Energy Corp., 6.50%, 9/15/20(3)	70,000	75,338
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	50,000	51,087
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(3)	120,000	125,353
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	240,000	244,758
Petroleos Mexicanos, 6.00%, 3/5/20(3)	120,000	128,940
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	60,000	62,526
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	190,000	240,848
Shell International Finance BV, 3.10%, 6/28/15(3)	140,000	145,392
Shell International Finance BV, 6.375%, 12/15/38(3)	50,000	58,304
Suncor Energy, Inc., 6.10%, 6/1/18(3)	174,000	198,815
Talisman Energy, Inc., 7.75%, 6/1/19(3)	350,000	433,165
TransCanada PipeLines Ltd., 3.80%, 10/1/20	80,000	78,366
Williams Partners LP, 5.25%, 3/15/20(3)	120,000	127,930
Williams Partners LP, 4.125%, 11/15/20(3)	80,000	78,040
		5,834,139

Shares/ Principal Amount	Value
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)(4)	$270,000	$273,096
International Paper Co., 9.375%, 5/15/19(3)	110,000	143,679
		416,775
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(3)	100,000	100,961
AstraZeneca plc, 5.40%, 9/15/12(3)	295,000	314,170
AstraZeneca plc, 5.90%, 9/15/17(3)	200,000	231,796
Pfizer, Inc., 7.20%, 3/15/39(3)	170,000	215,708
Sanofi-Aventis SA, 4.00%, 3/29/21(3)	95,000	94,820
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	410,000	444,565
		1,402,020
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
AMB Property LP, 6.625%, 12/1/19(3)	160,000	178,341
Developers Diversified Realty Corp., 5.375%, 10/15/12(3)	70,000	72,643
Developers Diversified Realty Corp., 4.75%, 4/15/18(3)	230,000	227,984
Digital Realty Trust LP, 5.875%, 2/1/20(3)	75,000	79,501
HCP, Inc., 3.75%, 2/1/16(3)	160,000	163,302
HCP, Inc., 5.375%, 2/1/21	215,000	224,076
Host Hotels & Resorts LP, 6.00%, 11/1/20(3)	20,000	19,950
Kimco Realty Corp., 6.875%, 10/1/19(3)	90,000	104,671
Simon Property Group LP, 5.75%, 12/1/15(3)	140,000	156,881
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	195,000	193,192
		1,420,541
ROAD & RAIL(2)
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)	60,000	56,268
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	254,000	283,069
Oracle Corp., 5.375%, 7/15/40(3)(4)	445,000	446,925
		729,994
SPECIALTY RETAIL — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(3)	110,000	111,519
Home Depot, Inc. (The), 5.40%, 3/1/16(3)	170,000	190,260
Home Depot, Inc. (The), 5.95%, 4/1/41(3)	100,000	103,052
Staples, Inc., 9.75%, 1/15/14(3)	145,000	174,496
		579,327
TEXTILES, APPAREL & LUXURY GOODS(2)
Hanesbrands, Inc., 6.375%, 12/15/20(3)	140,000	139,300
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(3)	50,000	73,499
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)	200,000	209,559
America Movil SAB de CV, 5.00%, 3/30/20(3)	110,000	115,382
American Tower Corp., 4.625%, 4/1/15(3)	230,000	242,584
Rogers Communications, Inc., 6.25%, 6/15/13(3)	180,000	198,803
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	120,000	133,050
Vodafone Group plc, 5.625%, 2/27/17(3)	210,000	236,159
		1,135,537
TOTAL CORPORATE BONDS (Cost $52,538,598)		55,686,237
U.S. Treasury Securities — 9.5%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	70,000	82,480
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	1,239,000	1,420,011
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	2,680,000	3,119,689
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	2,970,000	2,960,255
U.S. Treasury Notes, 1.375%, 9/15/12(3)	4,200,000	4,259,556
U.S. Treasury Notes, 1.375%, 10/15/12(3)	4,500,000	4,565,214
U.S. Treasury Notes, 0.50%, 11/30/12(3)	2,960,000	2,963,700
U.S. Treasury Notes, 1.375%, 1/15/13(3)	1,500,000	1,522,911
U.S. Treasury Notes, 1.375%, 5/15/13(3)	1,000,000	1,015,317

Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.25%, 3/15/14(3)	$6,120,000	$6,170,227
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,500,000	2,597,070
U.S. Treasury Notes, 2.125%, 12/31/15(3)	8,150,000	8,260,155
U.S. Treasury Notes, 2.00%, 4/30/16(3)(5)	5,000,000	5,008,180
U.S. Treasury Notes, 2.625%, 4/30/18(3)(5)	375,000	374,121
U.S. Treasury Notes, 2.625%, 8/15/20(3)	1,871,000	1,780,520
U.S. Treasury Notes, 2.625%, 11/15/20(3)	4,000,000	3,787,812
U.S. Treasury Notes, 3.625%, 2/15/21	1,000,000	1,028,125
TOTAL U.S. TREASURY SECURITIES (Cost $50,427,692)		50,915,343
U.S. Government Agency Securities and Equivalents — 2.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLMC, 2.875%, 2/9/15(3)	2,900,000	3,038,762
FNMA, 2.75%, 3/13/14(3)	4,000,000	4,189,456
FNMA, 5.00%, 2/13/17(3)	2,200,000	2,499,627
FNMA, 6.625%, 11/15/30(3)	761,000	971,098
		10,698,943
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.7%
Ally Financial, Inc., 1.75%, 10/30/12(3)	2,000,000	2,039,820
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	1,800,000	1,838,388
		3,878,208
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $13,914,172)		14,577,151
Commercial Mortgage-Backed Securities(6) — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(3)	400,000	425,458
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	800,000	809,178
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 5/2/11(3)	600,000	615,989
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.40%, 5/16/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	448,386	440,343
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 5/2/11(3)	200,000	202,565
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 5/2/11(3)	480,000	515,486
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 5/2/11(3)	675,000	732,783
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	375,000	397,189
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	675,000	723,002
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	600,000	636,146
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,056,678
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 5/11/11(3)	300,000	323,045
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 5/11/11(3)	125,000	130,522
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	130,859	130,974
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 5/11/11(3)	400,000	424,022
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class A4 SEQ, VRN, 5.20%, 5/11/11(3)	225,000	244,736

Shares/ Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 5/11/11(3)	$400,000	$427,699
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.29%, 5/16/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	309,245	303,009
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	612,471	622,024
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(3)	195,670	198,497
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	161,039	162,810
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	4,776	4,775
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	300,000	313,942
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	76,147	76,945
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	200,000	206,114
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 5/2/11(3)	272,783	276,474
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 5/2/11(3)	1,000,000	1,037,365
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,327,973)		11,437,770
Collateralized Mortgage Obligations(6) — 1.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	279,224	289,835
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	650,516	496,522
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	218,020	219,930
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(3)	336,285	344,070
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 5/2/11(3)	426,617	422,707
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	48,033	47,983
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	270,514	269,813
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.78%, 5/2/11(3)	608,696	568,048
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	374,962	396,385
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.18%, 5/2/11	408,439	428,341
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	351,401	354,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	402,470	425,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	229,408	241,712
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.86%, 5/2/11(3)	223,827	222,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	338,582	344,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	428,466	422,350

Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.37%, 5/2/11(3)	$204,506	$205,347
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	450,000	435,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.18%, 5/2/11	302,657	305,058
		6,440,526
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	120,705	136,480
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,200,000	1,316,051
		1,452,531
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,831,364)		7,893,057
Municipal Securities — 1.1%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)	60,000	71,222
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	50,000	46,758
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	75,000	80,923
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	270,000	291,303
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(3)	280,000	282,668
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(3)	140,000	141,421
California GO, (Building Bonds), 7.30%, 10/1/39(3)	110,000	121,793
California GO, (Building Bonds), 7.60%, 11/1/40(3)	30,000	34,308
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	210,000	200,521
Illinois GO, 5.88%, 3/1/19(3)	240,000	249,238
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	300,000	252,393
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	110,000	110,318
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	200,000	200,458
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	60,000	58,648
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(3)	360,000	360,572
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	105,000	110,852
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	150,000	161,760
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	130,000	130,748
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	116,619
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	145,000	163,708
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	185,000	199,628
New York Municipal Water Finance Auth. Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(3)	400,000	397,128
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	110,000	106,725

Shares/ Principal Amount	Value
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	$70,000	$74,019
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(3)	210,000	201,600
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	205,000	209,305
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	210,000	209,884
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	135,000	124,787
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(3)	65,000	65,638
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	85,000	85,884
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	220,000	223,676
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	170,000	167,795
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	100,000	105,399
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	210,000	209,838
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	90,000	88,483
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	167,457
TOTAL MUNICIPAL SECURITIES (Cost $5,705,917)		5,823,477
Sovereign Governments and Agencies — 0.6%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	690,000	778,320
Brazilian Government International Bond, 5.625%, 1/7/41(3)	130,000	130,650
		908,970
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(3)	145,000	197,589
Province of Ontario Canada, 5.45%, 4/27/16(3)	150,000	172,000
		369,589
GERMANY — 0.1%
KfW, 4.125%, 10/15/14(3)	240,000	263,534
ITALY(2)
Republic of Italy, 3.125%, 1/26/15(3)	220,000	224,978
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)	90,000	100,800
United Mexican States, 5.95%, 3/19/19(3)	420,000	473,970
United Mexican States, 5.125%, 1/15/20(3)	130,000	138,060
United Mexican States, 6.05%, 1/11/40(3)	120,000	125,100
		837,930
POLAND — 0.1%
Republic of Poland, 5.125%, 4/21/21(3)	280,000	281,820
SOUTH KOREA(2)
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	160,548
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES (Cost $2,920,752)		3,047,369
Temporary Cash Investments — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3) (Cost $6,016,840)	6,016,840	6,016,840
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $457,607,333)		534,519,426
OTHER ASSETS AND LIABILITIES(2)		120,614
TOTAL NET ASSETS — 100.0%		$534,640,040

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
52	U.S. Long Bond	June 2011	$6,363,500	$125,883

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
162	U.S. Treasury 2-Year Notes	June 2011	$35,498,250	$(178,031)

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$4,400,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(6,314)	$(31,039)

Notes to Schedule of Investments

CDX = Credit Derivative Indexes
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $47,276,000.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,576,857 which represented 0.7% of total net assets.

(5)	When-issued security.

(6)	Final maturity indicated, unless otherwise noted.

(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $457,607,333)	$534,519,426
Cash	40,984
Receivable for investments sold	5,653,823
Receivable for capital shares sold	74,767
Receivable for variation margin on futures contracts	13,000
Dividends and interest receivable	1,887,874
542,189,874

Liabilities
Payable for investments purchased	6,782,586
Payable for capital shares redeemed	344,477
Payable for variation margin on futures contracts	5,063
Accrued management fees	386,669
Swap agreements, at value (including net premiums paid (received) of $(6,314))	31,039
7,549,834

Net Assets	$534,640,040

Net Assets Consist of:
Capital (par value and paid-in surplus)	$479,134,040
Undistributed net investment income	715,040
Accumulated net realized loss	(22,044,260)
Net unrealized appreciation	76,835,220
$534,640,040

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$523,960,745	32,012,534	$16.37
Institutional Class, $0.01 Par Value	$10,679,295	652,394	$16.37

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,577)	$3,006,173
Interest (net of foreign taxes withheld of $188)	3,961,302
6,967,475

Expenses:
Management fees	2,284,516
Directors’ fees and expenses	12,432
2,296,948

Net investment income (loss)	4,670,527

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,469,084
Futures contract transactions	(249,699)
Swap agreement transactions	502
25,219,887

Change in net unrealized appreciation (depreciation) on:
Investments	19,188,366
Futures contracts	111,273
Swap agreements	(24,725)
19,274,914

Net realized and unrealized gain (loss)	44,494,801

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,165,328

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$4,670,527	$8,968,987
Net realized gain (loss)	25,219,887	33,534,651
Change in net unrealized appreciation (depreciation)	19,274,914	14,794,715
Net increase (decrease) in net assets resulting from operations	49,165,328	57,298,353

Distributions to Shareholders
From net investment income:
Investor Class	(4,751,511)	(9,006,369)
Institutional Class	(91,243)	(137,117)
Decrease in net assets from distributions	(4,842,754)	(9,143,486)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(3,286,400)	(19,983,287)

Net increase (decrease) in net assets	41,036,174	28,171,580

Net Assets
Beginning of period	493,603,866	465,432,286
End of period	$534,640,040	$493,603,866

Undistributed net investment income	$715,040	$887,267

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income. The fund pursues its objectives by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund is authorized to issue the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2011 totaled $241,513,628, of which $87,918,157 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 totaled $239,391,811, of which $70,988,715 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	1,342,123	$21,018,941	2,377,402	$34,180,361
Issued in reinvestment of distributions	297,082	4,620,186	607,236	8,759,310
Redeemed	(2,057,938)	(32,149,718)	(4,356,884)	(62,587,920)
	(418,733)	(6,510,591)	(1,372,246)	(19,648,249)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	894,703	13,911,223	55,917	817,168
Issued in reinvestment of distributions	5,856	91,243	9,507	137,117
Redeemed	(683,423)	(10,778,275)	(90,124)	(1,289,323)
	217,136	3,224,191	(24,700)	(335,038)
Net increase (decrease)	(201,597)	$(3,286,400)	(1,396,946)	$(19,983,287)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$323,116,557	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$56,005,625	—
Corporate Bonds	—	55,686,237	—
U.S. Treasury Securities	—	50,915,343	—
U.S. Government Agency Securities and Equivalents	—	14,577,151	—
Commercial Mortgage-Backed Securities	—	11,437,770	—
Collateralized Mortgage Obligations	—	7,893,057	—
Municipal Securities	—	5,823,477	—
Sovereign Governments and Agencies	—	3,047,369	—
Temporary Cash Investments	6,016,840	—	—
Total Value of Investment Securities	$329,133,397	$205,386,029	—

Other Financial Instruments
Futures Contracts	$(52,148)	—	—
Swap Agreements	—	$(24,725)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(52,148)	$(24,725)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund began investing in credit risk derivative instruments in March 2011. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume since March 2011.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of April 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$31,039
Interest Rate Risk	Receivable for variation margin on futures contracts	$13,000	Payable for variation margin on futures contracts	5,063
		$13,000		$36,102

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$502	Change in net unrealized appreciation (depreciation) on swap agreements	$(24,725)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	95,768	Change in net unrealized appreciation (depreciation) on futures contracts	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(345,467)	Change in net unrealized appreciation (depreciation) on futures contracts	111,273
		$(249,197)		$86,548

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$464,231,002
Gross tax appreciation of investments	$72,488,663
Gross tax depreciation of investments	(2,200,239)
Net tax appreciation (depreciation) of investments	$70,288,424

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(39,619,923), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$15.02		$13.58	$12.66	$17.47	$17.03	$16.52
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14		0.27	0.28	0.37	0.35	0.35
Net Realized and Unrealized Gain (Loss)	1.36		1.44	0.93	(3.69)	1.11	1.40
Total From Investment Operations	1.50		1.71	1.21	(3.32)	1.46	1.75
Distributions
From Net Investment Income	(0.15)		(0.27)	(0.29)	(0.37)	(0.36)	(0.35)
From Net Realized Gains	—		—	—	(1.12)	(0.66)	(0.89)
Total Distributions	(0.15)		(0.27)	(0.29)	(1.49)	(1.02)	(1.24)
Net Asset Value, End of Period	$16.37		$15.02	$13.58	$12.66	$17.47	$17.03

Total Return(3)	10.03%		12.70%	9.81%	(20.52)%	8.92%	11.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.90	%(4)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.83	%(4)	1.85%	2.21%	2.42%	2.08%	2.13%
Portfolio Turnover Rate	48%		69%	110%	153%	161%	197%
Net Assets, End of Period (in millions)	$524		$487	$459	$440	$636	$637

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$15.02		$13.59	$12.66	$17.47	$17.04	$16.53
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15		0.29	0.30	0.39	0.39	0.38
Net Realized and Unrealized Gain (Loss)	1.36		1.44	0.94	(3.68)	1.09	1.40
Total From Investment Operations	1.51		1.73	1.24	(3.29)	1.48	1.78
Distributions
From Net Investment Income	(0.16)		(0.30)	(0.31)	(0.40)	(0.39)	(0.38)
From Net Realized Gains	—		—	—	(1.12)	(0.66)	(0.89)
Total Distributions	(0.16)		(0.30)	(0.31)	(1.52)	(1.05)	(1.27)
Net Asset Value, End of Period	$16.37		$15.02	$13.59	$12.66	$17.47	$17.04

Total Return(3)	10.14%		12.84%	10.11%	(20.37)%	9.07%	11.26%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.70	%(4)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.03	%(4)	2.05%	2.41%	2.62%	2.28%	2.33%
Portfolio Turnover Rate	48%		69%	110%	153%	161%	197%
Net Assets, End of Period (in thousands)	$10,679		$6,538	$6,249	$5,927	$1,338	$1,228

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71831   1106

SEMIANNUAL REPORT     |      APRIL 30, 2011

Capital Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACTIX	15.42%(3) 15.15%(3) 10.34%(3)	13.25%(3) 12.98%(3) 8.92%(3)	-0.06% -0.52% -0.07%	3.38% 2.98% 2.85%	4.37% 3.94% 3.69%	3/31/99
Russell 1000 Value Index	—	17.29%	15.24%	1.40%	4.31%	4.52%	—
Institutional Class Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACPIX	15.45%(3) 15.14%(3) 10.39%(3)	13.47%(3) 13.17%(3) 9.10%(3)	0.15% -0.35% 0.10%	— — —	3.76% 3.33% 3.19%	3/1/02
A Class(4) No sales charge* With sales charge* Return After-Tax on Distributions(2) Return After-Tax on Distributions and Sale of Shares(2)	ACCVX	15.15%(3) 8.51%(3) 8.30%(3) 5.78%(3)	12.79%(3) 6.24%(3) 6.03%(3) 4.30%(3)	-0.31% -1.49% -1.92% -1.28%	— — — —	5.28% 4.49% 4.14% 3.88%	5/14/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)
After-tax returns are calculated with sales charge, as applicable, using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3)	Returns would have been lower if a portion of the management fee had not been waived.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class
1.11%	0.91%	1.36%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Chevron Corp.	4.3%
JPMorgan Chase & Co.	3.6%
AT&T, Inc.	3.5%
Johnson & Johnson	3.5%
General Electric Co.	3.4%
Pfizer, Inc.	3.3%
Wells Fargo & Co.	3.0%
Procter & Gamble Co. (The)	2.9%
Merck & Co., Inc.	2.7%
Exxon Mobil Corp.	2.4%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.4%
Pharmaceuticals	10.4%
Diversified Financial Services	7.8%
Insurance	7.6%
Diversified Telecommunication Services	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—*

*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period(1) 11/1/10 – 4/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,154.20	$5.39	1.01%
Investor Class (before waiver)	$1,000	$1,154.20(2)	$5.93	1.11%
Institutional Class (after waiver)	$1,000	$1,154.50	$4.33	0.81%
Institutional Class (before waiver)	$1,000	$1,154.50(2)	$4.86	0.91%
A Class (after waiver)	$1,000	$1,151.50	$6.72	1.26%
A Class (before waiver)	$1,000	$1,151.50(2)	$7.25	1.36%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.79	$5.06	1.01%
Investor Class (before waiver)	$1,000	$1,019.29	$5.56	1.11%
Institutional Class (after waiver)	$1,000	$1,020.78	$4.06	0.81%
Institutional Class (before waiver)	$1,000	$1,020.28	$4.56	0.91%
A Class (after waiver)	$1,000	$1,018.55	$6.31	1.26%
A Class (before waiver)	$1,000	$1,018.05	$6.80	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AEROSPACE & DEFENSE — 1.7%
Honeywell International, Inc.	4,900	$300,027
Lockheed Martin Corp.	10,100	800,425
Northrop Grumman Corp.	21,000	1,335,810
		2,436,262
AIRLINES — 0.3%
Southwest Airlines Co.	32,300	379,525
BEVERAGES — 1.4%
Coca-Cola Co. (The)	5,800	391,268
PepsiCo, Inc.	24,700	1,701,583
		2,092,851
BIOTECHNOLOGY — 2.3%
Amgen, Inc.(1)	41,400	2,353,590
Gilead Sciences, Inc.(1)	23,800	924,392
		3,277,982
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	12,900	800,574
Bank of New York Mellon Corp. (The)	47,200	1,366,912
Goldman Sachs Group, Inc. (The)	15,800	2,385,958
Morgan Stanley	43,400	1,134,910
		5,688,354
CHEMICALS — 0.6%
E.I. du Pont de Nemours & Co.	16,700	948,393
COMMERCIAL BANKS — 5.6%
PNC Financial Services Group, Inc.	27,500	1,714,350
U.S. Bancorp.	80,100	2,068,182
Wells Fargo & Co.	151,300	4,404,343
		8,186,875
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	16,600	692,884
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	79,100	1,388,996
COMPUTERS & PERIPHERALS — 1.2%
Hewlett-Packard Co.	37,800	1,525,986
Western Digital Corp.(1)	6,700	266,660
		1,792,646
DIVERSIFIED FINANCIAL SERVICES — 7.8%
Bank of America Corp.	264,000	3,241,920
Citigroup, Inc.(1)	627,000	2,877,930
JPMorgan Chase & Co.	114,200	5,210,946
		11,330,796
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
AT&T, Inc.	165,100	5,137,912
CenturyLink, Inc.	18,200	742,196
Verizon Communications, Inc.	75,800	2,863,724
		8,743,832
ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	36,500	1,331,520
Exelon Corp.	14,200	598,530
PPL Corp.	35,800	981,994
		2,912,044
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	4,200	325,122
National Oilwell Varco, Inc.	6,100	467,809
Transocean Ltd.(1)	11,300	822,075
		1,615,006
FOOD & STAPLES RETAILING — 5.0%
CVS Caremark Corp.	48,600	1,761,264
Kroger Co. (The)	59,200	1,439,152
SYSCO Corp.	28,900	835,499
Walgreen Co.	18,600	794,592
Wal-Mart Stores, Inc.	44,200	2,430,116
		7,260,623
FOOD PRODUCTS — 1.5%
Kraft Foods, Inc., Class A	62,600	2,102,108
Unilever NV New York Shares	4,000	132,000
		2,234,108
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Medtronic, Inc.	28,700	1,198,225
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc.	21,000	868,980
HCA Holdings, Inc.(1)	4,000	131,200
Quest Diagnostics, Inc.	11,800	665,284
WellPoint, Inc.	14,500	1,113,455
		2,778,919
HOUSEHOLD PRODUCTS — 3.7%
Clorox Co.	5,200	362,232
Energizer Holdings, Inc.(1)	9,668	730,224
Procter & Gamble Co. (The)	65,300	4,237,970
		5,330,426
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	17,100	413,820

8

Shares	Value
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	242,200	$4,952,990
Tyco International Ltd.	17,200	838,328
		5,791,318
INSURANCE — 7.6%
Allstate Corp. (The)	54,600	1,847,664
Berkshire Hathaway, Inc., Class B(1)	16,400	1,366,120
Chubb Corp. (The)	29,700	1,936,143
Loews Corp.	35,500	1,571,230
MetLife, Inc.	11,600	542,764
Principal Financial Group, Inc.	29,500	995,625
Torchmark Corp.	12,200	816,424
Travelers Cos., Inc. (The)	32,200	2,037,616
		11,113,586
IT SERVICES — 1.2%
Fiserv, Inc.(1)	9,800	600,838
International Business Machines Corp.	6,600	1,125,828
		1,726,666
MACHINERY — 1.3%
Dover Corp.	8,900	605,556
Ingersoll-Rand plc	24,800	1,252,400
		1,857,956
MEDIA — 5.4%
CBS Corp., Class B	37,700	950,794
Comcast Corp., Class A	105,300	2,763,072
Time Warner Cable, Inc.	10,600	828,178
Time Warner, Inc.	48,900	1,851,354
Viacom, Inc., Class B	27,800	1,422,248
		7,815,646
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	4,000	220,120
Nucor Corp.	18,000	845,280
		1,065,400
MULTILINE RETAIL — 1.4%
Kohl’s Corp.	20,600	1,085,826
Macy’s, Inc.	41,500	992,265
		2,078,091
MULTI-UTILITIES — 0.9%
PG&E Corp.	28,400	1,308,672
OIL, GAS & CONSUMABLE FUELS — 11.4%
Apache Corp.	12,400	1,653,788
Chevron Corp.	56,600	6,194,304
ConocoPhillips	33,700	2,659,941
Exxon Mobil Corp.	39,000	3,432,000
Occidental Petroleum Corp.	9,500	1,085,755
Total SA ADR	14,400	924,912
Valero Energy Corp.	20,500	580,150
		16,530,850
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	23,500	725,680
PHARMACEUTICALS — 10.4%
Abbott Laboratories	26,100	1,358,244
Johnson & Johnson	77,500	5,093,300
Merck & Co., Inc.	109,000	3,918,550
Pfizer, Inc.	229,600	4,812,416
		15,182,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	31,900	500,511
Intel Corp.	63,900	1,481,841
Marvell Technology Group Ltd.(1)	26,500	408,895
		2,391,247
SOFTWARE — 2.8%
Activision Blizzard, Inc.	56,200	640,118
Microsoft Corp.	99,200	2,581,184
Oracle Corp.	24,200	872,410
		4,093,712
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	5,500	553,080
TOBACCO — 0.9%
Altria Group, Inc.	47,700	1,280,268
TOTAL COMMON STOCKS (Cost $108,319,874)		144,217,249
Temporary Cash Investments — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	50,637	50,637
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 6.750%-7.625%, 11/15/22-8/15/26, valued at $1,327,696), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $1,300,001)		1,300,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,350,637)		1,350,637
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $109,670,511)		145,567,886
OTHER ASSETS AND LIABILITIES(2)		2,525
TOTAL NET ASSETS — 100.0%		$145,570,411

9

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $109,670,511)	$145,567,886
Cash	28,950
Receivable for investments sold	427,361
Receivable for capital shares sold	56,488
Dividends and interest receivable	208,784
146,289,469

Liabilities
Payable for investments purchased	358,592
Payable for capital shares redeemed	241,768
Accrued management fees	117,803
Distribution and service fees payable	895
719,058

Net Assets	$145,570,411

Net Assets Consist of:
Capital (par value and paid-in surplus)	$133,071,019
Undistributed net investment income	624,116
Accumulated net realized loss	(24,022,099)
Net unrealized appreciation	35,897,375
$145,570,411

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$137,225,568	21,091,727	$6.51
Institutional Class, $0.01 Par Value	$3,919,024	602,146	$6.51
A Class, $0.01 Par Value	$4,425,819	680,929	$6.50*

*Maximum offering price $6.90 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,731,069
Interest	232
1,731,301

Expenses:
Management fees	789,768
Distribution and service fees — A Class	5,291
Directors’ fees and expenses	3,651
798,710
Fees waived	(72,167)
726,543

Net investment income (loss)	1,004,758

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,241,327
Change in net unrealized appreciation (depreciation) on investments	11,546,077

Net realized and unrealized gain (loss)	19,787,404

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,792,162

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,004,758	$2,559,390
Net realized gain (loss)	8,241,327	1,237,403
Change in net unrealized appreciation (depreciation)	11,546,077	11,294,260
Net increase (decrease) in net assets resulting from operations	20,792,162	15,091,053

Distributions to Shareholders
From net investment income:
Investor Class	(2,149,583)	(2,997,083)
Institutional Class	(71,311)	(160,186)
A Class	(56,838)	(74,678)
Decrease in net assets from distributions	(2,277,732)	(3,231,947)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(18,091,392)	(38,059,437)

Net increase (decrease) in net assets	423,038	(26,200,331)

Net Assets
Beginning of period	145,147,373	171,347,704
End of period	$145,570,411	$145,147,373

Undistributed net investment income	$624,116	$1,897,090

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of medium to large companies that management believes to be undervalued at the time of purchase. The fund also seeks to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund is authorized to issue the Investor Class, the Institutional Class and the A Class (formerly Advisor Class). The A Class may incur an initial sales charge. The A Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

14

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class and A Class. The Institutional Class is 0.20% less at each point within the range. During the six months ended April 30, 2011, the investment advisor voluntarily agreed to waive 0.10% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2011, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2011 was $68,017, $2,033 and $2,117 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2011 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2011 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $16,977,340 and $36,861,569, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,018,769	$6,235,843	1,955,169	$10,850,916
Issued in reinvestment of distributions	325,518	1,927,066	451,737	2,507,145
Redeemed	(4,174,878)	(25,417,407)	(8,285,413)	(45,868,497)
	(2,830,591)	(17,254,498)	(5,878,507)	(32,510,436)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	177,260	1,079,360	390,590	2,170,864
Issued in reinvestment of distributions	7,940	47,007	8,418	46,637
Redeemed	(276,956)	(1,705,189)	(1,214,410)	(6,689,788)
	(91,756)	(578,822)	(815,402)	(4,472,287)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	75,470	463,963	116,151	650,738
Issued in reinvestment of distributions	9,570	56,655	13,441	74,594
Redeemed	(126,785)	(778,690)	(327,159)	(1,802,046)
	(41,745)	(258,072)	(197,567)	(1,076,714)
Net increase (decrease)	(2,964,092)	$(18,091,392)	(6,891,476)	$(38,059,437)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$144,217,249	—	—
Temporary Cash Investments	50,637	$1,300,000	—
Total Value of Investment Securities	$144,267,886	$1,300,000	—

17

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$111,993,288
Gross tax appreciation of investments	$37,142,810
Gross tax depreciation of investments	(3,568,212)
Net tax appreciation (depreciation) of investments	$33,574,598

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(30,135,109), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(5,984,250) and $(24,150,859) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.73		$5.32	$5.17	$8.78	$8.23	$7.15
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04		0.09	0.11	0.14	0.13	0.12
Net Realized and Unrealized Gain (Loss)	0.83		0.42	0.21	(3.28)	0.65	1.14
Total From Investment Operations	0.87		0.51	0.32	(3.14)	0.78	1.26
Distributions
From Net Investment Income	(0.09)		(0.10)	(0.17)	(0.13)	(0.12)	(0.10)
From Net Realized Gains	—		—	—	(0.34)	(0.11)	(0.08)
Total Distributions	(0.09)		(0.10)	(0.17)	(0.47)	(0.23)	(0.18)
Net Asset Value, End of Period	$6.51		$5.73	$5.32	$5.17	$8.78	$8.23

Total Return(3)	15.42%		9.69%	6.85%	(37.52)%	9.66%	18.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.09%	1.10%	1.10%	1.10%	1.10%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.11	%(4)	1.11%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.39	%(4)	1.56%	2.33%	1.98%	1.52%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.29	%(4)	1.54%	2.33%	1.98%	1.52%	1.55%
Portfolio Turnover Rate	12%		27%	19%	26%	15%	16%
Net Assets, End of Period (in thousands)	$137,226		$137,037	$158,431	$185,569	$461,413	$466,803

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.74		$5.32	$5.17	$8.79	$8.24	$7.16
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.10	0.12	0.15	0.15	0.13
Net Realized and Unrealized Gain (Loss)	0.83		0.43	0.21	(3.28)	0.65	1.15
Total From Investment Operations	0.88		0.53	0.33	(3.13)	0.80	1.28
Distributions
From Net Investment Income	(0.11)		(0.11)	(0.18)	(0.15)	(0.14)	(0.12)
From Net Realized Gains	—		—	—	(0.34)	(0.11)	(0.08)
Total Distributions	(0.11)		(0.11)	(0.18)	(0.49)	(0.25)	(0.20)
Net Asset Value, End of Period	$6.51		$5.74	$5.32	$5.17	$8.79	$8.24

Total Return(3)	15.45%		10.11%	7.07%	(37.46)%	9.88%	18.24%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.89%	0.90%	0.90%	0.90%	0.90%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.91	%(4)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59	%(4)	1.76%	2.53%	2.18%	1.72%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.49	%(4)	1.74%	2.53%	2.18%	1.72%	1.75%
Portfolio Turnover Rate	12%		27%	19%	26%	15%	16%
Net Assets, End of Period (in thousands)	$3,919		$3,980	$8,035	$12,030	$28,077	$31,141

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

20

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.72		$5.30	$5.15	$8.76	$8.21	$7.14
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03		0.07	0.10	0.12	0.11	0.10
Net Realized and Unrealized Gain (Loss)	0.83		0.44	0.21	(3.28)	0.65	1.13
Total From Investment Operations	0.86		0.51	0.31	(3.16)	0.76	1.23
Distributions
From Net Investment Income	(0.08)		(0.09)	(0.16)	(0.11)	(0.10)	(0.08)
From Net Realized Gains	—		—	—	(0.34)	(0.11)	(0.08)
Total Distributions	(0.08)		(0.09)	(0.16)	(0.45)	(0.21)	(0.16)
Net Asset Value, End of Period	$6.50		$5.72	$5.30	$5.15	$8.76	$8.21

Total Return(4)	15.15%		9.64%	6.59%	(37.78)%	9.40%	17.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.26	%(5)	1.34%	1.35%	1.35%	1.35%	1.35%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.36	%(5)	1.36%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.14	%(5)	1.31%	2.08%	1.73%	1.27%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.04	%(5)	1.29%	2.08%	1.73%	1.27%	1.30%
Portfolio Turnover Rate	12%		27%	19%	26%	15%	16%
Net Assets, End of Period (in thousands)	$4,426		$4,130	$4,881	$7,004	$16,059	$16,973

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71836   1106

SEMIANNUAL REPORT     |     APRIL 30, 2011

Focused Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	AFSIX	15.25%	17.21%	4.07%	5.34%	2/28/05
Russell 1000 Growth Index	—	16.96%	20.87%	5.06%	5.85%	—
Institutional Class	AFGNX	15.38%	17.46%	—	1.94%	9/28/07
A Class No sales charge* With sales charge*	AFGAX	15.19% 8.56%	16.92% 10.20%	— —	1.50% -0.17%	9/28/07
B Class No sales charge* With sales charge*	AFGBX	14.63% 9.63%	16.01% 12.01%	— —	0.71% -0.12%	9/28/07
C Class No sales charge* With sales charge*	AFGCX	14.73% 13.73%	16.11% 16.11%	— —	0.74% 0.74%	9/28/07
R Class	AFGRX	15.05%	16.66%	—	1.23%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	2.02%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011

Top Ten Holdings	% of net assets
Apple, Inc.	4.7%
Schlumberger Ltd.	4.1%
Coca-Cola Co. (The)	3.9%
EMC Corp.	3.6%
Accenture plc, Class A	3.3%
Oracle Corp.	3.1%
Express Scripts, Inc.	2.9%
PPG Industries, Inc.	2.7%
Novo Nordisk A/S B Shares	2.6%
BorgWarner, Inc.	2.6%

Top Five Industries	% of net assets
Computers & Peripherals	9.9%
Software	6.6%
Aerospace & Defense	5.5%
Machinery	5.2%
Pharmaceuticals	4.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.4%
Foreign Common Stocks*	7.6%
Total Common Stocks	98.0%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.1)%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 - 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,152.50	$5.39	1.01%
Institutional Class	$1,000	$1,153.80	$4.33	0.81%
A Class	$1,000	$1,151.90	$6.72	1.26%
B Class	$1,000	$1,146.30	$10.70	2.01%
C Class	$1,000	$1,147.30	$10.70	2.01%
R Class	$1,000	$1,150.50	$8.05	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.0%
AEROSPACE & DEFENSE — 5.5%
Honeywell International, Inc.	3,367	$206,162
Rockwell Collins, Inc.	7,124	449,524
Textron, Inc.	20,480	534,528
		1,190,214
AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc., Class B	5,618	421,181
AUTO COMPONENTS — 2.6%
BorgWarner, Inc.(1)	7,366	568,950
AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	6,015	224,119
BEVERAGES — 3.9%
Coca-Cola Co. (The)	12,354	833,401
BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	432	41,856
Amgen, Inc.(1)	8,142	462,873
		504,729
CAPITAL MARKETS — 0.4%
BlackRock, Inc.	421	82,491
CHEMICALS — 2.7%
PPG Industries, Inc.	6,106	578,055
COMMUNICATIONS EQUIPMENT — 0.5%
QUALCOMM, Inc.	2,056	116,863
COMPUTERS & PERIPHERALS — 9.9%
Apple, Inc.(1)	2,908	1,012,653
EMC Corp.(1)	27,279	773,087
NetApp, Inc.(1)	6,612	343,691
		2,129,431
CONSUMER FINANCE — 2.0%
American Express Co.	8,749	429,401
DIVERSIFIED — 2.2%
iShares Russell 1000 Growth Index Fund	7,452	465,377
ELECTRICAL EQUIPMENT — 2.6%
Rockwell Automation, Inc.	6,347	553,014
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Jabil Circuit, Inc.	18,199	361,068
ENERGY EQUIPMENT & SERVICES — 4.1%
Schlumberger Ltd.	9,748	874,883
FOOD PRODUCTS — 1.4%
General Mills, Inc.	2,913	112,383
Kellogg Co.	3,392	194,260
		306,643
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Covidien plc	6,436	358,421
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Express Scripts, Inc.(1)	10,809	613,303
HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc.(1)	259	69,098
Las Vegas Sands Corp.(1)	600	28,206
Starwood Hotels & Resorts Worldwide, Inc.	5,389	321,023
		418,327
HOUSEHOLD DURABLES — 1.5%
Whirlpool Corp.	3,654	314,902
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	3,014	195,609
INSURANCE — 1.4%
Aflac, Inc.	5,520	310,169
INTERNET SOFTWARE & SERVICES — 0.4%
Google, Inc., Class A(1)	162	88,144
IT SERVICES — 3.3%
Accenture plc, Class A	12,295	702,413
MACHINERY — 5.2%
Eaton Corp.	10,548	564,634
Illinois Tool Works, Inc.	9,675	565,117
		1,129,751
MEDIA — 2.1%
Scripps Networks Interactive, Inc., Class A	8,006	411,668
Walt Disney Co. (The)	1,106	47,669
		459,337
METALS & MINING — 3.2%
Cliffs Natural Resources, Inc.	3,514	329,332
Freeport-McMoRan Copper & Gold, Inc.	4,045	222,596
Newmont Mining Corp.	2,180	127,770
		679,698
MULTILINE RETAIL — 2.8%
Kohl’s Corp.	5,317	280,259
Target Corp.	6,655	326,761
		607,020
OIL, GAS & CONSUMABLE FUELS — 4.0%
Cimarex Energy Co.	3,740	413,607
ConocoPhillips	401	31,651
Occidental Petroleum Corp.	3,556	406,415
		851,673
PHARMACEUTICALS — 4.6%
Abbott Laboratories	7,870	409,555
Novo Nordisk A/S B Shares	4,511	570,247
		979,802

8

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	1,066	$28,473
ROAD & RAIL — 1.5%
Union Pacific Corp.	3,190	330,069
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Broadcom Corp., Class A(1)	9,873	347,332
Linear Technology Corp.	14,558	506,618
RF Micro Devices, Inc.(1)	13,110	87,313
		941,263
SOFTWARE — 6.6%
Intuit, Inc.(1)	5,243	291,301
Microsoft Corp.	17,560	456,911
Oracle Corp.	18,751	675,974
		1,424,186
SPECIALTY RETAIL — 4.1%
Home Depot, Inc. (The)	14,768	548,484
Limited Brands, Inc.	5,044	207,611
OfficeMax, Inc.(1)	4,972	49,521
Williams-Sonoma, Inc.	1,606	69,716
		875,332
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Crown Castle International Corp.(1)	3,250	139,295
TOTAL COMMON STOCKS (Cost $16,287,536)		21,087,007
Temporary Cash Investments — 2.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,604	$65,604
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $408,000), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $400,000)		400,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $465,604)		465,604
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $16,753,140)		21,552,611
OTHER ASSETS AND LIABILITIES — (0.1)%		(27,608)
TOTAL NET ASSETS — 100.0%		$21,525,003

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,907,364	DKK for USD	UBS AG	5/31/11	$378,582	$(4,281)

(Value on Settlement Date $374,301)

Notes to Schedule of Investments

DKK = Danish Krone
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $16,753,140)	$21,552,611
Receivable for capital shares sold	2,312
Dividends and interest receivable	18,621
21,573,544

Liabilities
Payable for capital shares redeemed	25,697
Unrealized loss on forward foreign currency exchange contracts	4,281
Accrued management fees	17,413
Distribution and service fees payable	1,150
48,541

Net Assets	$21,525,003

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,604,899
Undistributed net investment income	20,673
Accumulated net realized loss	(1,895,814)
Net unrealized appreciation	4,795,245
$21,525,003

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$17,551,062	1,504,597	$11.66
Institutional Class, $0.01 Par Value	$26,788	2,299	$11.65
A Class, $0.01 Par Value	$3,034,937	260,257	$11.66*
B Class, $0.01 Par Value	$54,529	4,731	$11.53
C Class, $0.01 Par Value	$407,833	35,379	$11.53
R Class, $0.01 Par Value	$449,854	38,638	$11.64

*Maximum offering price $12.37 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,269)	$130,662
Interest	192
130,854
Expenses:
Management fees	88,966
Distribution and service fees:
A Class	1,951
B Class	263
C Class	1,310
R Class	1,041
Directors’ fees and expenses	490
94,021

Net investment income (loss)	36,833

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	176,623
Foreign currency transactions	(24,518)
152,105

Change in net unrealized appreciation (depreciation) on:
Investments	2,113,277
Translation of assets and liabilities in foreign currencies	(3,702)
2,109,575

Net realized and unrealized gain (loss)	2,261,680

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,298,513

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$36,833	$47,814
Net realized gain (loss)	152,105	505,068
Change in net unrealized appreciation (depreciation)	2,109,575	1,440,996
Net increase (decrease) in net assets resulting from operations	2,298,513	1,993,878

Distributions to Shareholders
From net investment income:
Investor Class	(72,511)	(5,153)
Institutional Class	(180)	(52)
A Class	(1,550)	—
R Class	(89)	—
Decrease in net assets from distributions	(74,330)	(5,205)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	5,828,338	(1,608,018)

Net increase (decrease) in net assets	8,052,521	380,655

Net Assets
Beginning of period	13,472,482	13,091,827
End of period	$21,525,003	$13,472,482

Undistributed net investment income	$20,673	$58,170

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by purchasing stocks of larger-sized companies that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Exchange-Traded Funds — The fund may invest in exchange-traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $9,378,447 and $3,794,586, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	411,516	$4,588,838	288,170	$2,753,240
Issued in reinvestment of distributions	6,447	70,211	526	5,016
Redeemed	(165,970)	(1,840,059)	(472,403)	(4,453,387)
	251,993	2,818,990	(183,707)	(1,695,131)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	17	180	5	52
A Class/Shares Authorized	10,000,000		10,000,000
Sold	214,943	2,436,072	16,805	159,354
Issued in reinvestment of distributions	141	1,540	—	—
Redeemed	(4,211)	(47,126)	(10,141)	(97,426)
	210,873	2,390,486	6,664	61,928
B Class/Shares Authorized	10,000,000		10,000,000
Redeemed	(624)	(6,470)	(94)	(854)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	29,594	335,711	6,726	62,733
Redeemed	(7,275)	(80,420)	(4,044)	(37,545)
	22,319	255,291	2,682	25,188
R Class/Shares Authorized	10,000,000		10,000,000
Sold	36,303	369,772	98	938
Issued in reinvestment of distributions	8	89	—	—
Redeemed	—	—	(14)	(139)
	36,311	369,861	84	799
Net increase (decrease)	520,889	$5,828,338	(174,366)	$(1,608,018)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$19,455,926	—	—
Foreign Common Stocks	1,060,834	$570,247	—
Temporary Cash Investments	65,604	400,000	—
Total Value of Investment Securities	$20,582,364	$970,247	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(4,281)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $4,281 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(24,571) in net realized gain (loss) on foreign currency transactions and $(3,637) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those  resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,851,728
Gross tax appreciation of investments	$4,796,543
Gross tax depreciation of investments	(95,660)
Net tax appreciation (depreciation) of investments	$4,700,883

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(1,956,380), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(218,461) and $(1,737,919) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.17		$8.73	$7.73	$12.92	$11.42	$10.53
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.04	0.04	0.02	0.04	0.01
Net Realized and Unrealized Gain (Loss)	1.52		1.40	1.01	(3.74)	1.73	0.95
Total From Investment Operations	1.55		1.44	1.05	(3.72)	1.77	0.96
Distributions
From Net Investment Income	(0.06)		— (3)	(0.05)	(0.01)	(0.04)	— (3)
From Net Realized Gains	—		—	—	(1.46)	(0.23)	(0.07)
Total Distributions	(0.06)		— (3)	(0.05)	(1.47)	(0.27)	(0.07)
Net Asset Value, End of Period	$11.66		$10.17	$8.73	$7.73	$12.92	$11.42

Total Return(4)	15.25%		16.54%	13.77%	(32.19)%	15.78%	9.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(5)	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46	%(5)	0.38%	0.50%	0.22%	0.33%	0.07%
Portfolio Turnover Rate	22%		66%	125%	130%	275%	313%
Net Assets, End of Period (in thousands)	$17,551		$12,739	$12,541	$8,814	$13,381	$15,837

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

19

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.17		$8.73	$7.73	$12.93	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.05	0.05	0.04	—	(4)
Net Realized and Unrealized Gain (Loss)	1.52		1.41	1.01	(3.75)	0.34
Total From Investment Operations	1.56		1.46	1.06	(3.71)	0.34
Distributions
From Net Investment Income	(0.08)		(0.02)	(0.06)	(0.03)	—
From Net Realized Gains	—		—	—	(1.46)	—
Total Distributions	(0.08)		(0.02)	(0.06)	(1.49)	—
Net Asset Value, End of Period	$11.65		$10.17	$8.73	$7.73	$12.93

Total Return(5)	15.38%		16.77%	14.00%	(32.09)%	2.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(6)	0.82%	0.80%	0.80%	0.80	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	%(6)	0.58%	0.70%	0.42%	(0.40	)%(6)
Portfolio Turnover Rate	22%		66%	125%	130%	275	%(7)
Net Assets, End of Period (in thousands)	$27		$23	$20	$17	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

20

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.15		$8.74	$7.73	$12.92	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		0.01	0.02	— (4)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.53		1.40	1.02	(3.75)	0.34
Total From Investment Operations	1.54		1.41	1.04	(3.75)	0.33
Distributions
From Net Investment Income	(0.03)		—	(0.03)	—	—
From Net Realized Gains	—		—	—	(1.44)	—
Total Distributions	(0.03)		—	(0.03)	(1.44)	—
Net Asset Value, End of Period	$11.66		$10.15	$8.74	$7.73	$12.92

Total Return(5)	15.19%		16.27%	13.48%	(32.37)%	2.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.26	%(6)	1.27%	1.25%	1.25%	1.25	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21	%(6)	0.13%	0.25%	(0.03)%	(0.85	)%(6)
Portfolio Turnover Rate	22%		66%	125%	130%	275	%(7)
Net Assets, End of Period (in thousands)	$3,035		$501	$373	$241	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

21

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.05		$8.71	$7.73	$12.91	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.03)		(0.06)	(0.04)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.51		1.40	1.02	(3.75)	0.34
Total From Investment Operations	1.48		1.34	0.98	(3.83)	0.32
Distributions
From Net Realized Gains	—		—	—	(1.35)	—
Net Asset Value, End of Period	$11.53		$10.05	$8.71	$7.73	$12.91

Total Return(4)	14.63%		15.38%	12.68%	(32.87)%	2.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.02%	2.00%	2.00%	2.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54	)%(5)	(0.62)%	(0.50)%	(0.78)%	(1.60	)%(5)
Portfolio Turnover Rate	22%		66%	125%	130%	275	%(6)
Net Assets, End of Period (in thousands)	$55		$54	$47	$30	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

22

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.05		$8.71	$7.73	$12.91	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.03)		(0.06)	(0.04)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.51		1.40	1.02	(3.75)	0.34
Total From Investment Operations	1.48		1.34	0.98	(3.83)	0.32
Distributions
From Net Realized Gains	—		—	—	(1.35)	—
Net Asset Value, End of Period	$11.53		$10.05	$8.71	$7.73	$12.91

Total Return(4)	14.73%		15.38%	12.68%	(32.87)%	2.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.02%	2.00%	2.00%	2.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54	)%(5)	(0.62)%	(0.50)%	(0.78)%	(1.52	)%(5)
Portfolio Turnover Rate	22%		66%	125%	130%	275	%(6)
Net Assets, End of Period (in thousands)	$408		$131	$90	$73	$76

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009		2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.12		$8.73	$7.73		$12.92	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	—	(4)	(0.01)	—	(4)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.52		1.40	1.02		(3.76)	0.34
Total From Investment Operations	1.52		1.39	1.02		(3.78)	0.33
Distributions
From Net Investment Income	—	(4)	—	(0.02)		—	—
From Net Realized Gains	—		—	—		(1.41)	—
Total Distributions	—	(4)	—	(0.02)		(1.41)	—
Net Asset Value, End of Period	$11.64		$10.12	$8.73		$7.73	$12.92

Total Return(5)	15.05%		15.92%	13.19%		(32.56)%	2.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.51	%(6)	1.52%	1.50%		1.50%	1.50	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04	)%(6)	(0.12)%	0.00	%(7)	(0.28)%	(1.10	)%(6)
Portfolio Turnover Rate	22%		66%	125%		130%	275	%(8)
Net Assets, End of Period (in thousands)	$450		$24	$20		$17	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Ratio was less than 0.005%.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71835   1106

SEMIANNUAL REPORT     |      APRIL 30, 2011

Fundamental Equity Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	AFDAX	17.33% 10.56%	17.52% 10.73%	4.59% 3.36%	7.06% 6.07%	11/30/04
S&P 500 Index	—	16.36%	17.22%	2.95%	4.48%	—
Investor Class	AFDIX	17.42%	17.82%	4.84%	6.58%	7/29/05
Institutional Class	AFEIX	17.64%	18.04%	5.06%	6.79%	7/29/05
B Class No sales charge* With sales charge*	AFDBX	16.84% 11.84%	16.54% 12.54%	3.79% 3.61%	6.23% 6.23%	11/30/04
C Class No sales charge* With sales charge*	AFDCX	16.93% 15.93%	16.63% 16.63%	3.80% 3.80%	6.24% 6.24%	11/30/04
R Class	AFDRX	17.17%	17.17%	4.32%	6.04%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase.
C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	2.02%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011

Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.5%
Apple, Inc.	3.3%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.2%
Procter & Gamble Co. (The)	2.0%
JPMorgan Chase & Co.	2.0%
Microsoft Corp.	2.0%
EMC Corp.	1.9%
Honeywell International, Inc.	1.7%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.7%
Computers & Peripherals	6.1%
Insurance	5.6%
Health Care Providers & Services	4.7%
Pharmaceuticals	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks and Futures	98.9%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.1%

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 - 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,174.20	$5.44	1.01%
Institutional Class	$1,000	$1,176.40	$4.37	0.81%
A Class	$1,000	$1,173.30	$6.79	1.26%
B Class	$1,000	$1,168.40	$10.81	2.01%
C Class	$1,000	$1,169.30	$10.81	2.01%
R Class	$1,000	$1,171.70	$8.13	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AEROSPACE & DEFENSE — 3.1%
General Dynamics Corp.	21,959	$1,599,054
Honeywell International, Inc.	57,302	3,508,602
United Technologies Corp.	14,266	1,277,948
		6,385,604
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	22,279	1,670,257
AIRLINES — 0.2%
Allegiant Travel Co.	5,209	233,728
United Continental Holdings, Inc.(1)	1,558	35,554
US Airways Group, Inc.(1)	5,581	50,731
		320,013
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc.(1)	9,927	127,066
AUTOMOBILES — 0.9%
Ford Motor Co.(1)	116,979	1,809,665
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	38,159	1,495,833
BIOTECHNOLOGY — 1.7%
Amgen, Inc.(1)	57,543	3,271,320
Gilead Sciences, Inc.(1)	4,328	168,099
		3,439,419
CAPITAL MARKETS — 0.5%
Ameriprise Financial, Inc.	4,487	278,463
Legg Mason, Inc.	22,189	824,322
		1,102,785
CHEMICALS — 1.2%
Ashland, Inc.	6,894	427,979
E.I. du Pont de Nemours & Co.	8,735	496,061
Eastman Chemical Co.	1,202	128,914
International Flavors & Fragrances, Inc.	22,680	1,440,634
		2,493,588
COMMERCIAL BANKS — 3.2%
Bank of Hawaii Corp.	13,143	641,247
PNC Financial Services Group, Inc.	19,750	1,231,215
Wells Fargo & Co.	156,377	4,552,134
		6,424,596
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Knoll, Inc.	23,562	462,522
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	57,029	1,001,429
Motorola Mobility Holdings, Inc.(1)	3,560	92,774
Motorola Solutions, Inc.(1)	4,068	186,640
QUALCOMM, Inc.	15,148	861,012
		2,141,855
COMPUTERS & PERIPHERALS — 6.1%
Apple, Inc.(1)	19,315	6,726,062
EMC Corp.(1)	138,570	3,927,074
Hewlett-Packard Co.	14,907	601,796
SanDisk Corp.(1)	21,460	1,054,544
		12,309,476
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.(1)	9,938	307,780
Foster Wheeler AG(1)	2,003	71,247
		379,027
CONSUMER FINANCE — 0.6%
American Express Co.	23,082	1,132,865
CONTAINERS & PACKAGING — 0.2%
Sealed Air Corp.	13,063	336,634
DIVERSIFIED CONSUMER SERVICES — 0.3%
Sotheby’s	10,475	529,197
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Citigroup, Inc.(1)	725,703	3,330,977
JPMorgan Chase & Co.	90,612	4,134,626
NYSE Euronext	3,045	121,952
		7,587,555
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	98,576	3,067,685
CenturyLink, Inc.	7,321	298,551
Frontier Communications Corp.	3,875	32,046
Verizon Communications, Inc.	19,303	729,267
		4,127,549
ELECTRIC UTILITIES — 0.5%
FirstEnergy Corp.	23,802	951,128
ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	12,262	466,324
Emerson Electric Co.	39,270	2,386,045
		2,852,369

8

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(2)
Power-One, Inc.(1)	6,997	$57,795
ENERGY EQUIPMENT & SERVICES — 2.1%
Ensco plc ADR	5,289	315,330
Nabors Industries Ltd.(1)	43,920	1,345,709
National Oilwell Varco, Inc.	14,801	1,135,089
Patterson-UTI Energy, Inc.	44,159	1,373,786
Rowan Cos., Inc.(1)	3,946	164,548
		4,334,462
FOOD & STAPLES RETAILING — 1.9%
Safeway, Inc.	13,304	323,420
SYSCO Corp.	9,858	284,995
Walgreen Co.	18,834	804,588
Wal-Mart Stores, Inc.	44,673	2,456,122
		3,869,125
FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	12,084	447,350
ConAgra Foods, Inc.	7,234	176,871
H.J. Heinz Co.	43,998	2,254,017
Kraft Foods, Inc., Class A	8,722	292,885
Sara Lee Corp.	10,274	197,261
Smithfield Foods, Inc.(1)	33,522	789,778
Tyson Foods, Inc., Class A	85,723	1,705,888
		5,864,050
GAS UTILITIES — 0.1%
Questar Corp.	11,148	195,870
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Covidien plc	1,683	93,726
Medtronic, Inc.	5,050	210,838
Stryker Corp.	6,241	368,219
		672,783
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Aetna, Inc.	24,283	1,004,831
AmerisourceBergen Corp.	61,897	2,515,494
Cardinal Health, Inc.	50,056	2,186,947
Humana, Inc.(1)	13,952	1,062,026
Medco Health Solutions, Inc.(1)	7,204	427,413
UnitedHealth Group, Inc.	47,188	2,323,065
		9,519,776
HOTELS, RESTAURANTS & LEISURE — 0.9%
Bally Technologies, Inc.(1)	4,648	181,226
Cheesecake Factory, Inc. (The)(1)	3,445	101,352
Starbucks Corp.	24,732	895,051
Wyndham Worldwide Corp.	21,894	757,751
		1,935,380
HOUSEHOLD DURABLES — 0.4%
Tupperware Brands Corp.	4,723	300,713
Whirlpool Corp.	5,792	499,155
		799,868
HOUSEHOLD PRODUCTS — 2.3%
Kimberly-Clark Corp.	7,855	518,901
Procter & Gamble Co. (The)	64,116	4,161,129
		4,680,030
INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	164,616	3,366,397
INSURANCE — 5.6%
ACE Ltd.	12,584	846,274
Aflac, Inc.	13,171	740,078
American Financial Group, Inc.	6,410	229,286
Assurant, Inc.	12,663	502,721
Chubb Corp. (The)	7,614	496,357
Principal Financial Group, Inc.	19,505	658,294
Prudential Financial, Inc.	53,458	3,390,306
Travelers Cos., Inc. (The)	39,752	2,515,506
Unum Group	74,212	1,965,134
		11,343,956
INTERNET SOFTWARE & SERVICES — 1.4%
AOL, Inc.(1)	5,450	111,071
eBay, Inc.(1)	7,855	270,212
Google, Inc., Class A(1)	4,399	2,393,496
		2,774,779
IT SERVICES — 4.4%
Accenture plc, Class A	21,719	1,240,806
International Business Machines Corp.	36,369	6,203,824
Western Union Co. (The)	73,900	1,570,375
		9,015,005
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	16,751	784,617
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,286	197,127
MACHINERY — 2.5%
Caterpillar, Inc.	4,610	532,040
Deere & Co.	11,747	1,145,332
Dover Corp.	35,745	2,432,090
Oshkosh Corp.(1)	14,826	469,391
Wabtec Corp.	6,010	428,994
		5,007,847

9

Shares	Value
MEDIA — 3.7%
CBS Corp., Class B	6,426	$162,064
Comcast Corp., Class A	112,041	2,939,956
DirecTV, Class A(1)	2,058	99,998
Gannett Co., Inc.	5,733	86,339
Omnicom Group, Inc.	5,968	293,566
Time Warner Cable, Inc.	15,148	1,183,513
Time Warner, Inc.	60,109	2,275,727
Valassis Communications, Inc.(1)	3,075	88,652
Viacom, Inc., Class B	8,416	430,562
		7,560,377
METALS & MINING — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	48,769	2,683,758
Reliance Steel & Aluminum Co.	4,968	281,239
		2,964,997
MULTILINE RETAIL(2)
Big Lots, Inc.(1)	1,382	56,814
MULTI-UTILITIES — 2.8%
CenterPoint Energy, Inc.	69,805	1,298,373
DTE Energy Co.	19,923	1,006,709
NSTAR	36,304	1,680,875
Public Service Enterprise Group, Inc.	2,643	85,026
Xcel Energy, Inc.	65,316	1,589,138
		5,660,121
OIL, GAS & CONSUMABLE FUELS — 11.7%
Anadarko Petroleum Corp.	4,980	393,121
Chevron Corp.	41,006	4,487,697
ConocoPhillips	44,123	3,482,628
Exxon Mobil Corp.	103,220	9,083,360
Hess Corp.	7,149	614,528
Murphy Oil Corp.	10,498	813,385
Occidental Petroleum Corp.	24,283	2,775,304
Peabody Energy Corp.	12,342	824,693
Sunoco, Inc.	19,517	832,595
Valero Energy Corp.	9,697	274,425
Williams Cos., Inc. (The)	8,977	297,767
		23,879,503
PAPER & FOREST PRODUCTS — 0.8%
International Paper Co.	51,340	1,585,379
PHARMACEUTICALS — 4.7%
Abbott Laboratories	52,976	2,756,871
Bristol-Myers Squibb Co.	88,919	2,498,624
Hospira, Inc.(1)	14,290	810,672
Johnson & Johnson	50,570	3,323,460
Merck & Co., Inc.	3,565	128,162
		9,517,789
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Annaly Capital Management, Inc.	46,919	837,035
Public Storage	7,453	874,311
		1,711,346
ROAD & RAIL — 1.1%
Avis Budget Group, Inc.(1)	1,514	28,705
Ryder System, Inc.	20,276	1,084,766
Union Pacific Corp.	11,301	1,169,315
		2,282,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Altera Corp.	38,388	1,869,496
Intel Corp.	72,890	1,690,319
Marvell Technology Group Ltd.(1)	55,298	853,248
Micron Technology, Inc.(1)	25,931	292,761
Texas Instruments, Inc.	23,642	840,000
		5,545,824
SOFTWARE — 3.1%
Microsoft Corp.	152,734	3,974,139
Oracle Corp.	35,066	1,264,129
Red Hat, Inc.(1)	5,843	277,367
Symantec Corp.(1)	43,998	864,561
		6,380,196
SPECIALTY RETAIL — 2.0%
Gap, Inc. (The)	77,098	1,791,757
Home Depot, Inc. (The)	24,283	901,871
Lowe’s Cos., Inc.	21,800	572,250
Pier 1 Imports, Inc.(1)	64,915	790,665
		4,056,543
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	9,377	560,838
TOBACCO — 1.6%
Altria Group, Inc.	34,395	923,162
Lorillard, Inc.	2,226	237,069
Philip Morris International, Inc.	30,216	2,098,199
		3,258,430
TRADING COMPANIES & DISTRIBUTORS — 0.6%
United Rentals, Inc.(1)	38,315	1,127,227
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
American Tower Corp., Class A(1)	28,370	1,484,035
TOTAL COMMON STOCKS (Cost $142,823,979)		200,130,075

10

Shares	Value
Temporary Cash Investments — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	5,407	$5,407
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $2,056,321), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $2,016,002)		2,016,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,021,407)		2,021,407

Value
Temporary Cash Investments — Segregated For Futures Contracts — 0.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $901,680), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $884,001) (Cost $884,000)	$884,000
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $145,729,386)	203,035,482
OTHER ASSETS AND LIABILITIES — 0.1%	160,999
TOTAL NET ASSETS — 100.0%	$203,196,481

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
13	S&P 500 E-Mini Futures	June 2011	$883,805	$43,621

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $145,729,386)	$203,035,482
Cash	22,653
Deposits with broker for futures contracts	76,500
Receivable for capital shares sold	303,759
Receivable for variation margin on futures contracts	3,509
Dividends and interest receivable	226,621
203,668,524

Liabilities
Payable for capital shares redeemed	264,492
Accrued management fees	164,077
Distribution and service fees payable	43,474
472,043

Net Assets	$203,196,481

Net Assets Consist of:
Capital (par value and paid-in surplus)	$266,333,532
Undistributed net investment income	260,385
Accumulated net realized loss	(120,747,153)
Net unrealized appreciation	57,349,717
$203,196,481

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$50,419,840	3,631,972	$13.88
Institutional Class, $0.01 Par Value	$148,875	10,719	$13.89
A Class, $0.01 Par Value	$129,580,744	9,338,582	$13.88*
B Class, $0.01 Par Value	$4,053,669	294,906	$13.75
C Class, $0.01 Par Value	$15,953,710	1,160,245	$13.75
R Class, $0.01 Par Value	$3,039,643	219,520	$13.85

*Maximum offering price $14.73 (net asset value divided by 0.9425)

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,009,509
Interest	2,245
2,011,754
Expenses:
Management fees	985,450
Distribution and service fees:
A Class	161,387
B Class	19,599
C Class	76,000
R Class	7,093
Directors’ fees and expenses	8,983
1,258,512

Net investment income (loss)	753,242

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,921,958
Futures contract transactions	536,844
5,458,802

Change in net unrealized appreciation (depreciation) on:
Investments	25,330,171
Futures contracts	31,489
25,361,660

Net realized and unrealized gain (loss)	30,820,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,573,704

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$753,242	$1,642,996
Net realized gain (loss)	5,458,802	4,940,106
Change in net unrealized appreciation (depreciation)	25,361,660	21,008,718
Net increase (decrease) in net assets resulting from operations	31,573,704	27,591,820

Distributions to Shareholders
From net investment income:
Investor Class	(476,248)	(497,306)
Institutional Class	(1,525)	(3,938)
A Class	(1,090,905)	(1,609,202)
B Class	(3,497)	(10,268)
C Class	(13,721)	(38,972)
R Class	(16,038)	(20,874)
Decrease in net assets from distributions	(1,601,934)	(2,180,560)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(19,830,544)	(52,512,098)

Net increase (decrease) in net assets	10,141,226	(27,100,838)

Net Assets
Beginning of period	193,055,255	220,156,093
End of period	$203,196,481	$193,055,255

Undistributed net investment income	$260,385	$1,109,077

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives using a quantitative model that combines fundamental measures of a stock’s value and growth potential. The fund generally invests in larger-sized companies, although it may invest in companies of any size.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

15

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of the filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $16,304,348 and $32,756,976, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	543,972	$7,097,587	795,645	$9,031,346
Issued in reinvestment of distributions	36,152	451,179	41,430	466,086
Redeemed	(438,867)	(5,682,065)	(932,491)	(10,516,363)
	141,257	1,866,701	(95,416)	(1,018,931)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	1,162	15,636	—	—
Issued in reinvestment of distributions	122	1,525	261	2,933
Redeemed	(563)	(6,927)	(16,120)	(182,316)
	721	10,234	(15,859)	(179,383)
A Class/Shares Authorized	150,000,000		150,000,000
Sold	541,740	7,009,689	1,427,524	16,144,781
Issued in reinvestment of distributions	84,114	1,049,738	138,149	1,555,561
Redeemed	(2,183,793)	(28,101,505)	(5,821,242)	(65,672,758)
	(1,557,939)	(20,042,078)	(4,255,569)	(47,972,416)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	1,459	18,654	1,365	15,388
Issued in reinvestment of distributions	262	3,246	787	8,796
Redeemed	(32,883)	(417,685)	(64,186)	(716,061)
	(31,162)	(395,785)	(62,034)	(691,877)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	122,809	1,571,127	296,361	3,339,002
Issued in reinvestment of distributions	729	9,037	2,442	27,326
Redeemed	(221,617)	(2,832,730)	(509,599)	(5,682,924)
	(98,079)	(1,252,566)	(210,796)	(2,316,596)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	17,269	221,292	61,556	693,221
Issued in reinvestment of distributions	1,286	16,038	1,856	20,874
Redeemed	(19,764)	(254,380)	(94,557)	(1,046,990)
	(1,209)	(17,050)	(31,145)	(332,895)
Net increase (decrease)	(1,546,411)	$(19,830,544)	(4,670,819)	$(52,512,098)

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$200,130,075	—	—
Temporary Cash Investments	5,407	$2,900,000	—
Total Value of Investment Securities	$200,135,482	$2,900,000	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$43,621	—	—

7. Derivative Instruments

Equity Price Risk —The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund frequently utilized equity price risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were lower than the fund’s typical volume during the period.

The value of equity price risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $3,509 in receivable for variation margin on futures contracts. For the six months ended April 30, 2011, the effect of equity price risk derivative instruments on the Statement of Operations was $536,844 in net realized gain (loss) on futures contract transactions and $31,489 in change in net unrealized appreciation (depreciation) on futures contracts.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$149,496,851
Gross tax appreciation of investments	$55,245,821
Gross tax depreciation of investments	(1,707,190)
Net tax appreciation (depreciation) of investments	$53,538,631

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(122,432,287), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(48,801,060) and $(73,631,227) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.95		$10.57	$9.93	$15.68	$12.88	$11.04
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07		0.12	0.12	0.15	0.14	0.08
Net Realized and Unrealized Gain (Loss)	2.00		1.40	0.66	(5.42)	2.93	2.12
Total From Investment Operations	2.07		1.52	0.78	(5.27)	3.07	2.20
Distributions
From Net Investment Income	(0.14)		(0.14)	(0.14)	(0.12)	(0.08)	—
From Net Realized Gains	—		—	—	(0.36)	(0.19)	(0.36)
Total Distributions	(0.14)		(0.14)	(0.14)	(0.48)	(0.27)	(0.36)
Net Asset Value, End of Period	$13.88		$11.95	$10.57	$9.93	$15.68	$12.88

Total Return(3)	17.42%		14.47%	8.16%	(34.56)%	24.18%	20.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.02%	1.01%	1.01%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.03	%(4)	1.06%	1.37%	1.15%	0.99%	0.74%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$50,420		$41,698	$37,918	$37,535	$53,908	$3,836

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.96		$10.59	$9.94	$15.70	$12.90	$11.05
Income From Investment Operations
Net Investment Income (Loss)(2)	0.08		0.15	0.16	0.19	0.19	0.12
Net Realized and Unrealized Gain (Loss)	2.01		1.38	0.65	(5.44)	2.91	2.10
Total From Investment Operations	2.09		1.53	0.81	(5.25)	3.10	2.22
Distributions
From Net Investment Income	(0.16)		(0.16)	(0.16)	(0.15)	(0.11)	—
From Net Realized Gains	—		—	—	(0.36)	(0.19)	(0.37)
Total Distributions	(0.16)		(0.16)	(0.16)	(0.51)	(0.30)	(0.37)
Net Asset Value, End of Period	$13.89		$11.96	$10.59	$9.94	$15.70	$12.90

Total Return(3)	17.64%		14.57%	8.47%	(34.45)%	24.43%	20.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.82%	0.81%	0.81%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23	%(4)	1.26%	1.57%	1.35%	1.19%	0.94%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$149		$120	$274	$589	$286	$31

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

22

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.93		$10.56	$9.91	$15.65	$12.85	$11.03
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.09	0.11	0.12	0.11	0.06
Net Realized and Unrealized Gain (Loss)	2.01		1.39	0.66	(5.41)	2.92	2.11
Total From Investment Operations	2.06		1.48	0.77	(5.29)	3.03	2.17
Distributions
From Net Investment Income	(0.11)		(0.11)	(0.12)	(0.09)	(0.04)	—
From Net Realized Gains	—		—	—	(0.36)	(0.19)	(0.35)
Total Distributions	(0.11)		(0.11)	(0.12)	(0.45)	(0.23)	(0.35)
Net Asset Value, End of Period	$13.88		$11.93	$10.56	$9.91	$15.65	$12.85

Total Return(3)	17.33%		14.10%	8.00%	(34.73)%	23.88%	20.12%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.26	%(4)	1.27%	1.26%	1.26%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.78	%(4)	0.81%	1.12%	0.90%	0.74%	0.49%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$129,581		$129,960	$159,959	$218,469	$246,322	$37,314

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.77		$10.42	$9.78	$15.45	$12.74	$10.96
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)	0.01	0.03	0.02	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	1.99		1.37	0.66	(5.36)	2.89	2.07
Total From Investment Operations	1.99		1.38	0.69	(5.34)	2.90	2.05
Distributions
From Net Investment Income	(0.01)		(0.03)	(0.05)	—	—	—
From Net Realized Gains	—		—	—	(0.33)	(0.19)	(0.27)
Total Distributions	(0.01)		(0.03)	(0.05)	(0.33)	(0.19)	(0.27)
Net Asset Value, End of Period	$13.75		$11.77	$10.42	$9.78	$15.45	$12.74

Total Return(4)	16.84%		13.23%	7.17%	(35.23)%	23.01%	19.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.02%	2.01%	2.01%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03	%(5)	0.06%	0.37%	0.15%	(0.01)%	(0.26)%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$4,054		$3,838	$4,043	$4,195	$4,889	$1,498

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

24

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.77		$10.42	$9.79	$15.46	$12.75	$10.96
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)	0.01	0.03	0.02	— (3)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.99		1.37	0.65	(5.36)	2.90	2.09
Total From Investment Operations	1.99		1.38	0.68	(5.34)	2.90	2.06
Distributions
From Net Investment Income	(0.01)		(0.03)	(0.05)	—	—	—
From Net Realized Gains	—		—	—	(0.33)	(0.19)	(0.27)
Total Distributions	(0.01)		(0.03)	(0.05)	(0.33)	(0.19)	(0.27)
Net Asset Value, End of Period	$13.75		$11.77	$10.42	$9.79	$15.46	$12.75

Total Return(4)	16.93%		13.23%	7.06%	(35.20)%	22.99%	19.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.02%	2.01%	2.01%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03	%(5)	0.06%	0.37%	0.15%	(0.01)%	(0.26)%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$15,954		$14,816	$15,311	$18,919	$24,544	$4,530

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

25

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.89		$10.52	$9.88	$15.61	$12.81	$11.03
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.06	0.06	0.09	0.09	0.04
Net Realized and Unrealized Gain (Loss)	2.00		1.39	0.68	(5.41)	2.90	2.08
Total From Investment Operations	2.03		1.45	0.74	(5.32)	2.99	2.12
Distributions
From Net Investment Income	(0.07)		(0.08)	(0.10)	(0.05)	— (3)	—
From Net Realized Gains	—		—	—	(0.36)	(0.19)	(0.34)
Total Distributions	(0.07)		(0.08)	(0.10)	(0.41)	(0.19)	(0.34)
Net Asset Value, End of Period	$13.85		$11.89	$10.52	$9.88	$15.61	$12.81

Total Return(4)	17.17%		13.86%	7.64%	(34.92)%	23.60%	19.67%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.51	%(5)	1.52%	1.51%	1.51%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.53	%(5)	0.56%	0.87%	0.65%	0.49%	0.24%
Portfolio Turnover Rate	8%		29%	64%	97%	82%	174%
Net Assets, End of Period (in thousands)	$3,040		$2,624	$2,650	$364	$438	$30

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71834   1106

SEMIANNUAL REPORT     |      APRIL 30, 2011

Giftrust® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGTX	18.34%	25.10%	7.61%	5.66%(2)	11.74%	11/25/83
Russell 3000 Growth Index	—	17.77%	21.62%	5.05%	2.38%	9.51%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since 11/30/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class 1.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	6.9%
Oracle Corp.	3.4%
QUALCOMM, Inc.	3.2%
Exxon Mobil Corp.	3.1%
National Oilwell Varco, Inc.	3.1%
Caterpillar, Inc.	3.0%
Netflix, Inc.	2.5%
Express Scripts, Inc.	2.3%
Precision Castparts Corp.	2.3%
Cognizant Technology Solutions Corp., Class A	2.2%

Top Five Industries	% of net assets
Machinery	7.9%
Computers & Peripherals	7.4%
Energy Equipment & Services	6.9%
Software	6.5%
Oil, Gas & Consumable Fuels	4.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.1%
Foreign Common Stocks(1)	8.6%
Total Common Stocks	99.7%
Temporary Cash Investments	0.3%
Other Assets and Liabilities(2)	—

(1)	Includes depositary shares, dual listed securities and foreign ordinary shares.

(2)	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,183.40	$5.41	1.00%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.7%
AEROSPACE & DEFENSE — 4.4%
BE Aerospace, Inc.(1)	445,325	$17,185,092
Precision Castparts Corp.	158,628	24,511,198
TransDigm Group, Inc.(1)	72,639	6,050,829
		47,747,119
AUTOMOBILES — 0.8%
Hyundai Motor Co.	38,162	8,777,990
BEVERAGES — 1.4%
Coca-Cola Co. (The)	155,695	10,503,185
Hansen Natural Corp.(1)	65,510	4,333,486
		14,836,671
BIOTECHNOLOGY — 1.2%
Alexion Pharmaceuticals, Inc.(1)	81,845	7,929,962
United Therapeutics Corp.(1)	47,020	3,148,459
Vertex Pharmaceuticals, Inc.(1)	42,817	2,355,792
		13,434,213
CAPITAL MARKETS — 1.8%
Charles Schwab Corp. (The)	284,277	5,205,112
Goldman Sachs Group, Inc. (The)	43,436	6,559,270
Lazard Ltd., Class A	195,310	8,007,710
		19,772,092
CHEMICALS — 1.0%
Albemarle Corp.	145,856	10,290,141
COMMUNICATIONS EQUIPMENT — 4.1%
Aruba Networks, Inc.(1)	100,214	3,600,689
F5 Networks, Inc.(1)	60,119	6,093,662
QUALCOMM, Inc.	603,106	34,280,545
		43,974,896
COMPUTERS & PERIPHERALS — 7.4%
Apple, Inc.(1)	214,489	74,691,504
EMC Corp.(1)	193,305	5,478,264
		80,169,768
CONSTRUCTION & ENGINEERING — 0.4%
Foster Wheeler AG(1)	107,561	3,825,945
CONSUMER FINANCE — 1.0%
Discover Financial Services	444,617	11,044,286
CONTAINERS & PACKAGING — 0.3%
Rock-Tenn Co., Class A	45,131	3,117,198
DIVERSIFIED CONSUMER SERVICES — 0.5%
Weight Watchers International, Inc.	75,055	5,835,526
DIVERSIFIED FINANCIAL SERVICES — 0.7%
JPMorgan Chase & Co.	167,068	7,623,313
ELECTRICAL EQUIPMENT — 2.3%
Cooper Industries plc	150,476	9,923,892
Polypore International, Inc.(1)	55,459	3,425,703
Rockwell Automation, Inc.	135,570	11,812,214
		25,161,809
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Jabil Circuit, Inc.	216,654	4,298,415
Trimble Navigation Ltd.(1)	83,893	3,929,548
		8,227,963
ENERGY EQUIPMENT & SERVICES — 6.9%
Dril-Quip, Inc.(1)	37,846	2,897,490
FMC Technologies, Inc.(1)	143,859	6,686,566
Halliburton Co.	350,721	17,704,396
National Oilwell Varco, Inc.	436,851	33,502,103
Schlumberger Ltd.	153,144	13,744,674
		74,535,229
FOOD & STAPLES RETAILING — 4.0%
Costco Wholesale Corp.	226,923	18,362,609
Walgreen Co.	120,922	5,165,788
Whole Foods Market, Inc.	308,133	19,338,427
		42,866,824
FOOD PRODUCTS — 1.2%
Mead Johnson Nutrition Co.	196,530	13,143,926
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Baxter International, Inc.	185,398	10,549,146
C.R. Bard, Inc.	86,412	9,224,481
Cooper Cos., Inc. (The)	40,889	3,062,586
Varian Medical Systems, Inc.(1)	94,143	6,608,839
		29,445,052
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Express Scripts, Inc.(1)	433,688	24,607,457
Odontoprev SA	171,800	2,745,393
		27,352,850
HEALTH CARE TECHNOLOGY — 1.7%
Allscripts Healthcare Solutions, Inc.(1)	202,005	4,351,188
SXC Health Solutions Corp.(1)	258,477	14,257,591
		18,608,779
HOTELS, RESTAURANTS & LEISURE — 4.8%
Arcos Dorados Holdings, Inc., Class A(1)	104,802	2,308,788
Chipotle Mexican Grill, Inc.(1)	18,984	5,064,741
Las Vegas Sands Corp.(1)	34,783	1,635,149
McDonald’s Corp.	201,014	15,741,406

8

	Shares	Value
Royal Caribbean Cruises Ltd.(1)	531,231	$21,153,619
Yum! Brands, Inc.	112,616	6,040,722
		51,944,425
HOUSEHOLD DURABLES — 0.1%
KB Home	114,819	1,356,012
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	294,645	6,025,490
INTERNET & CATALOG RETAIL — 3.8%
Netflix, Inc.(1)	114,717	26,691,204
priceline.com, Inc.(1)	27,048	14,795,527
		41,486,731
INTERNET SOFTWARE & SERVICES — 4.1%
Baidu, Inc. ADR(1)	93,735	13,921,522
Google, Inc., Class A(1)	26,938	14,656,966
OpenTable, Inc.(1)	36,813	4,096,919
SAVVIS, Inc.(1)	41,104	1,617,853
VeriSign, Inc.	264,111	9,761,543
		44,054,803
IT SERVICES — 3.9%
Cognizant Technology Solutions Corp., Class A(1)	288,684	23,931,904
International Business Machines Corp.	62,219	10,613,317
MasterCard, Inc., Class A	13,590	3,749,345
VeriFone Systems, Inc.(1)	70,434	3,861,192
		42,155,758
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	133,667	3,123,798
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.(1)	261,134	13,033,198
Illumina, Inc.(1)	82,353	5,845,416
		18,878,614
MACHINERY — 7.9%
AGCO Corp.(1)	191,820	11,044,996
Caterpillar, Inc.	276,976	31,965,800
Chart Industries, Inc.(1)	71,205	3,461,275
Cummins, Inc.	127,800	15,359,004
Deere & Co.	177,377	17,294,257
Harsco Corp.	84,698	3,015,249
Titan International, Inc.	115,606	3,571,069
		85,711,650
MEDIA — 1.8%
CBS Corp., Class B	289,162	7,292,666
Focus Media Holding Ltd. ADR(1)	35,536	1,249,090
Imax Corp.(1)	325,499	11,418,505
		19,960,261
METALS & MINING — 0.2%
Cliffs Natural Resources, Inc.	26,455	2,479,363
OIL, GAS & CONSUMABLE FUELS — 4.9%
Concho Resources, Inc.(1)	82,736	8,840,342
Exxon Mobil Corp.	382,325	33,644,600
Linn Energy LLC	77,805	3,141,766
Pioneer Natural Resources Co.	32,113	3,282,912
SandRidge Energy, Inc.(1)	326,501	4,035,552
		52,945,172
PHARMACEUTICALS — 1.4%
Allergan, Inc.	71,423	5,682,414
Shire plc	88,829	2,750,917
Shire plc ADR	68,456	6,380,784
		14,814,115
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CB Richard Ellis Group, Inc., Class A(1)	312,953	8,358,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
ARM Holdings plc	401,013	4,184,949
Broadcom Corp., Class A(1)	155,426	5,467,887
Cavium Networks, Inc.(1)	130,090	6,142,850
Cypress Semiconductor Corp.(1)	49,240	1,071,462
Veeco Instruments, Inc.(1)	65,804	3,364,558
		20,231,706
SOFTWARE — 6.5%
Check Point Software Technologies Ltd.(1)	74,321	4,082,452
Citrix Systems, Inc.(1)	93,014	7,844,801
Oracle Corp.	1,017,351	36,675,504
salesforce.com, inc.(1)	111,828	15,499,361
VMware, Inc., Class A(1)	65,272	6,228,907
		70,331,025
SPECIALTY RETAIL — 2.1%
Dick’s Sporting Goods, Inc.(1)	59,279	2,426,289
O’Reilly Automotive, Inc.(1)	172,863	10,209,289
PetSmart, Inc.	102,023	4,302,310
Williams-Sonoma, Inc.	130,593	5,669,042
		22,606,930
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Coach, Inc.	96,950	5,798,580
Lululemon Athletica, Inc.(1)	87,201	8,722,716
		14,521,296

9

Shares	Value
TOBACCO — 2.3%
Altria Group, Inc.	228,314	$6,127,948
Philip Morris International, Inc.	275,702	19,144,747
		25,272,695
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	128,738	8,637,032
WESCO International, Inc.(1)	66,448	4,116,454
		12,753,486
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
NII Holdings, Inc.(1)	98,553	4,097,834
SBA Communications Corp., Class A(1)	168,167	6,496,291
		10,594,125
TOTAL COMMON STOCKS (Cost $710,305,397)		1,079,398,020
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	56,869	56,869
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $3,366,002), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $3,300,003)		3,300,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,356,869)		3,356,869
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $713,662,266)		1,082,754,889
OTHER ASSETS AND LIABILITIES(2)		373,962
TOTAL NET ASSETS — 100.0%		$1,083,128,851

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,079,776	GBP for USD	Bank of America	5/31/11	$5,142,579	$(71,112)

(Value on Settlement Date $5,071,467)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $713,662,266)	$1,082,754,889
Cash	41,767
Foreign currency holdings, at value (cost of $10,247)	10,288
Receivable for investments sold	9,823,902
Receivable for capital shares sold	19,155
Dividends and interest receivable	360,597
1,093,010,598

Liabilities
Payable for investments purchased	8,735,311
Payable for capital shares redeemed	201,450
Unrealized loss on forward foreign currency exchange contracts	71,112
Accrued management fees	873,874
9,881,747

Net Assets	$1,083,128,851

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	200,000,000
Shares outstanding	35,109,577

Net Asset Value Per Share	$30.85

Net Assets Consist of:
Capital (par value and paid-in surplus)	$728,752,239
Accumulated net investment loss	(546,063)
Accumulated net realized loss	(14,099,046)
Net unrealized appreciation	369,021,721
$1,083,128,851

See Notes to Financial Statements

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,408)	$4,495,140
Interest	2,995
4,498,135

Expenses:
Management fees	5,119,239
Directors’ fees and expenses	25,087
5,144,326

Net investment income (loss)	(646,191)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	91,968,773
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $59,456)	(95,487)
91,873,286

Change in net unrealized appreciation (depreciation) on:
Investments	80,888,838
Translation of assets and liabilities in foreign currencies	29,265
80,918,103

Net realized and unrealized gain (loss)	172,791,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$172,145,198

See Notes to Financial Statements

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(646,191)	$(1,928,945)
Net realized gain (loss)	91,873,286	88,509,606
Change in net unrealized appreciation (depreciation)	80,918,103	113,572,450
Net increase (decrease) in net assets resulting from operations	172,145,198	200,153,111

Capital Share Transactions
Proceeds from shares sold	3,424,730	6,307,332
Payments for shares redeemed	(51,887,785)	(84,853,156)
Net increase (decrease) in net assets from capital share transactions	(48,463,055)	(78,545,824)

Net increase (decrease) in net assets	123,682,143	121,607,287

Net Assets
Beginning of period	959,446,708	837,839,421
End of period	$1,083,128,851	$959,446,708

Accumulated undistributed net investment income (loss)	$(546,063)	$100,128

Transactions in Shares of the Fund
Sold	119,414	271,644
Redeemed	(1,806,078)	(3,644,275)
Net increase (decrease) in shares of the fund	(1,686,664)	(3,372,631)

See Notes to Financial Statements

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in equity securities of companies of any size that management believes will increase in value over time.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 1.00%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $367,016,278 and $409,044,344, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$986,763,668	—	—
Foreign Common Stocks	74,175,103	$18,459,249	—
Temporary Cash Investments	56,869	3,300,000	—
Total Value of Investment Securities	$1,060,995,640	$21,759,249	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(71,112)	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $71,112 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(49,994) in net realized gain (loss) on foreign currency transactions and $29,016 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$714,771,045
Gross tax appreciation of investments	$369,491,502
Gross tax depreciation of investments	(1,507,658)
Net tax appreciation (depreciation) of investments	$367,983,844

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(104,553,393), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$26.07		$20.86	$19.08	$31.53	$20.13	$17.28
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.02)		(0.05)	0.03	(0.13)	(0.14)	(0.05)
Net Realized and Unrealized Gain (Loss)	4.80		5.26	1.81	(12.32)	11.54	2.90
Total From Investment Operations	4.78		5.21	1.84	(12.45)	11.40	2.85
Distributions
From Net Investment Income	—		—	(0.06)	—	—	—
Net Asset Value, End of Period	$30.85		$26.07	$20.86	$19.08	$31.53	$20.13

Total Return(3)	18.34%		24.98%	9.72%	(39.49)%	56.63%	16.49%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)%(4)	(0.22)%	0.19%	(0.48)%	(0.57)%	(0.22)%
Portfolio Turnover Rate	36%		88%	167%	171%	147%	229%
Net Assets, End of Period (in millions)	$1,083		$959	$838	$804	$1,421	$985

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71837   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCGX	17.06%	19.55%	6.17%	2.97%	13.67%	6/30/71(2)
Russell 1000 Growth Index	—	16.96%	20.87%	5.06%	2.11%	N/A(3)	—
Institutional Class	TWGIX	17.17%	19.84%	6.39%	3.19%	5.53%	6/16/97
A Class(4) No sales charge* With sales charge*	TCRAX	16.92% 10.20%	19.30% 12.45%	5.91% 4.67%	2.70% 2.09%	5.44% 4.99%	6/4/97
C Class No sales charge* With sales charge*	TWRCX	16.48% 15.48%	18.41% 18.41%	— —	— —	21.71% 21.71%	3/1/10
R Class	AGWRX	16.77%	19.00%	5.65%	—	6.80%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Index data not available prior to 12/29/78.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.0%
Apple, Inc.	4.7%
Oracle Corp.	2.8%
Schlumberger Ltd.	2.5%
Coca-Cola Co. (The)	2.3%
QUALCOMM, Inc.	2.2%
Accenture plc, Class A	1.8%
United Parcel Service, Inc., Class B	1.7%
Express Scripts, Inc.	1.7%
Cisco Systems, Inc.	1.7%

Top Five Industries	% of net assets
Computers & Peripherals	8.2%
Oil, Gas & Consumable Fuels	7.9%
Software	6.7%
Machinery	5.1%
IT Services	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.3)%

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,170.60	$5.27	0.98%
Institutional Class	$1,000	$1,171.70	$4.20	0.78%
A Class	$1,000	$1,169.20	$6.62	1.23%
C Class	$1,000	$1,164.80	$10.63	1.98%
R Class	$1,000	$1,167.70	$7.95	1.48%
Hypothetical
Investor Class	$1,000	$1,019.93	$4.91	0.98%
Institutional Class	$1,000	$1,020.93	$3.91	0.78%
A Class	$1,000	$1,018.70	$6.16	1.23%
C Class	$1,000	$1,014.98	$9.89	1.98%
R Class	$1,000	$1,017.46	$7.40	1.48%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE & DEFENSE — 2.3%
Honeywell International, Inc.	1,826,000	$111,805,980
Rockwell Collins, Inc.	371,100	23,416,410
Textron, Inc.	1,824,100	47,609,010
		182,831,400
AIR FREIGHT & LOGISTICS — 1.7%
United Parcel Service, Inc., Class B	1,832,500	137,382,525
AUTO COMPONENTS — 2.1%
Autoliv, Inc.	854,500	68,471,085
BorgWarner, Inc.(1)	1,257,900	97,160,196
		165,631,281
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	1,329,300	49,529,718
BEVERAGES — 3.2%
Coca-Cola Co. (The)	2,772,700	187,046,342
Hansen Natural Corp.(1)	362,800	23,999,220
PepsiCo, Inc.	696,400	47,974,996
		259,020,558
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	101,600	9,844,024
Amgen, Inc.(1)	892,500	50,738,625
Gilead Sciences, Inc.(1)	1,220,000	47,384,800
Human Genome Sciences, Inc.(1)	634,100	18,686,927
		126,654,376
CAPITAL MARKETS — 2.1%
BlackRock, Inc.	378,300	74,124,102
Charles Schwab Corp. (The)	3,316,200	60,719,622
T. Rowe Price Group, Inc.	548,900	35,266,825
		170,110,549
CHEMICALS — 3.2%
E.I. du Pont de Nemours & Co.	1,635,600	92,885,724
LyondellBasell Industries NV, Class A(1)	942,800	41,954,600
PPG Industries, Inc.	910,100	86,159,167
Sigma-Aldrich Corp.	532,800	37,605,024
		258,604,515
COMMUNICATIONS EQUIPMENT — 4.8%
Cisco Systems, Inc.	7,536,100	132,333,916
Juniper Networks, Inc.(1)	1,442,800	55,302,524
QUALCOMM, Inc.	3,161,300	179,688,292
Riverbed Technology, Inc.(1)	576,500	20,258,210
		387,582,942
COMPUTERS & PERIPHERALS — 8.2%
Apple, Inc.(1)	1,080,400	376,227,692
Dell, Inc.(1)	4,507,300	69,908,223
EMC Corp.(1)	4,564,200	129,349,428
NetApp, Inc.(1)	1,545,700	80,345,486
		655,830,829
CONSUMER FINANCE — 1.2%
American Express Co.	1,973,100	96,839,748
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.	1,007,200	38,052,016
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.	823,200	50,017,632
Rockwell Automation, Inc.	1,125,400	98,056,102
		148,073,734
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Jabil Circuit, Inc.	2,198,600	43,620,224
ENERGY EQUIPMENT & SERVICES — 3.4%
Core Laboratories NV	272,500	26,154,550
Halliburton Co.	894,100	45,134,168
Schlumberger Ltd.	2,251,500	202,072,125
		273,360,843
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	1,449,200	117,269,264
Walgreen Co.	1,963,100	83,863,632
Whole Foods Market, Inc.	502,100	31,511,796
		232,644,692
FOOD PRODUCTS — 2.3%
General Mills, Inc.	871,400	33,618,612
Hershey Co. (The)	979,000	56,498,090
Kellogg Co.	1,192,800	68,311,656
Mead Johnson Nutrition Co.	429,100	28,698,208
		187,126,566
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Cooper Cos., Inc. (The)	246,100	18,432,890
Covidien plc	1,368,000	76,183,920
DENTSPLY International, Inc.	387,400	14,542,996
Edwards Lifesciences Corp.(1)	327,900	28,314,165
Gen-Probe, Inc.(1)	291,100	24,138,012
Intuitive Surgical, Inc.(1)	87,800	30,703,660
Medtronic, Inc.	1,505,100	62,837,925
St. Jude Medical, Inc.	752,100	40,192,224
Zimmer Holdings, Inc.(1)	428,200	27,940,050
		323,285,842

8

Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	2,380,800	$135,086,592
HOTELS, RESTAURANTS & LEISURE — 3.3%
Chipotle Mexican Grill, Inc.(1)	40,700	10,858,353
Las Vegas Sands Corp.(1)	640,700	30,119,307
McDonald’s Corp.	1,429,000	111,904,990
Starbucks Corp.	1,375,700	49,786,583
Starwood Hotels & Resorts Worldwide, Inc.	1,077,100	64,162,847
		266,832,080
HOUSEHOLD DURABLES — 0.4%
Whirlpool Corp.	342,700	29,533,886
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	284,600	23,473,808
Procter & Gamble Co. (The)	898,000	58,280,200
		81,754,008
INDUSTRIAL CONGLOMERATES — 1.3%
General Electric Co.	5,050,800	103,288,860
INSURANCE — 0.8%
Aflac, Inc.	1,199,500	67,399,905
INTERNET & CATALOG RETAIL — 0.4%
Netflix, Inc.(1)	140,000	32,573,800
INTERNET SOFTWARE & SERVICES — 1.5%
Google, Inc., Class A(1)	214,300	116,600,630
IT SERVICES — 5.0%
Accenture plc, Class A	2,457,300	140,385,549
Automatic Data Processing, Inc.	1,354,900	73,638,815
International Business Machines Corp.	741,400	126,468,012
MasterCard, Inc., Class A	216,900	59,840,541
		400,332,917
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bruker Corp.(1)	396,700	7,830,858
Thermo Fisher Scientific, Inc.(1)	517,700	31,056,823
		38,887,681
MACHINERY — 5.1%
Caterpillar, Inc.	649,600	74,970,336
Deere & Co.	902,700	88,013,250
Eaton Corp.	1,877,600	100,507,928
Illinois Tool Works, Inc.	1,676,900	97,947,729
Joy Global, Inc.	492,600	49,727,970
		411,167,213
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	1,030,000	52,962,600
Walt Disney Co. (The)	1,899,700	81,877,070
		134,839,670
METALS & MINING — 2.2%
Cliffs Natural Resources, Inc.	796,400	74,638,608
Freeport-McMoRan Copper & Gold, Inc.	1,229,500	67,659,385
Newmont Mining Corp.	503,000	29,480,830
		171,778,823
MULTILINE RETAIL — 1.5%
Kohl’s Corp.	736,100	38,799,831
Target Corp.	1,678,700	82,424,170
		121,224,001
OIL, GAS & CONSUMABLE FUELS — 7.9%
Cimarex Energy Co.	386,400	42,731,976
ConocoPhillips	888,700	70,145,091
Exxon Mobil Corp.	4,538,600	399,396,800
Occidental Petroleum Corp.	584,300	66,779,647
Southwestern Energy Co.(1)	1,263,000	55,395,180
		634,448,694
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	327,500	31,767,500
PHARMACEUTICALS — 2.7%
Abbott Laboratories	2,169,200	112,885,168
Allergan, Inc.	950,300	75,605,868
Novo Nordisk A/S B Shares	247,000	31,223,908
		219,714,944
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CB Richard Ellis Group, Inc., Class A(1)	1,646,500	43,978,015
ROAD & RAIL — 0.6%
Union Pacific Corp.	465,500	48,165,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Altera Corp.	1,134,700	55,259,890
Broadcom Corp., Class A(1)	324,900	11,429,982
Linear Technology Corp.	1,530,700	53,268,360
RF Micro Devices, Inc.(1)	1,593,500	10,612,710
Texas Instruments, Inc.	2,040,900	72,513,177
Xilinx, Inc.	526,800	18,364,248
		221,448,367
SOFTWARE — 6.7%
Citrix Systems, Inc.(1)	459,400	38,745,796
CommVault Systems, Inc.(1)	234,300	9,229,077
Intuit, Inc.(1)	745,300	41,408,868
Microsoft Corp.	3,528,500	91,811,570
Oracle Corp.	6,283,300	226,512,965
Red Hat, Inc.(1)	1,076,600	51,106,202
salesforce.com, inc.(1)	182,900	25,349,940
VMware, Inc., Class A(1)	584,751	55,802,788
		539,967,206

9

Shares	Value
SPECIALTY RETAIL — 3.1%
American Eagle Outfitters, Inc.	1,577,000	$24,538,120
Home Depot, Inc. (The)	3,276,000	121,670,640
Limited Brands, Inc.	1,781,900	73,343,004
OfficeMax, Inc.(1)	880,500	8,769,780
Williams-Sonoma, Inc.	537,000	23,311,170
		251,632,714
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp.(1)	1,886,400	80,851,104
TOTAL COMMON STOCKS (Cost $6,521,361,757)		7,919,456,253
Temporary Cash Investments — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	74,106	74,106
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $122,604,062), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $120,200,100)		120,200,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $120,274,106)		120,274,106
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $6,641,635,863)		8,039,730,359
OTHER ASSETS AND LIABILITIES — (0.3)%		(20,554,941)
TOTAL NET ASSETS — 100.0%		$8,019,175,418

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
101,868,975	DKK for USD	UBS AG	5/31/11	$20,219,400	$(270,633)

(Value on Settlement Date $19,948,767)

Notes to Schedule of Investments

DKK = Danish Krone
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,641,635,863)	$8,039,730,359
Foreign currency holdings, at value (cost of $403,392)	403,392
Receivable for investments sold	107,457,260
Receivable for capital shares sold	12,203,979
Dividends and interest receivable	5,971,623
8,165,766,613

Liabilities
Payable for investments purchased	133,545,177
Payable for capital shares redeemed	6,712,382
Unrealized loss on forward foreign currency exchange contracts	270,633
Accrued management fees	5,940,543
Distribution and service fees payable	122,460
146,591,195

Net Assets	$8,019,175,418

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,480,259,730
Undistributed net investment income	23,683,144
Undistributed net realized gain	117,406,637
Net unrealized appreciation	1,397,825,907
$8,019,175,418

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,570,604,692	198,916,400	$28.00
Institutional Class, $0.01 Par Value	$1,905,136,323	67,462,252	$28.24
A Class, $0.01 Par Value	$486,349,965	17,640,359	$27.57*
C Class, $0.01 Par Value	$12,903,852	464,491	$27.78
R Class, $0.01 Par Value	$44,180,586	1,610,878	$27.43

* Maximum offering price $29.25 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $90,635)	$56,914,132
Interest	41,249
56,955,381
Expenses:
Management fees	32,414,975
Distribution and service fees:
A Class	529,618
C Class	44,482
R Class	78,243
Directors’ fees and expenses	172,206
33,239,524

Net investment income (loss)	23,715,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	356,762,830
Foreign currency transactions	(1,400,155)
355,362,675

Change in net unrealized appreciation (depreciation) on:
Investments	686,413,810
Translation of assets and liabilities in foreign currencies	(218,167)
686,195,643

Net realized and unrealized gain (loss)	1,041,558,318

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,065,274,175

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$23,715,857	$21,711,027
Net realized gain (loss)	355,362,675	481,896,410
Change in net unrealized appreciation (depreciation)	686,195,643	323,115,779
Net increase (decrease) in net assets resulting from operations	1,065,274,175	826,723,216

Distributions to Shareholders
From net investment income:
Investor Class	(16,085,104)	(9,474,213)
Institutional Class	(6,371,247)	(2,809,220)
A Class	(354,453)	(22,537)
Decrease in net assets from distributions	(22,810,804)	(12,305,970)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,034,126,064	984,370,677

Net increase (decrease) in net assets	2,076,589,435	1,798,787,923

Net Assets
Beginning of period	5,942,585,983	4,143,798,060
End of period	$8,019,175,418	$5,942,585,983

Undistributed net investment income	$23,683,144	$22,778,091

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of larger-sized companies that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the C Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 0.98% for the Investor Class, A Class, C Class and R Class and 0.78% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $2,846,320,172 and $1,864,843,814, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	27,253,442	$720,592,453	42,868,834	$951,268,051
Issued in connection with reorganization (Note 9)	—	—	1,023,911	24,573,857
Issued in reinvestment of distributions	592,046	15,180,061	384,127	8,458,476
Redeemed	(13,902,889)	(365,710,741)	(25,562,853)	(568,903,119)
	13,942,599	370,061,773	18,714,019	415,397,265
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	24,905,887	669,732,365	25,469,004	591,790,668
Issued in connection with reorganization (Note 9)	—	—	53,875	1,305,390
Issued in reinvestment of distributions	238,680	6,165,100	122,616	2,720,853
Redeemed	(3,361,055)	(88,640,659)	(6,807,256)	(152,879,506)
	21,783,512	587,256,806	18,838,239	442,937,405
A Class/Shares Authorized	310,000,000		310,000,000
Sold	4,776,556	124,926,547	5,917,194	128,488,284
Issued in connection with reorganization (Note 9)	—	—	1,719,102	40,570,799
Issued in reinvestment of distributions	12,885	325,465	964	20,921
Redeemed	(2,789,238)	(73,059,806)	(2,746,133)	(59,876,656)
	2,000,203	52,192,206	4,891,127	109,203,348
C Class/Shares Authorized	20,000,000		20,000,000
Sold	235,566	6,235,701	56,605	1,279,112
Issued in connection with reorganization (Note 9)	—	—	204,997	4,889,189
Redeemed	(31,836)	(830,583)	(841)	(17,696)
	203,730	5,405,118	260,761	6,150,605
R Class/Shares Authorized	30,000,000		30,000,000
Sold	944,273	24,369,246	559,790	12,252,871
Issued in connection with reorganization (Note 9)	—	—	92,918	2,182,649
Redeemed	(198,753)	(5,159,085)	(172,171)	(3,753,466)
	745,520	19,210,161	480,537	10,682,054
Net increase (decrease)	38,675,564	$1,034,126,064	43,184,683	$984,370,677

(1)	March 1, 2010 (commencement of sale) through October 31, 2010 for the C Class.

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$7,888,232,345	$31,223,908	—
Temporary Cash Investments	74,106	120,200,000	—
Total Value of Investment Securities	$7,888,306,451	$151,423,908	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(270,633)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

18

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $270,633 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,421,305) in net realized gain (loss) on foreign currency transactions and $(220,111) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,654,199,382
Gross tax appreciation of investments	$1,468,099,829
Gross tax depreciation of investments	(82,568,852)
Net tax appreciation (depreciation) of investments	$1,385,530,977

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(218,430,712), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(13,506,140), $(4,346,487) and $(200,578,085) expire in 2015, 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

9. Reorganization Plan

On June 10, 2010, the Board of Directors approved a plan of reorganization (the reorganization), pursuant to which Growth acquired all of the assets of Capital Growth Fund (Capital Growth), a fund in a series issued by the corporation, in exchange for shares of equal value of Growth and assumption by Growth of certain ordinary course liabilities of Capital Growth. The financial statements and performance history of Growth were carried over post-reorganization. The reorganization was effective at the close of business on October 29, 2010.

The reorganization was accomplished by a tax-free exchange of shares. On October 29, 2010, Capital Growth exchanged its shares for shares of Growth as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Capital Growth — Investor Class	2,077,088	Growth — Investor Class	1,023,911
Capital Growth — Institutional Class	109,789	Growth — Institutional Class	53,875
Capital Growth — A Class	3,382,474	Growth — A Class	1,681,204
Capital Growth — B Class	80,143	Growth — A Class	37,898
Capital Growth — C Class	438,099	Growth — C Class	204,997
Capital Growth — R Class	187,997	Growth — R Class	92,918

The net assets of Capital Growth and Growth immediately before the reorganization were $73,521,884 and $5,869,064,099, respectively. Capital Growth’s unrealized appreciation of $13,044,432 was combined with that of Growth. Immediately after the reorganization, the combined net assets were $5,942,585,983. Growth acquired capital loss carryovers of $(1,831,877) from Capital Growth.

Assuming the reorganization had been completed on November 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for the year ended October 31, 2010, were as follows:

Net investment income (loss)	$21,800,994
Net realized and unrealized gain (loss)	813,269,412
Net increase (decrease) in net assets resulting from operations	$835,070,406

Because the reorganization was completed at the close of business on the last business day of the period, no revenue and earnings of Capital Growth were included in the Statement of Operations.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$24.00		$20.28	$17.69	$26.78	$21.99	$19.80
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09		0.10	0.09	0.04	0.04	0.02
Net Realized and Unrealized Gain (Loss)	4.00		3.68	2.58	(9.10)	4.76	2.26
Total From Investment Operations	4.09		3.78	2.67	(9.06)	4.80	2.28
Distributions
From Net Investment Income	(0.09)		(0.06)	(0.08)	(0.03)	(0.01)	(0.09)
Net Asset Value, End of Period	$28.00		$24.00	$20.28	$17.69	$26.78	$21.99

Total Return(3)	17.06%		18.65%	15.25%	(33.86)%	21.86%	11.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.98	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	%(4)	0.43%	0.50%	0.16%	0.15%	0.09%
Portfolio Turnover Rate	27%		86%	114%	129%	112%	127%
Net Assets, End of Period (in millions)	$5,571		$4,440	$3,372	$2,617	$4,133	$3,946

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$24.23		$20.47	$17.86	$27.03	$22.19	$19.98
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11		0.14	0.12	0.08	0.09	0.06
Net Realized and Unrealized Gain (Loss)	4.04		3.72	2.61	(9.17)	4.81	2.27
Total From Investment Operations	4.15		3.86	2.73	(9.09)	4.90	2.33
Distributions
From Net Investment Income	(0.14)		(0.10)	(0.12)	(0.08)	(0.06)	(0.12)
Net Asset Value, End of Period	$28.24		$24.23	$20.47	$17.86	$27.03	$22.19

Total Return(3)	17.17%		18.90%	15.45%	(33.71)%	22.13%	11.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.78	%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86	%(4)	0.63%	0.70%	0.36%	0.35%	0.29%
Portfolio Turnover Rate	27%		86%	114%	129%	112%	127%
Net Assets, End of Period (in thousands)	$1,905,136		$1,106,748	$549,496	$286,262	$284,695	$759,816

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

22

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$23.60		$19.94	$17.40	$26.36	$21.68	$19.53
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05		0.04	0.04	(0.02)	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss)	3.94		3.62	2.54	(8.94)	4.72	2.22
Total From Investment Operations	3.99		3.66	2.58	(8.96)	4.68	2.19
Distributions
From Net Investment Income	(0.02)		— (4)	(0.04)	—	—	(0.04)
Net Asset Value, End of Period	$27.57		$23.60	$19.94	$17.40	$26.36	$21.68

Total Return(5)	16.92%		18.37%	14.99%	(34.03)%	21.59%	11.23%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.23	%(6)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41	%(6)	0.18%	0.25%	(0.09)%	(0.10)%	(0.16)%
Portfolio Turnover Rate	27%		86%	114%	129%	112%	127%
Net Assets, End of Period (in thousands)	$486,350		$369,142	$214,371	$141,441	$206,837	$85,953

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$23.85		$22.10
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)		(0.10)
Net Realized and Unrealized Gain (Loss)	3.98		1.85
Total From Investment Operations	3.93		1.75
Net Asset Value, End of Period	$27.78		$23.85

Total Return(4)	16.48%		7.92%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.98	%(5)	2.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34	)%(5)	(0.66	)%(5)
Portfolio Turnover Rate	27%		86	%(6)
Net Assets, End of Period (in thousands)	$12,904		$6,219

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009		2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$23.49		$19.90	$17.35		$26.37	$21.74	$19.59
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		(0.02)	(0.01)		(0.08)	(0.10)	(0.11)
Net Realized and Unrealized Gain (Loss)	3.93		3.61	2.56		(8.94)	4.73	2.26
Total From Investment Operations	3.94		3.59	2.55		(9.02)	4.63	2.15
Distributions
From Net Investment Income	—		—	—	(3)	—	—	—
Net Asset Value, End of Period	$27.43		$23.49	$19.90		$17.35	$26.37	$21.74

Total Return(4)	16.77%		18.10%	14.67%		(34.21)%	21.30%	10.97%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	%(5)	(0.07)%	0.00	%(6)	(0.34)%	(0.35)%	(0.41)%
Portfolio Turnover Rate	27%		86%	114%		129%	112%	127%
Net Assets, End of Period (in thousands)	$44,181		$20,325	$7,656		$3,280	$2,383	$298

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71833   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

Heritage Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	6
Shareholder Fee Example	7
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWHIX	20.46%	28.99%	9.56%	7.82%	12.15%	11/10/87
Russell Midcap Growth Index	—	22.62%	27.40%	5.59%	5.68%	11.10%(2)	—
Russell Midcap Index	—	20.67%	23.36%	5.14%	7.95%	12.33%(2)	—
Institutional Class	ATHIX	20.59%	29.29%	9.78%	8.05%	9.46%	6/16/97
A Class(3) No sales charge* With sales charge*	ATHAX	20.37% 13.46%	28.70% 21.28%	9.29% 8.00%	7.55% 6.91%	8.65% 8.18%	7/11/97
B Class No sales charge* With sales charge*	ATHBX	19.88% 14.88%	27.69% 23.69%	— —	— —	2.73% 1.94%	9/28/07
C Class No sales charge* With sales charge*	AHGCX	19.89% 18.89%	27.75% 27.75%	8.48% 8.48%	— —	6.88% 6.88%	6/26/01
R Class	ATHWX	20.20%	28.37%	—	—	3.25%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/87, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

5

Fund Characteristics

APRIL 30, 2011

Top Ten Holdings	% of net assets
Netflix, Inc.	2.8%
priceline.com, Inc.	2.2%
Royal Caribbean Cruises Ltd.	2.1%
BE Aerospace, Inc.	2.1%
SXC Health Solutions Corp.	2.0%
Whole Foods Market, Inc.	1.9%
VeriSign, Inc.	1.8%
Apple, Inc.	1.8%
O’Reilly Automotive, Inc.	1.8%
National Oilwell Varco, Inc.	1.7%

Top Five Industries	% of net assets
Machinery	7.4%
Internet & Catalog Retail	5.0%
Internet Software & Services	4.5%
Specialty Retail	4.4%
Energy Equipment & Services	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.1%
Foreign Common Stocks*	9.7%
Total Common Stocks	98.8%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.1)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 - 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,204.60	$5.52	1.01%
Institutional Class	$1,000	$1,205.90	$4.43	0.81%
A Class	$1,000	$1,203.70	$6.88	1.26%
B Class	$1,000	$1,198.80	$10.96	2.01%
C Class	$1,000	$1,198.90	$10.96	2.01%
R Class	$1,000	$1,202.00	$8.24	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

8

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE & DEFENSE — 3.2%
BE Aerospace, Inc.(1)	2,329,184	$89,883,211
TransDigm Group, Inc.(1)	536,300	44,673,790
		134,557,001
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	485,900	37,530,916
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	527,800	19,665,828
BEVERAGES — 0.7%
Hansen Natural Corp.(1)	434,900	28,768,635
BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc.(1)	607,700	58,880,053
United Therapeutics Corp.(1)	563,900	37,758,744
Vertex Pharmaceuticals, Inc.(1)	683,200	37,589,664
		134,228,461
CAPITAL MARKETS — 2.3%
KKR & Co. LP	1,344,100	25,484,136
Lazard Ltd., Class A	1,067,400	43,763,400
Raymond James Financial, Inc.	705,900	26,471,250
		95,718,786
CHEMICALS — 1.6%
Albemarle Corp.	965,400	68,108,970
COMMERCIAL BANKS — 0.5%
East West Bancorp., Inc.	943,600	19,938,268
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Stericycle, Inc.(1)	463,500	42,308,280
COMMUNICATIONS EQUIPMENT — 1.9%
Aruba Networks, Inc.(1)	653,600	23,483,848
F5 Networks, Inc.(1)	355,900	36,074,024
Polycom, Inc.(1)	371,600	22,232,828
		81,790,700
COMPUTERS & PERIPHERALS — 1.8%
Apple, Inc.(1)	221,927	77,281,639
CONSTRUCTION & ENGINEERING — 1.1%
Foster Wheeler AG(1)	692,500	24,632,225
KBR, Inc.	607,400	23,305,938
		47,938,163
CONSUMER FINANCE — 0.8%
Discover Financial Services	1,359,404	33,767,595
CONTAINERS & PACKAGING — 1.4%
Crown Holdings, Inc.(1)	1,045,100	39,086,740
Rock-Tenn Co., Class A	294,700	20,354,929
		59,441,669
DIVERSIFIED CONSUMER SERVICES — 0.6%
Weight Watchers International, Inc.	334,566	26,012,507
ELECTRICAL EQUIPMENT — 2.9%
Cooper Industries plc	743,300	49,020,635
Polypore International, Inc.(1)	361,859	22,352,030
Rockwell Automation, Inc.	596,900	52,007,897
		123,380,562
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Jabil Circuit, Inc.	2,225,800	44,159,872
Trimble Navigation Ltd.(1)	853,700	39,987,308
		84,147,180
ENERGY EQUIPMENT & SERVICES — 4.3%
Atwood Oceanics, Inc.(1)	482,700	21,687,711
Dril-Quip, Inc.(1)	288,900	22,118,184
FMC Technologies, Inc.(1)	763,600	35,492,128
McDermott International, Inc.(1)	1,374,400	31,734,896
National Oilwell Varco, Inc.	943,300	72,341,677
		183,374,596
FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	358,000	28,969,360
Whole Foods Market, Inc.	1,316,600	82,629,816
		111,599,176
FOOD PRODUCTS — 1.6%
J.M. Smucker Co. (The)	327,500	24,585,425
Mead Johnson Nutrition Co.	616,100	41,204,768
		65,790,193
GAS UTILITIES — 0.6%
National Fuel Gas Co.	361,100	26,468,630
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
C.R. Bard, Inc.	543,900	58,061,325
Cooper Cos., Inc. (The)	276,688	20,723,931
Mettler-Toledo International, Inc.(1)	182,200	34,144,280
Varian Medical Systems, Inc.(1)	747,900	52,502,580
		165,432,116
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Express Scripts, Inc.(1)	854,500	48,484,330
HEALTH CARE TECHNOLOGY — 2.8%
Allscripts Healthcare Solutions, Inc.(1)	1,534,800	33,059,592
SXC Health Solutions Corp.(1)	1,533,577	84,592,107
		117,651,699

9

Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.3%
Arcos Dorados Holdings, Inc., Class A(1)	672,855	$14,822,996
Chipotle Mexican Grill, Inc.(1)	170,700	45,541,053
Panera Bread Co., Class A(1)	246,772	29,886,557
Royal Caribbean Cruises Ltd.(1)	2,271,500	90,451,130
		180,701,736
HOUSEHOLD DURABLES — 0.1%
KB Home	409,500	4,836,195
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	408,700	33,709,576
INTERNET & CATALOG RETAIL — 5.0%
Netflix, Inc.(1)	505,400	117,591,418
priceline.com, Inc.(1)	171,711	93,927,634
		211,519,052
INTERNET SOFTWARE & SERVICES — 4.5%
Baidu, Inc. ADR(1)	281,100	41,748,972
OpenTable, Inc.(1)	246,400	27,421,856
SAVVIS, Inc.(1)	607,700	23,919,072
VeriSign, Inc.	2,097,000	77,505,120
WebMD Health Corp.(1)	332,489	19,241,139
		189,836,159
IT SERVICES — 2.9%
Alliance Data Systems Corp.(1)	395,100	37,534,500
Cognizant Technology Solutions Corp., Class A(1)	791,800	65,640,220
VeriFone Systems, Inc.(1)	392,400	21,511,368
		124,686,088
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	869,200	20,313,204
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.(1)	681,700	34,023,647
Illumina, Inc.(1)	749,300	53,185,314
		87,208,961
MACHINERY — 7.4%
AGCO Corp.(1)	950,000	54,701,000
Chart Industries, Inc.(1)	456,800	22,205,048
Cummins, Inc.	521,900	62,721,942
Deere & Co.	175,400	17,101,500
Harsco Corp.	553,778	19,714,497
Joy Global, Inc.	482,400	48,698,280
Manitowoc Co., Inc. (The)	1,270,600	28,194,614
Titan International, Inc.	755,000	23,321,950
WABCO Holdings, Inc.(1)	530,600	39,184,810
		315,843,641
MEDIA — 1.7%
Focus Media Holding Ltd. ADR(1)	232,738	8,180,741
Imax Corp.(1)	1,821,438	63,896,045
		72,076,786
METALS & MINING — 0.8%
Cliffs Natural Resources, Inc.	377,800	35,407,416
OIL, GAS & CONSUMABLE FUELS — 3.3%
Concho Resources, Inc.(1)	628,200	67,123,170
Linn Energy LLC	627,700	25,346,526
Pioneer Natural Resources Co.	158,700	16,223,901
SandRidge Energy, Inc.(1)	2,667,000	32,964,120
		141,657,717
PHARMACEUTICALS — 0.7%
Shire plc ADR	322,700	30,078,867
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
CB Richard Ellis Group, Inc., Class A(1)	2,383,400	63,660,614
Jones Lang LaSalle, Inc.	215,400	22,052,652
		85,713,266
ROAD & RAIL — 1.3%
J.B. Hunt Transport Services, Inc.	478,200	22,800,576
Kansas City Southern(1)	540,600	31,414,266
		54,214,842
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
ARM Holdings plc	2,614,500	27,284,775
Cavium Networks, Inc.(1)	971,300	45,864,786
Cypress Semiconductor Corp.(1)	1,934,300	42,090,368
OmniVision Technologies, Inc.(1)	628,300	21,110,880
Skyworks Solutions, Inc.(1)	732,000	23,028,720
Veeco Instruments, Inc.(1)	388,400	19,858,892
		179,238,421
SOFTWARE — 3.3%
Check Point Software Technologies Ltd.(1)	419,500	23,043,135
Citrix Systems, Inc.(1)	582,692	49,144,243
salesforce.com, inc.(1)	485,000	67,221,000
		139,408,378
SPECIALTY RETAIL — 4.4%
Dick’s Sporting Goods, Inc.(1)	396,171	16,215,279
O’Reilly Automotive, Inc.(1)	1,283,300	75,791,698
PetSmart, Inc.	1,204,200	50,781,114
Williams-Sonoma, Inc.	995,800	43,227,678
		186,015,769

10

Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Fossil, Inc.(1)	436,600	$41,817,548
Lululemon Athletica, Inc.(1)	464,600	46,473,938
		88,291,486
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co.	921,100	61,796,599
WESCO International, Inc.(1)	378,900	23,472,855
		85,269,454
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
NII Holdings, Inc.(1)	754,000	31,351,320
SBA Communications Corp., Class A(1)	1,541,832	59,560,970
		90,912,290
TOTAL COMMON STOCKS (Cost $2,985,828,582)		4,190,325,204
Temporary Cash Investments — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	69,585	69,585
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 5/15/13, valued at $56,508,029), in a joint trading account at 0.01%, dated 4/29/11, due 5/2/11 (Delivery value $55,400,046)		55,400,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $55,469,585)		55,469,585
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,041,298,167)		4,245,794,789
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,940,881)
TOTAL NET ASSETS — 100.0%		$4,242,853,908

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
12,265,273	GBP for USD	Bank of America	5/31/11	$20,480,430	$(280,398)

(Value on Settlement Date $20,200,032)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,041,298,167)	$4,245,794,789
Receivable for investments sold	57,368,346
Receivable for capital shares sold	15,192,630
Dividends and interest receivable	701,497
4,319,057,262

Liabilities
Payable for investments purchased	67,684,593
Payable for capital shares redeemed	4,664,823
Unrealized loss on forward foreign currency exchange contracts	280,398
Accrued management fees	3,240,045
Distribution and service fees payable	333,495
76,203,354
Net Assets	$4,242,853,908

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,103,371,548
Accumulated net investment loss	(8,397,791)
Accumulated net realized loss	(56,337,575)
Net unrealized appreciation	1,204,217,726
$4,242,853,908

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,804,166,420	121,163,737	$23.14
Institutional Class, $0.01 Par Value	$175,556,710	7,419,543	$23.66
A Class, $0.01 Par Value	$1,100,754,634	48,903,901	$22.51*
B Class, $0.01 Par Value	$4,643,539	205,865	$22.56
C Class, $0.01 Par Value	$125,636,351	5,971,274	$21.04
R Class, $0.01 Par Value	$32,096,254	1,404,829	$22.85

*Maximum offering price $23.88 (net asset value divided by 0.9425)

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,459)	$10,501,416
Interest	19,475
10,520,891
Expenses:
Management fees	17,303,363
Distribution and service fees:
A Class	1,194,274
B Class	21,947
C Class	524,330
R Class	60,791
Directors’ fees and expenses	114,091
Other expenses	150
19,218,946

Net investment income (loss)	(8,698,055)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	219,840,394
Foreign currency transactions	(733,521)
219,106,873

Change in net unrealized appreciation (depreciation) on:
Investments	429,040,014
Translation of assets and liabilities in foreign currencies	21,324
429,061,338

Net realized and unrealized gain (loss)	648,168,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$639,470,156

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(8,698,055)	$(13,068,160)
Net realized gain (loss)	219,106,873	209,252,754
Change in net unrealized appreciation (depreciation)	429,061,338	502,214,585
Net increase (decrease) in net assets resulting from operations	639,470,156	698,399,179

Distributions to Shareholders
From net investment income:
Institutional Class	—	(45,786)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	690,779,448	200,776,280

Net increase (decrease) in net assets	1,330,249,604	899,129,673

Net Assets
Beginning of period	2,912,604,304	2,013,474,631
End of period	$4,242,853,908	$2,912,604,304

Accumulated undistributed net investment income (loss)	$(8,397,791)	$300,264

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in companies that are medium-sized and smaller at the time of purchase that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

15

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of the filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.000% for the Investor Class, A Class, B Class, C Class and R Class and 0.800% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $2,141,773,992 and $1,441,869,260, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	34,644,676	$753,803,344	24,446,309	$416,217,265
Redeemed	(11,715,911)	(251,687,637)	(19,973,254)	(330,354,418)
	22,928,765	502,115,707	4,473,055	85,862,847
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	2,378,642	51,530,923	1,592,345	27,658,160
Issued in reinvestment of distributions	—	—	2,804	45,786
Redeemed	(834,797)	(18,522,417)	(2,044,059)	(34,815,396)
	1,543,845	33,008,506	(448,910)	(7,111,450)
A Class/Shares Authorized	200,000,000		200,000,000
Sold	12,149,331	253,507,145	16,547,628	270,449,421
Redeemed	(6,217,689)	(129,705,449)	(10,692,346)	(173,010,082)
	5,931,642	123,801,696	5,855,282	97,439,339
B Class/Shares Authorized	35,000,000		35,000,000
Sold	11,358	234,275	17,058	265,517
Redeemed	(17,969)	(377,224)	(46,411)	(756,266)
	(6,611)	(142,949)	(29,353)	(490,749)
C Class/Shares Authorized	35,000,000		35,000,000
Sold	1,670,795	32,789,808	2,174,035	33,791,342
Redeemed	(565,270)	(11,054,706)	(1,225,116)	(18,799,544)
	1,105,525	21,735,102	948,919	14,991,798
R Class/Shares Authorized	30,000,000		30,000,000
Sold	695,681	14,835,970	873,774	14,881,532
Redeemed	(213,891)	(4,574,584)	(286,027)	(4,797,037)
	481,790	10,261,386	587,747	10,084,495
Net increase (decrease)	31,984,956	$690,779,448	11,386,740	$200,776,280

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,781,808,003	—	—
Foreign Common Stocks	381,232,426	$27,284,775	—
Temporary Cash Investments	69,585	55,400,000	—
Total Value of Investment Securities	$4,163,110,014	$82,684,775	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(280,398)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $280,398 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(780,600) in net realized gain (loss) on foreign currency transactions and $19,866 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

19

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,045,631,694
Gross tax appreciation of investments	$1,207,668,786
Gross tax depreciation of investments	(7,505,691)
Net tax appreciation (depreciation) of investments	$1,200,163,095

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(274,256,289), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$19.21		$14.32	$13.15	$22.83	$15.58	$13.48
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.07)	(0.02)	(0.09)	(0.10)	(0.03)
Net Realized and Unrealized Gain (Loss)	3.97		4.96	1.32	(8.53)	8.42	2.22
Total From Investment Operations	3.93		4.89	1.30	(8.62)	8.32	2.19
Distributions
From Net Investment Income	—		—	(0.13)	—	—	—
From Net Realized Gains	—		—	—	(1.06)	(1.07)	(0.09)
Total Distributions	—		—	(0.13)	(1.06)	(1.07)	(0.09)
Net Asset Value, End of Period	$23.14		$19.21	$14.32	$13.15	$22.83	$15.58

Total Return(3)	20.46%		34.15%	10.16%	(39.54)%	56.41%	16.26%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41	)%(4)	(0.45)%	(0.19)%	(0.47)%	(0.56)%	(0.22)%
Portfolio Turnover Rate	41%		114%	155%	172%	128%	230%
Net Assets, End of Period (in millions)	$2,804		$1,887	$1,342	$1,262	$2,478	$1,037

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$19.62		$14.60	$13.41	$23.21	$15.80	$13.63
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.02)		(0.04)	— (3)	(0.05)	(0.07)	— (3)
Net Realized and Unrealized Gain (Loss)	4.06		5.07	1.34	(8.69)	8.55	2.26
Total From Investment Operations	4.04		5.03	1.34	(8.74)	8.48	2.26
Distributions
From Net Investment Income	—		(0.01)	(0.15)	—	—	—
From Net Realized Gains	—		—	—	(1.06)	(1.07)	(0.09)
Total Distributions	—		(0.01)	(0.15)	(1.06)	(1.07)	(0.09)
Net Asset Value, End of Period	$23.66		$19.62	$14.60	$13.41	$23.21	$15.80

Total Return(4)	20.59%		34.44%	10.33%	(39.41)%	56.66%	16.59%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(5)	0.81%	0.81%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.21	)%(5)	(0.25)%	0.01%	(0.27)%	(0.36)%	(0.02)%
Portfolio Turnover Rate	41%		114%	155%	172%	128%	230%
Net Assets, End of Period (in thousands)	$175,557		$115,261	$92,343	$86,835	$155,885	$57,039

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

22

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$18.70		$13.98	$12.84	$22.37	$15.32	$13.29
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.07)		(0.11)	(0.06)	(0.13)	(0.15)	(0.08)
Net Realized and Unrealized Gain (Loss)	3.88		4.83	1.30	(8.34)	8.27	2.20
Total From Investment Operations	3.81		4.72	1.24	(8.47)	8.12	2.12
Distributions
From Net Investment Income	—		—	(0.10)	—	—	—
From Net Realized Gains	—		—	—	(1.06)	(1.07)	(0.09)
Total Distributions	—		—	(0.10)	(1.06)	(1.07)	(0.09)
Net Asset Value, End of Period	$22.51		$18.70	$13.98	$12.84	$22.37	$15.32

Total Return(4)	20.37%		33.76%	9.89%	(39.69)%	56.05%	15.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.26	%(5)	1.26%	1.26%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.66	)%(5)	(0.70)%	(0.44)%	(0.72)%	(0.81)%	(0.47)%
Portfolio Turnover Rate	41%		114%	155%	172%	128%	230%
Net Assets, End of Period (in thousands)	$1,100,755		$803,692	$518,768	$351,962	$291,674	$57,995

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

23

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$18.81		$14.16	$13.01	$22.82	$21.52
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.14)		(0.24)	(0.16)	(0.26)	(0.03)
Net Realized and Unrealized Gain (Loss)	3.89		4.89	1.33	(8.49)	1.33
Total From Investment Operations	3.75		4.65	1.17	(8.75)	1.30
Distributions
From Net Investment Income	—		—	(0.02)	—	—
From Net Realized Gains	—		—	—	(1.06)	—
Total Distributions	—		—	(0.02)	(1.06)	—
Net Asset Value, End of Period	$22.56		$18.81	$14.16	$13.01	$22.82

Total Return(4)	19.88%		32.84%	8.99%	(40.16)%	6.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.01%	2.01%	2.00%	2.00	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.41	)%(5)	(1.45)%	(1.19)%	(1.47)%	(1.81	)%(5)
Portfolio Turnover Rate	41%		114%	155%	172%	128	%(6)
Net Assets, End of Period (in thousands)	$4,644		$3,997	$3,425	$1,770	$83

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

24

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$17.55		$13.21	$12.13	$21.35	$14.77	$12.91
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.14)		(0.22)	(0.14)	(0.26)	(0.29)	(0.18)
Net Realized and Unrealized Gain (Loss)	3.63		4.56	1.24	(7.90)	7.94	2.13
Total From Investment Operations	3.49		4.34	1.10	(8.16)	7.65	1.95
Distributions
From Net Investment Income	—		—	(0.02)	—	—	—
From Net Realized Gains	—		—	—	(1.06)	(1.07)	(0.09)
Total Distributions	—		—	(0.02)	(1.06)	(1.07)	(0.09)
Net Asset Value, End of Period	$21.04		$17.55	$13.21	$12.13	$21.35	$14.77

Total Return(3)	19.89%		32.85%	9.07%	(40.16)%	54.88%	15.11%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(4)	2.01%	2.01%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.41	)%(4)	(1.45)%	(1.19)%	(1.47)%	(1.56)%	(1.22)%
Portfolio Turnover Rate	41%		114%	155%	172%	128%	230%
Net Assets, End of Period (in thousands)	$125,636		$85,381	$51,745	$32,812	$21,692	$2,334

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

25

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$19.01		$14.24	$13.08	$22.83	$21.52
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.10)		(0.16)	(0.11)	(0.17)	(0.02)
Net Realized and Unrealized Gain (Loss)	3.94		4.93	1.34	(8.52)	1.33
Total From Investment Operations	3.84		4.77	1.23	(8.69)	1.31
Distributions
From Net Investment Income	—		—	(0.07)	—	—
From Net Realized Gains	—		—	—	(1.06)	—
Total Distributions	—		—	(0.07)	(1.06)	—
Net Asset Value, End of Period	$22.85		$19.01	$14.24	$13.08	$22.83

Total Return(4)	20.20%		33.50%	9.58%	(39.86)%	6.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.51	%(5)	1.51%	1.51%	1.50%	1.50	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.91	)%(5)	(0.95)%	(0.69)%	(0.97)%	(1.22	)%(5)
Portfolio Turnover Rate	41%		114%	155%	172%	128	%(6)
Net Assets, End of Period (in thousands)	$32,096		$17,544	$4,775	$496	$27

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71842   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

New Opportunities Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWNOX	27.84%	33.89%	4.70%	4.33%	7.53%	12/26/96
Russell 2500 Growth Index	—	27.08%	30.07%	5.91%	6.39%	7.02%(3)	—
Institutional Class	TWNIX	27.80%	34.05%	—	—	37.30%(2)	3/1/10
A Class No sales charge* With sales charge*	TWNAX	27.59% 20.22%	33.44% 25.76%	— —	— —	36.76%(2) 29.99%(2)	3/1/10
C Class No sales charge* With sales charge*	TWNCX	27.17% 26.17%	32.42% 32.42%	— —	— —	35.69%(2) 35.69%(2)	3/1/10
R Class	TWNRX	27.34%	32.98%	—	—	36.36%(2)	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 12/31/96, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.51%	1.31%	1.76%	2.51%	2.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Tempur-Pedic International, Inc.	2.0%
Sauer-Danfoss, Inc.	1.7%
Titan International, Inc.	1.7%
Acme Packet, Inc.	1.4%
Sotheby’s	1.3%
Lindsay Corp.	1.3%
Iconix Brand Group, Inc.	1.3%
BorgWarner, Inc.	1.2%
Pioneer Drilling Co.	1.1%
United Rentals, Inc.	1.0%

Top Five Industries	% of net assets
Machinery	10.3%
Software	6.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.7%
Internet Software & Services	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.6%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	0.4%

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,278.40	$8.47	1.50%
Institutional Class	$1,000	$1,278.00	$7.34	1.30%
A Class	$1,000	$1,275.90	$9.88	1.75%
C Class	$1,000	$1,271.70	$14.08	2.50%
R Class	$1,000	$1,273.40	$11.27	2.00%
Hypothetical
Investor Class	$1,000	$1,017.36	$7.50	1.50%
Institutional Class	$1,000	$1,018.35	$6.51	1.30%
A Class	$1,000	$1,016.12	$8.75	1.75%
C Class	$1,000	$1,012.40	$12.47	2.50%
R Class	$1,000	$1,014.88	$9.99	2.00%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 96.6%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc.(1)	5,862	$226,214
TransDigm Group, Inc.(1)	6,899	574,687
Triumph Group, Inc.	17,034	1,466,968
		2,267,869
AIRLINES — 0.2%
United Continental Holdings, Inc.(1)	19,307	440,586
AUTO COMPONENTS — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	103,021	1,318,669
Amerigon, Inc.(1)	11,287	192,443
BorgWarner, Inc.(1)	29,005	2,240,346
Goodyear Tire & Rubber Co. (The)(1)	36,907	669,862
		4,421,320
BIOTECHNOLOGY — 2.8%
Acorda Therapeutics, Inc.(1)	5,998	168,184
Alexion Pharmaceuticals, Inc.(1)	11,920	1,154,929
Amylin Pharmaceuticals, Inc.(1)	19,533	259,789
BioMarin Pharmaceutical, Inc.(1)	13,569	364,870
Cepheid, Inc.(1)	8,725	281,905
Cubist Pharmaceuticals, Inc.(1)	8,416	284,882
Human Genome Sciences, Inc.(1)	25,867	762,300
Incyte Corp. Ltd.(1)	11,403	210,727
Isis Pharmaceuticals, Inc.(1)	14,142	132,652
Onyx Pharmaceuticals, Inc.(1)	8,489	318,932
Regeneron Pharmaceuticals, Inc.(1)	9,839	502,871
Seattle Genetics, Inc.(1)	13,937	231,494
Theravance, Inc.(1)	8,928	247,752
United Therapeutics Corp.(1)	6,913	462,894
		5,384,181
CAPITAL MARKETS — 1.0%
BGC Partners, Inc., Class A	44,437	428,817
Eaton Vance Corp.	14,242	480,953
Lazard Ltd., Class A	11,834	485,194
SEI Investments Co.	18,137	404,999
		1,799,963
CHEMICALS — 3.3%
Albemarle Corp.	19,532	1,377,983
Balchem Corp.	15,741	624,760
Flotek Industries, Inc.(1)	36,985	354,316
International Flavors & Fragrances, Inc.	10,741	682,268
Intrepid Potash, Inc.(1)	38,743	1,327,335
Nalco Holding Co.	13,361	390,275
OM Group, Inc.(1)	530	19,207
Solutia, Inc.(1)	54,801	1,444,007
		6,220,151
COMMERCIAL BANKS — 1.8%
Cathay General Bancorp.	60,299	1,028,098
Nara Bancorp., Inc.(1)	46,718	459,238
Pinnacle Financial Partners, Inc.(1)	34,637	556,616
PrivateBancorp, Inc.	26,442	416,197
Sandy Spring Bancorp, Inc.	5,416	96,784
Texas Capital Bancshares, Inc.(1)	20,769	535,840
West Coast Bancorp.(1)	96,370	345,005
		3,437,778
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Deluxe Corp.	20,016	542,033
Steelcase, Inc., Class A	60,422	697,874
Team, Inc.(1)	19,574	488,372
		1,728,279
COMMUNICATIONS EQUIPMENT — 3.3%
Acme Packet, Inc.(1)	32,903	2,718,117
F5 Networks, Inc.(1)	3,110	315,229
Finisar Corp.(1)	8,141	228,681
JDS Uniphase Corp.(1)	24,702	514,790
Netgear, Inc.(1)	18,022	752,418
Oplink Communications, Inc.(1)	41,137	814,513
Opnext, Inc.(1)	63,802	150,573
Riverbed Technology, Inc.(1)	20,721	728,136
Sycamore Networks, Inc.	3,129	76,660
		6,299,117
COMPUTERS & PERIPHERALS — 0.7%
Avid Technology, Inc.(1)	16,332	303,449
Stratasys, Inc.(1)	8,231	443,239
USA Technologies, Inc.(1)	190,675	579,652
		1,326,340

8

	Shares	Value
CONSTRUCTION MATERIALS — 0.5%
Headwaters, Inc.(1)	71,847	$392,285
Martin Marietta Materials, Inc.	5,624	512,852
		905,137
CONSUMER FINANCE — 1.1%
EZCORP, Inc., Class A(1)	26,191	824,755
World Acceptance Corp.(1)	18,520	1,258,434
		2,083,189
CONTAINERS & PACKAGING — 0.4%
Crown Holdings, Inc.(1)	20,138	753,161
DIVERSIFIED CONSUMER SERVICES — 2.0%
DeVry, Inc.	5,243	277,355
ITT Educational Services, Inc.(1)	2,274	163,114
K12, Inc.(1)	5,809	228,700
Sotheby’s	48,750	2,462,850
Steiner Leisure, Ltd.(1)	12,728	617,817
		3,749,836
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Encore Capital Group, Inc.(1)	11,052	330,897
MSCI, Inc., Class A(1)	14,241	505,128
		836,025
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Vonage Holdings Corp.(1)	80,193	413,796
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	21,047	969,004
Franklin Electric Co., Inc.	4,090	184,500
Valence Technology, Inc.(1)	54,163	73,662
		1,227,166
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Cognex Corp.	38,168	1,193,895
FARO Technologies, Inc.(1)	4,868	210,152
FLIR Systems, Inc.	15,537	547,213
KEMET Corp.(1)	85,333	1,342,288
Littelfuse, Inc.	30,007	1,866,735
Measurement Specialties, Inc.(1)	7,815	271,806
MTS Systems Corp.	5,301	234,675
Trimble Navigation Ltd.(1)	29,714	1,391,804
TTM Technologies, Inc.(1)	17,172	328,329
		7,386,897
ENERGY EQUIPMENT & SERVICES — 3.6%
Basic Energy Services, Inc.(1)	51,229	1,574,779
Complete Production Services, Inc.(1)	39,417	1,337,813
Core Laboratories NV	6,076	583,174
Dawson Geophysical Co.(1)	7,166	319,604
Hornbeck Offshore Services, Inc.(1)	10,292	300,835
Matrix Service Co.(1)	33,860	489,616
North American Energy Partners, Inc.(1)	6,564	74,830
OYO Geospace Corp.(1)	1,792	167,158
Pioneer Drilling Co.(1)	132,971	2,061,050
		6,908,859
FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc. (The)	31,141	1,546,150
PriceSmart, Inc.	34,595	1,440,536
		2,986,686
FOOD PRODUCTS — 0.3%
B&G Foods, Inc.	33,781	610,761
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Align Technology, Inc.(1)	8,648	208,763
American Medical Systems Holdings, Inc.(1)	9,950	293,525
Gen-Probe, Inc.(1)	6,963	577,372
Haemonetics Corp.(1)	3,317	232,853
IDEXX Laboratories, Inc.(1)	7,868	640,691
Immucor, Inc.(1)	10,461	228,364
Integra LifeSciences Holdings Corp.(1)	3,238	169,380
Masimo Corp.	8,110	282,147
Mettler-Toledo International, Inc.(1)	4,620	865,788
NuVasive, Inc.(1)	6,683	206,438
ResMed, Inc.(1)	20,972	668,797
Sirona Dental Systems, Inc.(1)	5,082	290,030
STERIS Corp.	7,602	273,976
Thoratec Corp.(1)	7,605	233,473
Volcano Corp.(1)	7,813	208,295
West Pharmaceutical Services, Inc.	4,767	225,193
		5,605,085
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Amedisys, Inc.(1)	4,495	149,773
Catalyst Health Solutions, Inc.(1)	5,348	318,527
Chemed Corp.	3,258	226,855
Community Health Systems, Inc.(1)	9,178	282,040
Emergency Medical Services Corp., Class A(1)	3,992	254,690
Health Management Associates, Inc., Class A(1)	34,084	384,467
HealthSouth Corp.(1)	12,799	328,038

9

Shares	Value
HMS Holdings Corp.(1)	3,643	$286,741
Lincare Holdings, Inc.	13,758	432,276
Mednax, Inc.(1)	6,167	437,364
Owens & Minor, Inc.	7,161	246,696
Patterson Cos., Inc.	14,327	497,290
PSS World Medical, Inc.(1)	8,517	244,949
Tenet Healthcare Corp.(1)	46,421	321,698
		4,411,404
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc.(1)	16,896	363,940
athenahealth, Inc.(1)	4,984	230,410
MedAssets, Inc.(1)	7,054	113,005
Quality Systems, Inc.	2,722	244,218
SXC Health Solutions Corp.(1)	8,505	469,136
		1,420,709
HOTELS, RESTAURANTS & LEISURE — 0.5%
Chipotle Mexican Grill, Inc.(1)	3,276	874,004
HOUSEHOLD DURABLES — 2.3%
NVR, Inc.(1)	627	463,560
Tempur-Pedic International, Inc.(1)	61,190	3,841,508
		4,305,068
INDUSTRIAL CONGLOMERATES — 0.8%
Raven Industries, Inc.	27,535	1,496,803
INSURANCE — 0.5%
AMERISAFE, Inc.(1)	24,754	552,757
Amtrust Financial Services, Inc.	19,534	377,006
		929,763
INTERNET & CATALOG RETAIL — 0.9%
Netflix, Inc.(1)	1,070	248,957
priceline.com, Inc.(1)	2,031	1,110,977
Shutterfly, Inc.(1)	5,685	349,969
		1,709,903
INTERNET SOFTWARE & SERVICES — 4.3%
Ancestry.com, Inc.(1)	19,735	901,889
Dice Holdings, Inc.(1)	94,492	1,732,038
Equinix, Inc.(1)	6,024	606,376
Keynote Systems, Inc.	41,511	885,845
KIT Digital, Inc.(1)	4,724	54,373
Rackspace Hosting, Inc.(1)	15,206	702,365
Travelzoo, Inc.(1)	11,383	932,268
ValueClick, Inc.(1)	44,813	750,618
Vocus, Inc.(1)	42,919	1,271,690
WebMD Health Corp.(1)	6,545	378,759
		8,216,221
IT SERVICES — 0.7%
Alliance Data Systems Corp.(1)	7,561	718,295
Global Payments, Inc.	10,327	549,809
MAXIMUS, Inc.	1,644	131,504
		1,399,608
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris Industries, Inc.	17,438	1,838,488
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bruker Corp.(1)	11,086	218,838
Covance, Inc.(1)	8,501	532,162
Dionex Corp.(1)	2,479	293,390
PAREXEL International Corp.(1)	8,170	226,799
Pharmaceutical Product Development, Inc.	14,340	442,389
TECHNE Corp.	5,072	394,145
		2,107,723
MACHINERY — 10.3%
3D Systems Corp.(1)	10,304	429,883
AGCO Corp.(1)	19,571	1,126,898
Blount International, Inc.(1)	25,397	421,590
Cascade Corp.	15,653	716,907
CIRCOR International, Inc.	3,388	153,917
Donaldson Co., Inc.	9,763	597,788
EnPro Industries, Inc.(1)	8,009	321,001
Graham Corp.	6,361	145,540
Kadant, Inc.(1)	11,375	350,919
Lindsay Corp.	33,555	2,460,253
Manitowoc Co., Inc. (The)	33,490	743,143
Middleby Corp.(1)	11,824	1,060,258
NACCO Industries, Inc., Class A	3,428	360,728
Navistar International Corp.(1)	9,577	665,793
Pall Corp.	18,974	1,108,840
Robbins & Myers, Inc.	33,089	1,438,379
Sauer-Danfoss, Inc.(1)	55,757	3,290,220
Titan International, Inc.	104,194	3,218,553
Twin Disc, Inc.	8,653	294,808
Wabash National Corp.(1)	55,357	610,588
		19,516,006
MEDIA — 1.8%
Interpublic Group of Cos., Inc. (The)	82,450	968,788
MDC Partners, Inc., Class A	43,215	718,666
Sinclair Broadcast Group, Inc., Class A	76,523	879,249
Sirius XM Radio, Inc.(1)	455,276	905,999
		3,472,702

10

Shares	Value
METALS & MINING — 3.0%
Allied Nevada Gold Corp.(1)	30,226	$1,301,532
Compass Minerals International, Inc.	10,640	1,038,570
Globe Specialty Metals, Inc.	60,730	1,367,032
Materion Corp.(1)	27,106	1,131,947
Walter Energy, Inc.	5,824	804,993
		5,644,074
OIL, GAS & CONSUMABLE FUELS — 4.7%
Alpha Natural Resources, Inc.(1)	15,381	894,713
Concho Resources, Inc.(1)	13,972	1,492,908
Crosstex Energy LP	48,313	954,665
Forest Oil Corp.(1)	11,093	398,350
Goodrich Petroleum Corp.(1)	31,214	701,379
Gulfport Energy Corp.(1)	34,957	1,189,936
Stone Energy Corp.(1)	33,159	1,172,502
W&T Offshore, Inc.	20,405	547,058
Western Refining, Inc.(1)	90,092	1,527,960
		8,879,471
PAPER & FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.	21,433	603,553
PHARMACEUTICALS — 0.4%
Auxilium Pharmaceuticals, Inc.(1)	6,242	152,055
Impax Laboratories, Inc.(1)	7,803	213,646
Nektar Therapeutics(1)	16,406	170,294
Salix Pharmaceuticals Ltd.(1)	7,702	302,612
		838,607
PROFESSIONAL SERVICES — 1.1%
Kelly Services, Inc., Class A(1)	73,369	1,402,082
Robert Half International, Inc.	25,080	760,676
		2,162,758
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
Ashford Hospitality Trust, Inc.	38,538	480,569
Digital Realty Trust, Inc.	9,942	599,900
Lexington Realty Trust	19,363	193,243
Medical Properties Trust, Inc.	39,899	492,354
Post Properties, Inc.	27,029	1,097,377
		2,863,443
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
CB Richard Ellis Group, Inc., Class A(1)	50,383	1,345,730
Jones Lang LaSalle, Inc.	6,591	674,787
		2,020,517
ROAD & RAIL — 0.5%
Kansas City Southern(1)	14,614	849,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Atmel Corp.(1)	72,448	1,108,454
Cavium Networks, Inc.(1)	9,570	451,895
CEVA, Inc.(1)	22,573	690,282
Cirrus Logic, Inc.(1)	9,751	161,477
Cypress Semiconductor Corp.(1)	28,877	628,363
Entegris, Inc.(1)	89,904	775,871
GSI Technology, Inc.(1)	32,403	288,711
GT Solar International, Inc.(1)	69,500	776,315
ON Semiconductor Corp.(1)	68,137	716,120
Photronics, Inc.(1)	88,442	772,099
RF Micro Devices, Inc.(1)	28,107	187,193
Silicon Image, Inc.(1)	38,563	320,844
Skyworks Solutions, Inc.(1)	39,219	1,233,830
Ultratech, Inc.(1)	42,283	1,323,881
Veeco Instruments, Inc.(1)	1,090	55,732
		9,491,067
SOFTWARE — 6.2%
ACI Worldwide, Inc.(1)	20,721	684,622
Allot Communications Ltd.(1)	22,897	374,366
ANSYS, Inc.(1)	11,865	656,016
Ariba, Inc.(1)	11,343	394,396
Callidus Software, Inc.(1)	27,069	187,047
DemandTec, Inc.(1)	29,927	331,292
FactSet Research Systems, Inc.	5,082	556,022
Fortinet, Inc.(1)	9,378	456,708
Informatica Corp.(1)	10,822	606,140
Interactive Intelligence, Inc.(1)	23,578	882,289
Kenexa Corp.(1)	64,386	1,894,236
Motricity, Inc.(1)	14,303	191,088
Nuance Communications, Inc.(1)	29,189	604,212
Opnet Technologies, Inc.	15,060	589,750
Progress Software Corp.(1)	12,713	376,940
PROS Holdings, Inc.(1)	26,253	411,647
Rovi Corp.(1)	7,964	386,732
Taleo Corp., Class A(1)	9,852	357,332
TIBCO Software, Inc.(1)	25,367	760,756
VASCO Data Security International, Inc.(1)	62,799	774,940
Websense, Inc.(1)	8,903	229,608
		11,706,139

11

Shares	Value
SPECIALTY RETAIL — 3.0%
CarMax, Inc.(1)	32,890	$1,141,283
Charming Shoppes, Inc.(1)	103,235	467,655
Lithia Motors, Inc., Class A	90,528	1,646,704
PetSmart, Inc.	16,279	686,485
Tractor Supply Co.	25,504	1,577,933
Williams-Sonoma, Inc.	5,576	242,054
		5,762,114
TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Crocs, Inc.(1)	24,735	497,421
Deckers Outdoor Corp.(1)	15,186	1,288,684
G-III Apparel Group Ltd.(1)	29,181	1,309,060
Iconix Brand Group, Inc.(1)	98,078	2,401,930
Lululemon Athletica, Inc.(1)	1,252	125,237
Oxford Industries, Inc.	19,717	677,279
Perry Ellis International, Inc.(1)	3,629	102,265
		6,401,876
TRADING COMPANIES & DISTRIBUTORS — 3.3%
CAI International, Inc.(1)	40,341	1,014,980
H&E Equipment Services, Inc.(1)	27,468	546,613
RSC Holdings, Inc.(1)	31,345	412,814
Rush Enterprises, Inc., Class A(1)	30,113	634,481
Titan Machinery, Inc.(1)	52,446	1,649,951
United Rentals, Inc.(1)	67,543	1,987,115
		6,245,954
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
MetroPCS Communications, Inc.(1)	35,823	602,901
SBA Communications Corp., Class A(1)	14,621	564,809
		1,167,710
TOTAL COMMON STOCKS (Cost $134,279,587)		183,127,087

	Principal Amount/Shares	Value
Temporary Cash Investments — 3.0%
FHLB Discount Notes, 0.001%, 5/2/11(2)	$5,600,000	$5,600,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,734	79,734
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,679,734)		5,679,734
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $139,959,321)		188,806,821
OTHER ASSETS AND LIABILITIES — 0.4%		844,459
TOTAL NET ASSETS — 100.0%		$189,651,280

Notes to Schedule of Investments

FHLB = Federal Home Loan Bank

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $139,959,321)	$188,806,821
Receivable for investments sold	4,651,441
Receivable for capital shares sold	112,651
Dividends and interest receivable	39,984
193,610,897

Liabilities
Payable for investments purchased	3,714,563
Payable for capital shares redeemed	20,000
Accrued management fees	224,948
Distribution and service fees payable	106
3,959,617

Net Assets	$189,651,280

Net Assets Consist of:
Capital (par value and paid-in surplus)	$192,308,584
Accumulated net investment loss	(768,307)
Accumulated net realized loss	(50,736,497)
Net unrealized appreciation	48,847,500
$189,651,280

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$189,280,142	21,591,388	$8.77
Institutional Class, $0.01 Par Value	$36,178	4,119	$8.78
A Class, $0.01 Par Value	$237,715	27,196	$8.74*
C Class, $0.01 Par Value	$59,402	6,857	$8.66
R Class, $0.01 Par Value	$37,843	4,344	$8.71

*Maximum offering price $9.27 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,010)	$486,358
Interest	1,246
487,604
Expenses:
Management fees	1,251,293
Distribution and service fees:
A Class	204
C Class	238
R Class	84
Directors’ fees and expenses	4,092
1,255,911

Net investment income (loss)	(768,307)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	16,099,660
Change in net unrealized appreciation (depreciation) on investments	25,380,268
Net realized and unrealized gain (loss)	41,479,928

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,711,621

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(768,307)	$(794,456)
Net realized gain (loss)	16,099,660	28,645,395
Change in net unrealized appreciation (depreciation)	25,380,268	12,832,897
Net increase (decrease) in net assets resulting from operations	40,711,621	40,683,836

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,963,813	(13,020,566)

Redemption Fees
Increase in net assets from redemption fees	10,078	15,637

Net increase (decrease) in net assets	42,685,512	27,678,907

Net Assets
Beginning of period	146,965,768	119,286,861
End of period	$189,651,280	$146,965,768

Accumulated net investment loss	$(768,307)	—

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of small- and mid-sized companies that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the Institutional Class, A Class, C Class and R Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

16

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

17

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $79,523,706 and $80,926,971, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,513,841	$12,052,301	1,028,023	$6,286,589
Redeemed	(1,310,778)	(10,173,528)	(3,220,394)	(19,503,133)
	203,063	1,878,773	(2,192,371)	(13,216,544)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	—	—	4,119	25,000
A Class/Shares Authorized	25,000,000		25,000,000
Sold	9,472	76,145	19,550	120,712
Redeemed	—	—	(1,826)	(11,798)
	9,472	76,145	17,724	108,914
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,012	8,441	5,845	36,000
R Class/Shares Authorized	25,000,000		25,000,000
Sold	57	454	4,287	26,064
Net increase (decrease)	213,604	$1,963,813	(2,160,396)	$(13,020,566)

(1)	March 1, 2010 (commencement of sale) through October 31, 2010 for the Institutional Class, A Class, C Class and R Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$183,127,087	—	—
Temporary Cash Investments	79,734	$5,600,000	—
Total Value of Investment Securities	$183,206,821	$5,600,000	—

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7. Risk Factors

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$140,141,596
Gross tax appreciation of investments	$50,266,932
Gross tax depreciation of investments	(1,601,707)
Net tax appreciation (depreciation) of investments	$48,665,225

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(66,626,564), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(33,198,598) and $(33,427,966) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010		2009		2008		2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.86		$5.06		$5.12		$8.58		$6.44	$5.63
Income From Investment Operations
Net Investment Income (Loss)	(0.04	)(2)	(0.04	)(2)	(0.02	)(2)	(0.05	)(2)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss)	1.95		1.84		(0.04)		(3.41)		2.21	0.87
Total From Investment Operations	1.91		1.80		(0.06)		(3.46)		2.14	0.81
Net Asset Value, End of Period	$8.77		$6.86		$5.06		$5.12		$8.58	$6.44

Total Return(3)	27.84%		33.57%		(1.17)%		(40.33)%		33.23%	14.39%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(4)	1.51%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.92	)%(4)	(0.59)%		(0.51)%		(0.66)%		(0.83)%	(0.84)%
Portfolio Turnover Rate	48%		181%		206%		159%		201%	298%
Net Assets, End of Period (in thousands)	$189,280		$146,747		$119,287		$146,932		$270,428	$247,876

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.87		$6.07
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.94		0.81
Total From Investment Operations	1.91		0.80
Net Asset Value, End of Period	$8.78		$6.87

Total Return(4)	27.80%		13.18%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.30	%(5)	1.31	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72	)%(5)	(0.29	)%(5)
Portfolio Turnover Rate	48%		181	%(6)
Net Assets, End of Period (in thousands)	$36		$28

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

22

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.85		$6.07
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.94		0.81
Total From Investment Operations	1.89		0.78
Net Asset Value, End of Period	$8.74		$6.85

Total Return(4)	27.59%		12.85%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.75	%(5)	1.76	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.17	)%(5)	(0.67	)%(5)
Portfolio Turnover Rate	48%		181	%(6)
Net Assets, End of Period (in thousands)	$238		$121

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.81		$6.07
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.07)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.92		0.80
Total From Investment Operations	1.85		0.74
Net Asset Value, End of Period	$8.66		$6.81

Total Return(4)	27.17%		12.19%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.50	%(5)	2.51	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.92	)%(5)	(1.46	)%(5)
Portfolio Turnover Rate	48%		181	%(6)
Net Assets, End of Period (in thousands)	$59		$40

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.84		$6.07
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	1.93		0.81
Total From Investment Operations	1.87		0.77
Net Asset Value, End of Period	$8.71		$6.84

Total Return(4)	27.34%		12.69%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(5)	2.01	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.42	)%(5)	(0.99	)%(5)
Portfolio Turnover Rate	48%		181	%(6)
Net Assets, End of Period (in thousands)	$38		$29

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71838   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

NT Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACLTX	17.12%	19.83%	6.73%	5/12/06
Russell 1000 Growth Index	—	16.96%	20.87%	5.06%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.79%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.0%
Apple, Inc.	4.7%
Oracle Corp.	2.8%
Schlumberger Ltd.	2.5%
Coca-Cola Co. (The)	2.3%
QUALCOMM, Inc.	2.2%
Accenture plc, Class A	1.8%
United Parcel Service, Inc., Class B	1.7%
Express Scripts, Inc.	1.7%
Cisco Systems, Inc.	1.7%

Top Five Industries	% of net assets
Computers & Peripherals	8.2%
Oil, Gas & Consumable Fuels	7.9%
Software	6.7%
Machinery	5.1%
IT Services	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	—*
* Category is less than 0.05% of total net assets.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Institutional Class	$1,000	$1,171.20	$4.20	0.78%
Hypothetical
Institutional Class	$1,000	$1,020.93	$3.91	0.78%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
AEROSPACE & DEFENSE — 2.3%
Honeywell International, Inc.	100,890	$6,177,495
Rockwell Collins, Inc.	20,489	1,292,856
Textron, Inc.	99,922	2,607,964
		10,078,315
AIR FREIGHT & LOGISTICS — 1.7%
United Parcel Service, Inc., Class B	100,979	7,570,396
AUTO COMPONENTS — 2.1%
Autoliv, Inc.	46,791	3,749,363
BorgWarner, Inc.(1)	69,536	5,370,960
		9,120,323
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	73,394	2,734,660
BEVERAGES — 3.2%
Coca-Cola Co. (The)	153,273	10,339,797
Hansen Natural Corp.(1)	20,034	1,325,249
PepsiCo, Inc.	38,143	2,627,671
		14,292,717
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	5,610	543,553
Amgen, Inc.(1)	49,382	2,807,367
Gilead Sciences, Inc.(1)	67,502	2,621,777
Human Genome Sciences, Inc.(1)	34,891	1,028,238
		7,000,935
CAPITAL MARKETS — 2.1%
BlackRock, Inc.	20,902	4,095,538
Charles Schwab Corp. (The)	182,473	3,341,080
T. Rowe Price Group, Inc.	30,247	1,943,370
		9,379,988
CHEMICALS — 3.2%
E.I. du Pont de Nemours & Co.	89,647	5,091,053
LyondellBasell Industries NV, Class A(1)	52,117	2,319,206
PPG Industries, Inc.	50,078	4,740,884
Sigma-Aldrich Corp.	29,401	2,075,123
		14,226,266
COMMUNICATIONS EQUIPMENT — 4.8%
Cisco Systems, Inc.	416,591	7,315,338
Juniper Networks, Inc.(1)	79,768	3,057,508
QUALCOMM, Inc.	173,848	9,881,520
Riverbed Technology, Inc.(1)	31,873	1,120,017
		21,374,383
COMPUTERS & PERIPHERALS — 8.2%
Apple, Inc.(1)	59,724	20,797,688
Dell, Inc.(1)	249,196	3,865,030
EMC Corp.(1)	250,997	7,113,255
NetApp, Inc.(1)	85,052	4,421,003
		36,196,976
CONSUMER FINANCE — 1.2%
American Express Co.	108,070	5,304,076
DIVERSIFIED — 0.1%
iShares Russell 1000 Growth Index Fund	8,471	529,014
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.	55,173	2,084,436
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.	45,327	2,754,069
Rockwell Automation, Inc.	62,101	5,410,860
		8,164,929
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Jabil Circuit, Inc.	120,978	2,400,204
ENERGY EQUIPMENT & SERVICES — 3.4%
Core Laboratories NV	15,073	1,446,706
Halliburton Co.	49,246	2,485,938
Schlumberger Ltd.	124,009	11,129,808
		15,062,452
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	79,637	6,444,226
Walgreen Co.	108,519	4,635,932
Whole Foods Market, Inc.	27,756	1,741,966
		12,822,124
FOOD PRODUCTS — 2.3%
General Mills, Inc.	48,044	1,853,537
Hershey Co. (The)	53,622	3,094,526
Kellogg Co.	65,979	3,778,617
Mead Johnson Nutrition Co.	23,485	1,570,677
		10,297,357
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Cooper Cos., Inc. (The)	13,569	1,016,318
Covidien plc	75,622	4,211,389
DENTSPLY International, Inc.	21,393	803,093
Edwards Lifesciences Corp.(1)	18,069	1,560,258
Gen-Probe, Inc.(1)	16,092	1,334,349
Intuitive Surgical, Inc.(1)	4,806	1,680,658
Medtronic, Inc.	82,874	3,459,990

8

	Shares	Value
St. Jude Medical, Inc.	41,554	$2,220,646
Zimmer Holdings, Inc.(1)	23,441	1,529,525
		17,816,226
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	131,193	7,443,891
HOTELS, RESTAURANTS & LEISURE — 3.3%
Chipotle Mexican Grill, Inc.(1)	2,238	597,076
Las Vegas Sands Corp.(1)	34,300	1,612,443
McDonald’s Corp.	78,898	6,178,502
Starbucks Corp.	75,913	2,747,292
Starwood Hotels & Resorts Worldwide, Inc.	59,189	3,525,889
		14,661,202
HOUSEHOLD DURABLES — 0.4%
Whirlpool Corp.	18,911	1,629,750
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	15,564	1,283,719
Procter & Gamble Co. (The)	49,460	3,209,954
		4,493,673
INDUSTRIAL CONGLOMERATES — 1.3%
General Electric Co.	276,677	5,658,045
INSURANCE — 0.8%
Aflac, Inc.	66,192	3,719,329
INTERNET & CATALOG RETAIL — 0.4%
Netflix, Inc.(1)	7,719	1,795,980
INTERNET SOFTWARE & SERVICES — 1.5%
Google, Inc., Class A(1)	11,848	6,446,497
IT SERVICES — 5.0%
Accenture plc, Class A	135,838	7,760,425
Automatic Data Processing, Inc.	74,765	4,063,478
International Business Machines Corp.	40,911	6,978,598
MasterCard, Inc., Class A	11,888	3,279,780
		22,082,281
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bruker Corp.(1)	21,906	432,425
Thermo Fisher Scientific, Inc.(1)	28,375	1,702,216
		2,134,641
MACHINERY — 5.1%
Caterpillar, Inc.	35,324	4,076,743
Deere & Co.	49,901	4,865,348
Eaton Corp.	103,793	5,556,039
Illinois Tool Works, Inc.	91,847	5,364,783
Joy Global, Inc.	26,999	2,725,549
		22,588,462
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	56,797	2,920,502
Walt Disney Co. (The)	104,531	4,505,286
		7,425,788
METALS & MINING — 2.1%
Cliffs Natural Resources, Inc.	44,025	4,126,023
Freeport-McMoRan Copper & Gold, Inc.	67,966	3,740,169
Newmont Mining Corp.	27,550	1,614,706
		9,480,898
MULTILINE RETAIL — 1.5%
Kohl’s Corp.	40,317	2,125,109
Target Corp.	92,352	4,534,483
		6,659,592
OIL, GAS & CONSUMABLE FUELS — 7.9%
Cimarex Energy Co.	21,276	2,352,913
ConocoPhillips	48,406	3,820,685
Exxon Mobil Corp.	250,891	22,078,408
Occidental Petroleum Corp.	32,182	3,678,081
Southwestern Energy Co.(1)	68,777	3,016,559
		34,946,646
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	17,538	1,701,186
PHARMACEUTICALS — 2.7%
Abbott Laboratories	119,988	6,244,175
Allergan, Inc.	52,477	4,175,070
Novo Nordisk A/S B Shares	13,618	1,721,487
		12,140,732
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CB Richard Ellis Group, Inc., Class A(1)	90,907	2,428,126
ROAD & RAIL — 0.6%
Union Pacific Corp.	25,558	2,644,486
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Altera Corp.	62,561	3,046,721
Broadcom Corp., Class A(1)	17,913	630,179
Linear Technology Corp.	84,628	2,945,054
RF Micro Devices, Inc.(1)	87,857	585,128
Texas Instruments, Inc.	111,784	3,971,685
Xilinx, Inc.	29,045	1,012,509
		12,191,276

9

Shares	Value
SOFTWARE — 6.7%
Citrix Systems, Inc.(1)	25,329	$2,136,248
CommVault Systems, Inc.(1)	12,543	494,069
Intuit, Inc.(1)	40,500	2,250,180
Microsoft Corp.	192,731	5,014,861
Oracle Corp.	345,769	12,464,972
Red Hat, Inc.(1)	59,522	2,825,509
salesforce.com, inc.(1)	9,792	1,357,171
VMware, Inc., Class A(1)	32,249	3,077,522
		29,620,532
SPECIALTY RETAIL — 3.1%
American Eagle Outfitters, Inc.	87,176	1,356,459
Home Depot, Inc. (The)	180,875	6,717,697
Limited Brands, Inc.	98,049	4,035,697
OfficeMax, Inc.(1)	48,546	483,518
Williams-Sonoma, Inc.	28,739	1,247,560
		13,840,931
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp.(1)	103,662	4,442,953
TOTAL COMMON STOCKS (Cost $328,043,392)		436,632,674

	Principal Amount/Shares	Value
Temporary Cash Investments — 1.3%
FHLB Discount Notes, 0.001%, 5/2/11(2)	$5,800,000	$5,800,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	52,612	52,612
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,852,612)		5,852,612
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $333,896,004)		442,485,286
OTHER ASSETS AND LIABILITIES(3)		(8,147)
TOTAL NET ASSETS — 100.0%		$442,477,139

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
5,616,404	DKK for USD	UBS AG	5/31/11	$1,114,768	$(14,834)

(Value on Settlement Date $1,099,934)

Notes to Schedule of Investments

DKK = Danish Krone
FHLB = Federal Home Loan Bank
USD = United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $333,896,004)	$442,485,286
Receivable for investments sold	6,783,022
Receivable for capital shares sold	637,976
Dividends and interest receivable	331,411
450,237,695

Liabilities
Payable for investments purchased	7,472,883
Unrealized loss on forward foreign currency exchange contracts	14,834
Accrued management fees	272,839
7,760,556

Net Assets	$442,477,139

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	34,374,323

Net Asset Value Per Share	$12.87

Net Assets Consist of:
Capital (par value and paid-in surplus)	$330,352,723
Undistributed net investment income	750,616
Undistributed net realized gain	2,797,950
Net unrealized appreciation	108,575,850
$442,477,139

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,804)	$3,156,516
Interest	2,128
3,158,644
Expenses:
Management fees	1,489,770
Directors’ fees and expenses	9,350
1,499,120

Net investment income (loss)	1,659,524

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,209,205
Futures contract transactions	191,522
Foreign currency transactions	(68,065)
15,332,662

Change in net unrealized appreciation (depreciation) on:
Investments	43,282,642
Translation of assets and liabilities in foreign currencies	(14,421)
43,268,221

Net realized and unrealized gain (loss)	58,600,883

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,260,407

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,659,524	$1,690,758
Net realized gain (loss)	15,332,662	11,144,590
Change in net unrealized appreciation (depreciation)	43,268,221	35,098,212
Net increase (decrease) in net assets resulting from operations	60,260,407	47,933,560

Distributions to Shareholders
From net investment income	(2,311,137)	(996,841)

Capital Share Transactions
Proceeds from shares sold	54,359,046	100,015,427
Proceeds from reinvestment of distributions	2,311,137	—
Payments for shares redeemed	(12,559,240)	(14,872,070)
Net increase (decrease) in net assets from capital share transactions	44,110,943	85,143,357

Net increase (decrease) in net assets	102,060,213	132,080,076

Net Assets
Beginning of period	340,416,926	208,336,850
End of period	$442,477,139	$340,416,926

Undistributed net investment income	$750,616	$1,402,229

Transactions in Shares of the Fund
Sold	4,473,125	9,964,567
Issued in reinvestment of distributions	196,358	—
Redeemed	(1,083,251)	(1,474,183)
Net increase (decrease) in shares of the fund	3,586,232	8,490,384

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of larger-sized companies that management believes will increase in value over time. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.800%. The effective annual management fee for the six months ended April 30, 2011 was 0.78%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $176,477,589 and $136,137,619, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$434,911,187	$1,721,487	—
Temporary Cash Investments	52,612	5,800,000	—
Total Value of Investment Securities	$434,963,799	$7,521,487	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(14,834)	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

17

Value of Derivative Instruments as of April 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$14,834
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$191,522	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(72,216)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(11,957)
		$119,306		$(11,957)

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$338,885,052
Gross tax appreciation of investments	$104,571,730
Gross tax depreciation of investments	(971,496)
Net tax appreciation (depreciation) of investments	$103,600,234

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(7,239,737), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.06		$9.34	$8.13	$12.87	$10.57	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.05	(3)	0.06 (3)	0.06 (3)	0.04 (3)	0.04	0.01
Net Realized and Unrealized Gain (Loss)	1.84		1.71	1.21	(4.19)	2.29	0.56
Total From Investment Operations	1.89		1.77	1.27	(4.15)	2.33	0.57
Distributions
From Net Investment Income	(0.08)		(0.05)	(0.06)	(0.03)	(0.03)	—
From Net Realized Gains	—		—	—	(0.56)	—	—
Total Distributions	(0.08)		(0.05)	(0.06)	(0.59)	(0.03)	—
Net Asset Value, End of Period	$12.87		$11.06	$9.34	$8.13	$12.87	$10.57

Total Return(4)	17.12%		18.94%	15.88%	(33.68)%	22.12%	5.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.78	%(5)	0.79%	0.80%	0.80%	0.80%	0.80	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86	%(5)	0.63%	0.67%	0.38%	0.35%	0.36	%(5)
Portfolio Turnover Rate	36%		95%	132%	136%	140%	57%
Net Assets, End of Period (in thousands)	$442,477		$340,417	$208,337	$83,440	$88,446	$58,983

(1)	Six months ended April 30, 2011 (unaudited).

(2)	May 12, 2006 (fund inception) through October 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71844   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

NT VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	20
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACLWX	20.34%	25.11%	2.65%	5/12/06
Russell Midcap Growth Index	—	22.62%	27.40%	5.59%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.80%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Whole Foods Market, Inc.	2.5%
Netflix, Inc.	2.4%
SXC Health Solutions Corp.	2.1%
priceline.com, Inc.	2.1%
BE Aerospace, Inc.	2.1%
National Oilwell Varco, Inc.	1.7%
Albemarle Corp.	1.5%
Cognizant Technology Solutions Corp., Class A	1.5%
TransDigm Group, Inc.	1.5%
Concho Resources, Inc.	1.5%

Top Five Industries	% of net assets
Machinery	7.7%
Semiconductors & Semiconductor Equipment	6.0%
Software	4.9%
Energy Equipment & Services	4.7%
Internet & Catalog Retail	4.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.0%
Foreign Common Stocks*	10.4%
Total Common Stocks	98.4%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Institutional Class	$1,000	$1,203.40	$4.37	0.80%
Hypothetical
Institutional Class	$1,000	$1,020.83	$4.01	0.80%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.4%
AEROSPACE & DEFENSE — 3.6%
BE Aerospace, Inc.(1)	109,800	$4,237,182
TransDigm Group, Inc.(1)	36,300	3,023,790
		7,260,972
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	13,200	1,058,376
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	16,000	1,053,920
AUTO COMPONENTS — 1.3%
BorgWarner, Inc.(1)	35,200	2,718,848
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	24,200	901,692
BIOTECHNOLOGY — 2.7%
Alexion Pharmaceuticals, Inc.(1)	28,900	2,800,121
United Therapeutics Corp.(1)	15,100	1,011,096
Vertex Pharmaceuticals, Inc.(1)	30,900	1,700,118
		5,511,335
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.(1)	11,600	1,265,328
American Capital Ltd.(1)	89,100	915,057
KKR & Co. LP	63,263	1,199,466
Lazard Ltd., Class A	47,300	1,939,300
Raymond James Financial, Inc.	34,100	1,278,750
		6,597,901
CHEMICALS — 2.9%
Albemarle Corp.	44,100	3,111,255
CF Industries Holdings, Inc.	12,400	1,755,220
International Flavors & Fragrances, Inc.	17,700	1,124,304
		5,990,779
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	25,000	2,282,000
COMMUNICATIONS EQUIPMENT — 1.2%
Aruba Networks, Inc.(1)	33,600	1,207,248
F5 Networks, Inc.(1)	11,600	1,175,776
		2,383,024
CONSTRUCTION & ENGINEERING — 1.1%
Foster Wheeler AG(1)	29,500	1,049,315
KBR, Inc.	30,800	1,181,796
		2,231,111
CONSUMER FINANCE — 1.1%
Discover Financial Services	90,600	2,250,504
CONTAINERS & PACKAGING — 1.1%
Crown Holdings, Inc.(1)	60,300	2,255,220
ELECTRICAL EQUIPMENT — 2.8%
Cooper Industries plc	32,500	2,143,375
Polypore International, Inc.(1)	17,882	1,104,571
Rockwell Automation, Inc.	28,200	2,457,066
		5,705,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Jabil Circuit, Inc.	59,200	1,174,528
Trimble Navigation Ltd.(1)	38,900	1,822,076
		2,996,604
ENERGY EQUIPMENT & SERVICES — 4.7%
Atwood Oceanics, Inc.(1)	24,800	1,114,264
Core Laboratories NV	10,700	1,026,986
Dril-Quip, Inc.(1)	13,200	1,010,592
FMC Technologies, Inc.(1)	31,550	1,466,444
McDermott International, Inc.(1)	64,600	1,491,614
National Oilwell Varco, Inc.	45,000	3,451,050
		9,560,950
FOOD & STAPLES RETAILING — 2.5%
Whole Foods Market, Inc.	80,800	5,071,008
FOOD PRODUCTS — 1.3%
J.M. Smucker Co. (The)	13,800	1,035,966
Mead Johnson Nutrition Co.	25,200	1,685,376
		2,721,342
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
C.R. Bard, Inc.	23,500	2,508,625
Hologic, Inc.(1)	45,300	997,506
Mettler-Toledo International, Inc.(1)	11,700	2,192,580
Varian Medical Systems, Inc.(1)	25,000	1,755,000
		7,453,711
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Express Scripts, Inc.(1)	28,100	1,594,394
HEALTH CARE TECHNOLOGY — 2.1%
SXC Health Solutions Corp.(1)	77,900	4,296,964
HOTELS, RESTAURANTS & LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	8,100	2,160,999
Panera Bread Co., Class A(1)	15,500	1,877,205
Royal Caribbean Cruises Ltd.(1)	42,600	1,696,332
Starwood Hotels & Resorts Worldwide, Inc.	33,000	1,965,810
		7,700,346

8

Shares	Value
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	25,600	$2,111,488
INTERNET & CATALOG RETAIL — 4.5%
Netflix, Inc.(1)	20,700	4,816,269
priceline.com, Inc.(1)	7,800	4,266,678
		9,082,947
INTERNET SOFTWARE & SERVICES — 3.2%
Baidu, Inc. ADR(1)	13,100	1,945,612
MercadoLibre, Inc.	10,934	999,368
VeriSign, Inc.	71,000	2,624,160
WebMD Health Corp.(1)	16,100	931,707
		6,500,847
IT SERVICES — 2.7%
Alliance Data Systems Corp.(1)	11,000	1,045,000
Cognizant Technology Solutions Corp., Class A(1)	36,800	3,050,720
VeriFone Systems, Inc.(1)	25,800	1,414,356
		5,510,076
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	33,700	787,569
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Illumina, Inc.(1)	32,800	2,328,144
Waters Corp.(1)	20,600	2,018,800
		4,346,944
MACHINERY — 7.7%
AGCO Corp.(1)	47,200	2,717,776
Cummins, Inc.	20,500	2,463,690
Harsco Corp.	27,400	975,440
Joy Global, Inc.	23,500	2,372,325
Manitowoc Co., Inc. (The)	20,862	462,928
Terex Corp.(1)	27,811	967,267
Timken Co.	20,694	1,166,935
Titan International, Inc.	48,163	1,487,755
Trinity Industries, Inc.	28,800	1,042,560
WABCO Holdings, Inc.(1)	27,943	2,063,590
		15,720,266
MEDIA — 2.0%
CBS Corp., Class B	81,300	2,050,386
Imax Corp.(1)	59,077	2,072,421
		4,122,807
METALS & MINING — 2.1%
Cliffs Natural Resources, Inc.	27,200	2,549,184
Walter Energy, Inc.	12,600	1,741,572
		4,290,756
MULTILINE RETAIL — 1.0%
Dollar Tree, Inc.(1)	33,650	1,934,875
OIL, GAS & CONSUMABLE FUELS — 3.6%
Brigham Exploration Co.(1)	53,200	1,783,796
Concho Resources, Inc.(1)	28,000	2,991,800
SandRidge Energy, Inc.(1)	114,200	1,411,512
Whiting Petroleum Corp.(1)	17,600	1,223,200
		7,410,308
PHARMACEUTICALS — 0.6%
Shire plc	39,000	1,207,779
PROFESSIONAL SERVICES — 0.5%
Manpower, Inc.	14,800	980,500
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CB Richard Ellis Group, Inc., Class A(1)	90,500	2,417,255
Jones Lang LaSalle, Inc.	20,600	2,109,028
		4,526,283
ROAD & RAIL — 0.8%
Kansas City Southern(1)	28,100	1,632,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Altera Corp.	31,800	1,548,660
ARM Holdings plc	261,400	2,727,956
Atmel Corp.(1)	74,900	1,145,970
Cavium Networks, Inc.(1)	44,100	2,082,402
Cypress Semiconductor Corp.(1)	47,200	1,027,072
NXP Semiconductor NV(1)	27,700	925,180
Skyworks Solutions, Inc.(1)	56,400	1,774,344
Veeco Instruments, Inc.(1)	20,302	1,038,041
		12,269,625
SOFTWARE — 4.9%
Ariba, Inc.(1)	32,100	1,116,117
Autodesk, Inc.(1)	23,400	1,052,532
Check Point Software Technologies Ltd.(1)	23,100	1,268,883
Citrix Systems, Inc.(1)	32,200	2,715,748
Intuit, Inc.(1)	17,500	972,300
salesforce.com, inc.(1)	21,100	2,924,460
		10,050,040
SPECIALTY RETAIL — 3.7%
O’Reilly Automotive, Inc.(1)	35,400	2,090,724
PetSmart, Inc.	63,310	2,669,783
Williams-Sonoma, Inc.	62,500	2,713,125
		7,473,632
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Fossil, Inc.(1)	22,400	2,145,472
Lululemon Athletica, Inc.(1)	16,800	1,680,504
		3,825,976

9

Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	31,100	$2,086,499
WESCO International, Inc.(1)	23,000	1,424,850
		3,511,349
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
NII Holdings, Inc.(1)	24,900	1,035,342
SBA Communications Corp., Class A(1)	71,102	2,746,670
		3,782,012
TOTAL COMMON STOCKS (Cost $147,478,148)		200,674,983
Temporary Cash Investments — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	45,451	45,451
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $2,236,815), in a joint trading account at 0.02%, dated 4/29/11, due 5/2/11 (Delivery value $2,200,004)		2,200,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,245,451)		2,245,451
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $149,723,599)		202,920,434
OTHER ASSETS AND LIABILITIES — 0.5%		946,104
TOTAL NET ASSETS — 100.0%		$203,866,538

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,509,126	GBP for USD	Bank of America	5/31/11	$2,519,923	$(34,846)

(Value on Settlement Date $2,485,077)

Geographic Diversification
(as a % of net assets)
United States	88.0%
Canada	3.9%
United Kingdom	1.3%
Netherlands	1.0%
People’s Republic of China	1.0%
Bermuda	1.0%
Israel	0.6%
Ireland	0.6%
Switzerland	0.5%
Argentina	0.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $149,723,599)	$202,920,434
Receivable for investments sold	4,565,528
Receivable for capital shares sold	219,520
Dividends and interest receivable	52,675
207,758,157

Liabilities
Payable for investments purchased	3,726,480
Unrealized loss on forward foreign currency exchange contracts	34,846
Accrued management fees	130,293
3,891,619

Net Assets	$203,866,538

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	17,950,409

Net Asset Value Per Share	$11.36

Net Assets Consist of:
Capital (par value and paid-in surplus)	$146,982,350
Accumulated net investment loss	(190,261)
Undistributed net realized gain	3,910,082
Net unrealized appreciation	53,164,367
$203,866,538

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $953)	$495,388
Interest	1,688
497,076

Expenses:
Management fees	708,915
Directors’ fees and expenses	4,327
713,242

Net investment income (loss)	(216,166)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,679,637
Futures contract transactions	293,119
Foreign currency transactions	(113,253)
12,859,503

Change in net unrealized appreciation (depreciation) on:
Investments	20,104,891
Translation of assets and liabilities in foreign currencies	(6,040)
20,098,851

Net realized and unrealized gain (loss)	32,958,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,742,188

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(216,166)	$(322,140)
Net realized gain (loss)	12,859,503	8,492,963
Change in net unrealized appreciation (depreciation)	20,098,851	21,735,147
Net increase (decrease) in net assets resulting from operations	32,742,188	29,905,970

Distributions to Shareholders
From net investment income	—	(11,506)

Capital Share Transactions
Proceeds from shares sold	25,703,327	46,264,949
Payments for shares redeemed	(15,882,562)	(6,092,543)
Net increase (decrease) in net assets from capital share transactions	9,820,765	40,172,406

Net increase (decrease) in net assets	42,562,953	70,066,870

Net Assets
Beginning of period	161,303,585	91,236,715
End of period	$203,866,538	$161,303,585

Accumulated undistributed net investment income (loss)	$(190,261)	$25,905

Transactions in Shares of the Fund
Sold	2,442,695	5,628,784
Redeemed	(1,574,092)	(719,862)
Net increase (decrease) in shares of the fund	868,603	4,908,922

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies that are medium-sized and smaller at the time of purchase that management believes will increase in value. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.80%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $104,580,114 and $95,920,467, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$179,534,715	—	—
Foreign Common Stocks	17,204,533	$3,935,735	—
Temporary Cash Investments	45,451	2,200,000	—
Total Value of Investment Securities	$196,784,699	$6,135,735	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(34,846)	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

17

Value of Derivative Instruments as of April 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$34,846

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$293,119	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(111,274)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(7,445)
		$181,845		$(7,445)

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$150,270,635
Gross tax appreciation of investments	$53,083,807
Gross tax depreciation of investments	(434,008)
Net tax appreciation (depreciation) of investments	$52,649,799

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

As of October 31, 2010, the fund had accumulated capital losses of $(8,458,343), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010		2009		2008		2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.44		$7.50		$7.62		$13.42		$9.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	(0.01	)(3)	(0.02	)(3)	(0.02	)(3)	(0.04	)(3)	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.93		1.96		(0.10)		(5.73)		4.46	(0.99)
Total From Investment Operations	1.92		1.94		(0.12)		(5.77)		4.42	(1.00)
Distributions
From Net Investment Income	—		—	(4)	—		—		—	—
From Net Realized Gains	—		—		—		(0.03)		—	—
Total Distributions	—		—	(4)	—		(0.03)		—	—
Net Asset Value, End of Period	$11.36		$9.44		$7.50		$7.62		$13.42	$9.00

Total Return(5)	20.34%		26.05%		(1.71)%		(43.09)%		49.11%	(10.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80	%(6)	0.80%		0.80%		0.81%		0.80%	0.80	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24	)%(6)	(0.26)%		(0.35)%		(0.35)%		(0.36)%	(0.27	)%(6)
Portfolio Turnover Rate	55%		152%		190%		183%		147%	109%
Net Assets, End of Period (in thousands)	$203,867		$161,304		$91,237		$40,136		$44,652	$25,678

(1)	Six months ended April 30, 2011 (unaudited).

(2)	May 12, 2006 (fund inception) through October 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71845   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

Select Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCIX	16.84%	20.79%	4.39%	1.32%	12.36%	6/30/71(2)
Russell 1000 Growth Index	—	16.96%	20.87%	5.06%	2.11%	N/A(3)	—
Institutional Class	TWSIX	16.99%	21.03%	4.60%	1.54%	5.16%	3/13/97
A Class(4) No sales charge* With sales charge*	TWCAX	16.73% 10.03%	20.51% 13.58%	4.14% 2.91%	1.06% 0.47%	3.34% 2.89%	8/8/97
B Class No sales charge* With sales charge*	ABSLX	16.29% 11.29%	19.59% 15.59%	3.35% 3.17%	— —	5.52% 5.52%	1/31/03
C Class No sales charge* With sales charge*	ACSLX	16.27% 15.27%	19.60% 19.60%	3.35% 3.35%	— —	5.53% 5.53%	1/31/03
R Class	ASERX	16.56%	20.19%	3.87%	—	3.03%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark began 12/29/78.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	6.3%
Google, Inc., Class A	3.8%
Exxon Mobil Corp.	3.3%
Teradata Corp.	3.0%
EMC Corp.	2.7%
Coach, Inc.	2.5%
Costco Wholesale Corp.	2.5%
Occidental Petroleum Corp.	2.3%
UnitedHealth Group, Inc.	2.3%
Microsoft Corp.	2.3%

Top Five Industries	% of net assets
Computers & Peripherals	9.0%
Energy Equipment & Services	6.0%
Oil, Gas & Consumable Fuels	5.6%
Software	5.4%
Internet Software & Services	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.9%
Foreign Common Stocks*	8.3%
Total Common Stocks	99.2%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,168.40	$5.38	1.00%
Institutional Class	$1,000	$1,169.90	$4.30	0.80%
A Class	$1,000	$1,167.30	$6.72	1.25%
B Class	$1,000	$1,162.90	$10.73	2.00%
C Class	$1,000	$1,162.70	$10.72	2.00%
R Class	$1,000	$1,165.60	$8.05	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.2%
AEROSPACE & DEFENSE — 3.7%
General Dynamics Corp.	515,100	$37,509,582
Rockwell Collins, Inc.	570,000	35,967,000
		73,476,582
AIR FREIGHT & LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	376,700	28,241,199
AUTO COMPONENTS — 0.8%
Johnson Controls, Inc.	364,500	14,944,500
BEVERAGES — 1.2%
Diageo plc	1,199,400	24,413,659
BIOTECHNOLOGY — 2.2%
Gilead Sciences, Inc.(1)	1,091,000	42,374,440
CAPITAL MARKETS — 2.3%
Bank of New York Mellon Corp. (The)	567,100	16,423,216
Franklin Resources, Inc.	221,300	28,574,256
		44,997,472
CHEMICALS — 3.1%
Monsanto Co.	508,700	34,611,948
Potash Corp. of Saskatchewan, Inc.	480,900	27,113,142
		61,725,090
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	1,064,000	18,683,840
QUALCOMM, Inc.	685,600	38,969,504
		57,653,344
COMPUTERS & PERIPHERALS — 9.0%
Apple, Inc.(1)	352,000	122,576,960
EMC Corp.(1)	1,880,700	53,299,038
		175,875,998
DIVERSIFIED FINANCIAL SERVICES — 2.8%
CME Group, Inc.	71,400	21,117,978
Hong Kong Exchanges and Clearing Ltd.	592,500	13,518,880
JPMorgan Chase & Co.	430,900	19,661,967
		54,298,825
ELECTRICAL EQUIPMENT — 3.9%
ABB Ltd. ADR(1)	1,178,400	32,394,216
Emerson Electric Co.	712,700	43,303,652
		75,697,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Dolby Laboratories, Inc., Class A(1)	207,303	10,377,588
ENERGY EQUIPMENT & SERVICES — 6.0%
Diamond Offshore Drilling, Inc.	217,000	16,463,790
Halliburton Co.	710,100	35,845,848
National Oilwell Varco, Inc.	356,800	27,362,992
Schlumberger Ltd.	428,300	38,439,925
		118,112,555
FOOD & STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	596,500	48,268,780
Wal-Mart Stores, Inc.	71,500	3,931,070
		52,199,850
FOOD PRODUCTS — 2.0%
Hershey Co. (The)	301,700	17,411,107
Mead Johnson Nutrition Co.	339,000	22,672,320
		40,083,427
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Intuitive Surgical, Inc.(1)	58,000	20,282,600
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Medco Health Solutions, Inc.(1)	700,115	41,537,823
UnitedHealth Group, Inc.	915,700	45,079,911
		86,617,734
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald’s Corp.	450,700	35,294,317
Peet’s Coffee & Tea, Inc.(1)	138,400	6,432,832
		41,727,149
HOUSEHOLD DURABLES — 1.3%
Harman International Industries, Inc.	515,400	25,012,362
INSURANCE — 0.9%
Travelers Cos., Inc. (The)	263,300	16,661,624
INTERNET & CATALOG RETAIL — 3.1%
Amazon.com, Inc.(1)	173,400	34,073,100
Netflix, Inc.(1)	113,300	26,361,511
		60,434,611
INTERNET SOFTWARE & SERVICES — 5.2%
Baidu, Inc. ADR(1)	195,100	28,976,252
Google, Inc., Class A(1)	135,700	73,834,370
		102,810,622
IT SERVICES — 4.9%
Infosys Technologies Ltd. ADR	74,600	4,862,428
MasterCard, Inc., Class A	115,600	31,892,884
Teradata Corp.(1)	1,042,500	58,296,600
		95,051,912
LEISURE EQUIPMENT & PRODUCTS — 1.7%
Hasbro, Inc.	709,200	33,218,928

8

	Shares	Value
MACHINERY — 2.4%
Graco, Inc.	161,700	$8,089,851
Parker-Hannifin Corp.	411,700	38,831,544
		46,921,395
METALS & MINING — 1.8%
Freeport-McMoRan Copper & Gold, Inc.	461,200	25,379,836
Walter Energy, Inc.	78,100	10,794,982
		36,174,818
OIL, GAS & CONSUMABLE FUELS — 5.6%
Exxon Mobil Corp.	732,800	64,486,400
Occidental Petroleum Corp.	395,500	45,201,695
		109,688,095
PHARMACEUTICALS — 3.2%
Allergan, Inc.	483,800	38,491,128
Teva Pharmaceutical Industries Ltd. ADR	509,800	23,313,154
		61,804,282
PROFESSIONAL SERVICES — 1.3%
IHS, Inc., Class A(1)	80,000	7,059,200
Robert Half International, Inc.	441,100	13,378,563
Verisk Analytics, Inc., Class A(1)	175,300	5,767,370
		26,205,133
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Linear Technology Corp.	1,089,300	37,907,640
NXP Semiconductor NV(1)	243,800	8,142,920
		46,050,560
SOFTWARE — 5.4%
Adobe Systems, Inc.(1)	546,400	18,331,720
Microsoft Corp.	1,728,700	44,980,774
Oracle Corp.	1,204,200	43,411,410
		106,723,904
SPECIALTY RETAIL — 2.1%
TJX Cos., Inc. (The)	749,500	40,188,190
TEXTILES, APPAREL & LUXURY GOODS — 4.0%
Coach, Inc.	817,300	48,882,713
Fossil, Inc.(1)	163,200	15,631,296
Hanesbrands, Inc.(1)	427,400	13,894,774
		78,408,783
TOBACCO — 1.6%
Philip Morris International, Inc.	452,200	31,400,768
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
American Tower Corp., Class A(1)	101,300	5,299,003
TOTAL COMMON STOCKS (Cost $1,329,138,666)		1,945,154,870
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	62,411	62,411
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $5,185,344), in a joint trading account at 0.02%, dated 4/29/11, due 5/2/11 (Delivery value $5,100,008)		5,100,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,162,411)		5,162,411
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,334,301,077)		1,950,317,281
OTHER ASSETS AND LIABILITIES — 0.5%		10,013,711
TOTAL NET ASSETS — 100.0%		$1,960,330,992

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
11,581,406	GBP for USD	Bank of America	5/31/11	$19,338,517	$(267,415)

(Value on Settlement Date $19,071,102)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,334,301,077)	$1,950,317,281
Cash	107,725
Foreign currency holdings, at value (cost of $342,180)	350,818
Receivable for investments sold	15,473,415
Receivable for capital shares sold	133,059
Dividends and interest receivable	1,249,918
1,967,632,216

Liabilities
Payable for investments purchased	4,870,183
Payable for capital shares redeemed	581,175
Unrealized loss on forward foreign currency exchange contracts	267,415
Accrued management fees	1,576,070
Distribution and service fees payable	6,381
7,301,224

Net Assets	$1,960,330,992

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,523,063,563
Undistributed net investment income	1,739,448
Accumulated net realized loss	(180,231,064)
Net unrealized appreciation	615,759,045
$1,960,330,992

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,929,500,310	46,615,502	$41.39
Institutional Class, $0.01 Par Value	$5,235,332	125,138	$41.84
A Class, $0.01 Par Value	$23,486,597	575,527	$40.81*
B Class, $0.01 Par Value	$1,653,849	42,201	$39.19
C Class, $0.01 Par Value	$388,869	9,912	$39.23
R Class, $0.01 Par Value	$66,035	1,612	$40.96
*Maximum offering price $43.30 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $21,910)	$10,795,143
Interest	4,905
10,800,048

Expenses:
Management fees	9,263,893
Distribution and service fees:
A Class	27,450
B Class	8,596
C Class	1,920
R Class	94
Directors’ fees and expenses	45,872
9,347,825

Net investment income (loss)	1,452,223

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	36,081,443
Foreign currency transactions	(676,980)
35,404,463

Change in net unrealized appreciation (depreciation) on:
Investments	252,212,544
Translation of assets and liabilities in foreign currencies	33,749
252,246,293

Net realized and unrealized gain (loss)	287,650,756

Net Increase (Decrease) in Net Assets Resulting from Operations	$289,102,979

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,452,223	$5,682,049
Net realized gain (loss)	35,404,463	(20,615,057)
Change in net unrealized appreciation (depreciation)	252,246,293	275,739,559
Net increase (decrease) in net assets resulting from operations	289,102,979	260,806,551

Distributions to Shareholders
From net investment income:
Investor Class	(5,930,231)	(8,227,971)
Institutional Class	(25,646)	(28,810)
A Class	(17,175)	(49,312)
Decrease in net assets from distributions	(5,973,052)	(8,306,093)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(72,360,667)	(120,734,647)

Net increase (decrease) in net assets	210,769,260	131,765,811

Net Assets
Beginning of period	1,749,561,732	1,617,795,921
End of period	$1,960,330,992	$1,749,561,732

Undistributed net investment income	$1,739,448	$6,260,277

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by purchasing stocks of larger-sized companies that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $148,961,131 and $217,382,815, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	738,366	$28,573,634	1,050,151	$34,737,773
Issued in reinvestment of distributions	150,876	5,677,451	238,915	7,886,605
Redeemed	(2,736,695)	(105,572,010)	(4,873,529)	(160,602,909)
	(1,847,453)	(71,320,925)	(3,584,463)	(117,978,531)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	13,016	516,492	22,888	771,300
Issued in reinvestment of distributions	670	25,466	851	28,366
Redeemed	(15,478)	(625,531)	(24,480)	(817,754)
	(1,792)	(83,573)	(741)	(18,088)
A Class/Shares Authorized	75,000,000		75,000,000
Sold	45,059	1,745,953	64,941	2,090,917
Issued in reinvestment of distributions	454	16,874	1,473	47,993
Redeemed	(60,605)	(2,305,707)	(134,115)	(4,336,286)
	(15,092)	(542,880)	(67,701)	(2,197,376)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	1,073	40,615	925	27,964
Redeemed	(11,572)	(425,659)	(18,364)	(576,033)
	(10,499)	(385,044)	(17,439)	(548,069)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	418	15,433	5,833	180,826
Redeemed	(2,066)	(75,242)	(5,028)	(153,876)
	(1,648)	(59,809)	805	26,950
R Class/Shares Authorized	50,000,000		50,000,000
Sold	882	34,696	72	2,323
Redeemed	(82)	(3,132)	(676)	(21,856)
	800	31,564	(604)	(19,533)
Net increase (decrease)	(1,875,684)	$(72,360,667)	(3,670,143)	$(120,734,647)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,782,420,219	—	—
Foreign Common Stocks	124,802,112	$37,932,539	—
Temporary Cash Investments	62,411	5,100,000	—
Total Value of Investment Securities	$1,907,284,742	$43,032,539	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(267,415)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $267,415 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(700,556) in net realized gain (loss) on foreign currency transactions and $25,251 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,338,322,101
Gross tax appreciation of investments	$628,845,859
Gross tax depreciation of investments	(16,850,679)
Net tax appreciation (depreciation) of investments	$611,995,180

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(211,114,347), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(14,707,162), $(175,918,131) and $(20,489,054) expire in 2016, 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$35.54		$30.58	$26.25	$45.58	$36.22	$37.04
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.11	0.19	0.07	0.04	0.21
Net Realized and Unrealized Gain (Loss)	5.94		5.01	4.40	(16.10)	10.06	(0.77)
Total From Investment Operations	5.97		5.12	4.59	(16.03)	10.10	(0.56)
Distributions
From Net Investment Income	(0.12)		(0.16)	(0.26)	—	(0.16)	(0.26)
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	(0.12)		(0.16)	(0.26)	(3.30)	(0.74)	(0.26)
Net Asset Value, End of Period	$41.39		$35.54	$30.58	$26.25	$45.58	$36.22

Total Return(3)	16.84%		16.78%	17.77%	(37.71)%	28.37%	(1.55)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	%(4)	0.34%	0.75%	0.19%	0.11%	0.57%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in millions)	$1,930		$1,722	$1,592	$1,449	$2,550	$2,576

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

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Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$35.95		$30.94	$26.56	$45.98	$36.53	$37.35
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07		0.18	0.28	0.15	0.12	0.30
Net Realized and Unrealized Gain (Loss)	6.02		5.06	4.41	(16.27)	10.15	(0.78)
Total From Investment Operations	6.09		5.24	4.69	(16.12)	10.27	(0.48)
Distributions
From Net Investment Income	(0.20)		(0.23)	(0.31)	—	(0.24)	(0.34)
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	(0.20)		(0.23)	(0.31)	(3.30)	(0.82)	(0.34)
Net Asset Value, End of Period	$41.84		$35.95	$30.94	$26.56	$45.98	$36.53

Total Return(3)	16.99%		17.02%	18.00%	(37.60)%	28.63%	(1.35)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80	%(4)	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36	%(4)	0.54%	0.95%	0.39%	0.31%	0.77%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in thousands)	$5,235		$4,563	$3,950	$94,419	$168,441	$148,717

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

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A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$34.99		$30.11	$25.85	$45.05	$35.80	$36.63
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.02)		0.03	0.13	(0.02)	(0.09)	0.12
Net Realized and Unrealized Gain (Loss)	5.87		4.93	4.33	(15.88)	9.99	(0.76)
Total From Investment Operations	5.85		4.96	4.46	(15.90)	9.90	(0.64)
Distributions
From Net Investment Income	(0.03)		(0.08)	(0.20)	—	(0.07)	(0.19)
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	(0.03)		(0.08)	(0.20)	(3.30)	(0.65)	(0.19)
Net Asset Value, End of Period	$40.81		$34.99	$30.11	$25.85	$45.05	$35.80

Total Return(4)	16.73%		16.48%	17.47%	(37.88)%	28.07%	(1.79)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25	%(5)	1.26%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09	)%(5)	0.09%	0.50%	(0.06)%	(0.14)%	0.32%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in thousands)	$23,487		$20,666	$19,824	$19,450	$42,770	$21,455

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

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B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$33.70		$29.15	$25.03	$44.03	$35.21	$36.12
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.15)		(0.21)	(0.06)	(0.29)	(0.34)	(0.12)
Net Realized and Unrealized Gain (Loss)	5.64		4.76	4.20	(15.41)	9.74	(0.79)
Total From Investment Operations	5.49		4.55	4.14	(15.70)	9.40	(0.91)
Distributions
From Net Investment Income	—		—	(0.02)	—	—	—
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	—		—	(0.02)	(3.30)	(0.58)	—
Net Asset Value, End of Period	$39.19		$33.70	$29.15	$25.03	$44.03	$35.21

Total Return(3)	16.29%		15.61%	16.60%	(38.36)%	27.07%	(2.52)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(4)	2.01%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84	)%(4)	(0.66)%	(0.25)%	(0.81)%	(0.89)%	(0.43)%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in thousands)	$1,654		$1,776	$2,045	$2,605	$5,567	$5,880

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

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C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$33.74		$29.19	$25.05	$44.07	$35.24	$36.15
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.15)		(0.20)	(0.06)	(0.29)	(0.34)	(0.16)
Net Realized and Unrealized Gain (Loss)	5.64		4.75	4.22	(15.43)	9.75	(0.75)
Total From Investment Operations	5.49		4.55	4.16	(15.72)	9.41	(0.91)
Distributions
From Net Investment Income	—		—	(0.02)	—	—	—
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	—		—	(0.02)	(3.30)	(0.58)	—
Net Asset Value, End of Period	$39.23		$33.74	$29.19	$25.05	$44.07	$35.24

Total Return(3)	16.27%		15.63%	16.58%	(38.34)%	27.07%	(2.52)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(4)	2.01%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84	)%(4)	(0.66)%	(0.25)%	(0.81)%	(0.89)%	(0.43)%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in thousands)	$389		$390	$314	$394	$1,001	$1,540

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$35.14		$30.24	$25.96	$45.33	$36.05	$37.00
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.06)		(0.05)	0.06	(0.11)	(0.15)	0.03
Net Realized and Unrealized Gain (Loss)	5.88		4.95	4.36	(15.96)	10.01	(0.77)
Total From Investment Operations	5.82		4.90	4.42	(16.07)	9.86	(0.74)
Distributions
From Net Investment Income	—		—	(0.14)	—	—	(0.21)
From Net Realized Gains	—		—	—	(3.30)	(0.58)	—
Total Distributions	—		—	(0.14)	(3.30)	(0.58)	(0.21)
Net Asset Value, End of Period	$40.96		$35.14	$30.24	$25.96	$45.33	$36.05

Total Return(3)	16.56%		16.20%	17.17%	(38.03)%	27.72%	(2.04)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(4)	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34	)%(4)	(0.16)%	0.25%	(0.31)%	(0.39)%	0.07%
Portfolio Turnover Rate	8%		35%	31%	64%	79%	206%
Net Assets, End of Period (in thousands)	$66		$29	$43	$32	$32	$24

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71832   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

\

Small Cap Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Investor Class	ANOIX	28.05%	32.87%	5.44%	8.43%	6/1/01
Russell 2000 Growth Index	—	27.07%	30.29%	5.14%	5.40%(3)	—
Institutional Class	ANONX	28.27%	33.06%	—	4.14%	5/18/07
A Class No sales charge* With sales charge*	ANOAX	28.03% 20.64%	32.54% 24.97%	5.18% 3.95%	12.46% 11.66%	1/31/03
B Class No sales charge* With sales charge*	ANOBX	27.46% 22.46%	31.54% 27.54%	4.40% 4.23%	11.63% 11.63%	1/31/03
C Class No sales charge* With sales charge*	ANOCX	27.35% 26.35%	31.40% 31.40%	4.38% 4.38%	11.66%(4) 11.66%(4)	1/31/03
R Class	ANORX	27.83%	32.16%	—	1.32%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 5/31/01, the date nearest the Investor Class’s inception for which data are available.

(4)	Returns would have been lower if a portion of the distribution and service fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.42%	1.22%	1.67%	2.42%	2.42%	1.92%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Tempur-Pedic International, Inc.	2.2%
Sauer-Danfoss, Inc.	1.9%
Titan International, Inc.	1.8%
Acme Packet, Inc.	1.6%
Sotheby’s	1.5%
Lindsay Corp.	1.4%
Iconix Brand Group, Inc.	1.4%
Pioneer Drilling Co.	1.3%
G-III Apparel Group Ltd.	1.2%
Polaris Industries, Inc.	1.2%

Top Five Industries	% of net assets
Machinery	10.5%
Software	6.8%
Semiconductors & Semiconductor Equipment	5.3%
Internet Software & Services	5.0%
Textiles, Apparel & Luxury Goods	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.5%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	0.5%

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,280.50	$7.86	1.39%
Institutional Class	$1,000	$1,282.70	$6.74	1.19%
A Class	$1,000	$1,280.30	$9.27	1.64%
B Class	$1,000	$1,274.60	$13.48	2.39%
C Class	$1,000	$1,273.50	$13.47	2.39%
R Class	$1,000	$1,278.30	$10.68	1.89%
Hypothetical
Investor Class	$1,000	$1,017.90	$6.95	1.39%
Institutional Class	$1,000	$1,018.89	$5.96	1.19%
A Class	$1,000	$1,016.66	$8.20	1.64%
B Class	$1,000	$1,012.94	$11.93	2.39%
C Class	$1,000	$1,012.94	$11.93	2.39%
R Class	$1,000	$1,015.42	$9.44	1.89%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 96.5%
AEROSPACE & DEFENSE — 0.9%
Triumph Group, Inc.	50,926	$4,385,747
AIRLINES — 0.1%
United Continental Holdings, Inc.(1)	22,782	519,885
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc.(1)	312,188	3,996,006
Amerigon, Inc.(1)	48,072	819,628
		4,815,634
BIOTECHNOLOGY — 3.9%
Acorda Therapeutics, Inc.(1)	31,327	878,409
Alkermes, Inc.(1)	27,662	398,886
AMAG Pharmaceuticals, Inc.(1)	21,444	407,436
ARIAD Pharmaceuticals, Inc.(1)	86,383	738,575
Cepheid, Inc.(1)	45,973	1,485,388
Cubist Pharmaceuticals, Inc.(1)	44,642	1,511,132
Geron Corp.(1)	103,271	495,701
ImmunoGen, Inc.(1)	55,559	742,268
Incyte Corp. Ltd.(1)	69,754	1,289,054
InterMune, Inc.(1)	37,321	1,666,009
Isis Pharmaceuticals, Inc.(1)	76,878	721,116
Micromet, Inc.(1)	80,091	541,415
Momenta Pharmaceuticals, Inc.(1)	36,552	689,736
Onyx Pharmaceuticals, Inc.(1)	47,642	1,789,910
PDL BioPharma, Inc.	112,684	723,431
Pharmasset, Inc.(1)	24,447	2,480,637
Savient Pharmaceuticals, Inc.(1)	60,786	705,725
Seattle Genetics, Inc.(1)	74,346	1,234,887
Theravance, Inc.(1)	53,346	1,480,352
		19,980,067
CAPITAL MARKETS — 0.8%
BGC Partners, Inc., Class A	162,311	1,566,301
HFF, Inc., Class A(1)	151,381	2,266,174
		3,832,475
CHEMICALS — 2.5%
Balchem Corp.	49,336	1,958,146
Flotek Industries, Inc.(1)	192,759	1,846,631
Intrepid Potash, Inc.(1)	115,363	3,952,336
OM Group, Inc.(1)	17,033	617,276
Solutia, Inc.(1)	174,030	4,585,691
		12,960,080
COMMERCIAL BANKS — 2.3%
Cathay General Bancorp.	185,007	3,154,369
Nara Bancorp., Inc.(1)	151,209	1,486,384
Pinnacle Financial Partners, Inc.(1)	121,571	1,953,646
PrivateBancorp, Inc.	88,534	1,393,525
Sandy Spring Bancorp, Inc.	28,987	517,998
Texas Capital Bancshares, Inc.(1)	70,977	1,831,207
West Coast Bancorp.(1)	370,835	1,327,589
		11,664,718
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Deluxe Corp.	70,574	1,911,144
Steelcase, Inc., Class A	191,010	2,206,165
Team, Inc.(1)	65,664	1,638,317
		5,755,626
COMMUNICATIONS EQUIPMENT — 3.7%
Acme Packet, Inc.(1)	96,649	7,984,174
Finisar Corp.(1)	37,731	1,059,864
Netgear, Inc.(1)	61,930	2,585,577
Oplink Communications, Inc.(1)	126,146	2,497,691
Opnext, Inc.(1)	213,762	504,478
Riverbed Technology, Inc.(1)	99,492	3,496,149
Sycamore Networks, Inc.	20,927	512,712
		18,640,645
COMPUTERS & PERIPHERALS — 0.9%
Avid Technology, Inc.(1)	60,095	1,116,565
Stratasys, Inc.(1)	31,656	1,704,675
USA Technologies, Inc.(1)	544,046	1,653,900
		4,475,140
CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc.(1)	232,969	1,272,011
CONSUMER FINANCE — 1.3%
EZCORP, Inc., Class A(1)	78,177	2,461,794
World Acceptance Corp.(1)	63,135	4,290,023
		6,751,817
DIVERSIFIED CONSUMER SERVICES — 2.0%
K12, Inc.(1)	22,058	868,423
Sotheby’s	147,703	7,461,956
Steiner Leisure, Ltd.(1)	41,351	2,007,178
		10,337,557
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Encore Capital Group, Inc.(1)	38,855	1,163,319

8

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Vonage Holdings Corp.(1)	252,219	$1,301,450
ELECTRICAL EQUIPMENT — 0.3%
Franklin Electric Co., Inc.	16,413	740,390
Valence Technology, Inc.(1)	399,228	542,950
		1,283,340
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Cognex Corp.	116,068	3,630,607
DDi Corp.	42,258	406,099
FARO Technologies, Inc.(1)	18,947	817,942
KEMET Corp.(1)	276,808	4,354,190
LeCroy Corp.(1)	87,500	1,142,750
Littelfuse, Inc.	89,397	5,561,387
Measurement Specialties, Inc.(1)	29,556	1,027,958
MTS Systems Corp.	26,199	1,159,830
		18,100,763
ENERGY EQUIPMENT & SERVICES — 4.1%
Basic Energy Services, Inc.(1)	156,572	4,813,023
Complete Production Services, Inc.(1)	121,791	4,133,587
Dawson Geophysical Co.(1)	27,116	1,209,374
Dril-Quip, Inc.(1)	5,250	401,940
Hornbeck Offshore Services, Inc.(1)	37,931	1,108,723
Matrix Service Co.(1)	108,843	1,573,870
North American Energy Partners, Inc.(1)	52,779	601,681
OYO Geospace Corp.(1)	9,073	846,329
Pioneer Drilling Co.(1)	414,729	6,428,299
		21,116,826
FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc. (The)	90,447	4,490,693
PriceSmart, Inc.	101,489	4,226,002
		8,716,695
FOOD PRODUCTS — 0.6%
B&G Foods, Inc.	104,774	1,894,314
Omega Protein Corp.(1)	81,947	1,055,477
		2,949,791
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abaxis, Inc.(1)	18,305	531,760
Align Technology, Inc.(1)	46,791	1,129,535
American Medical Systems Holdings, Inc.(1)	55,175	1,627,662
Arthrocare Corp.(1)	22,776	804,676
Cyberonics, Inc.(1)	23,956	852,115
DexCom, Inc.(1)	51,354	855,044
Haemonetics Corp.(1)	19,479	1,367,426
HeartWare International, Inc.(1)	7,902	589,568
Immucor, Inc.(1)	53,767	1,173,734
Insulet Corp.(1)	37,543	806,799
Integra LifeSciences Holdings Corp.(1)	17,163	897,797
Masimo Corp.	40,579	1,411,743
Meridian Bioscience, Inc.	32,684	807,622
Neogen Corp.(1)	18,855	790,025
NuVasive, Inc.(1)	32,568	1,006,026
Sirona Dental Systems, Inc.(1)	26,070	1,487,815
STERIS Corp.	43,261	1,559,126
Volcano Corp.(1)	41,881	1,116,547
West Pharmaceutical Services, Inc.	25,592	1,208,966
Zoll Medical Corp.(1)	17,406	986,572
		21,010,558
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Amedisys, Inc.(1)	23,837	794,249
Bio-Reference Labs, Inc.(1)	20,638	520,284
Catalyst Health Solutions, Inc.(1)	28,980	1,726,049
Chemed Corp.	17,285	1,203,555
HealthSouth Corp.(1)	68,842	1,764,420
HMS Holdings Corp.(1)	21,052	1,657,003
Landauer, Inc.	8,381	504,285
MWI Veterinary Supply, Inc.(1)	10,423	866,881
Owens & Minor, Inc.	39,890	1,374,210
PSS World Medical, Inc.(1)	43,894	1,262,391
		11,673,327
HEALTH CARE TECHNOLOGY — 0.6%
athenahealth, Inc.(1)	26,023	1,203,043
MedAssets, Inc.(1)	36,423	583,497
Quality Systems, Inc.	14,692	1,318,166
		3,104,706
HOUSEHOLD DURABLES — 2.2%
Tempur-Pedic International, Inc.(1)	180,061	11,304,230
INDUSTRIAL CONGLOMERATES — 0.9%
Raven Industries, Inc.	83,146	4,519,817
INSURANCE — 0.7%
AMERISAFE, Inc.(1)	82,364	1,839,188
Amtrust Financial Services, Inc.	78,538	1,515,783
		3,354,971

9

Shares	Value
INTERNET & CATALOG RETAIL — 0.8%
priceline.com, Inc.(1)	4,880	$2,669,409
Shutterfly, Inc.(1)	24,825	1,528,227
		4,197,636
INTERNET SOFTWARE & SERVICES — 5.0%
Ancestry.com, Inc.(1)	65,547	2,995,498
Dice Holdings, Inc.(1)	286,770	5,256,494
Keynote Systems, Inc.	135,527	2,892,146
KIT Digital, Inc.(1)	29,526	339,844
Limelight Networks, Inc.(1)	71,198	453,531
Rackspace Hosting, Inc.(1)	72,453	3,346,604
Travelzoo, Inc.(1)	37,631	3,081,979
ValueClick, Inc.(1)	144,137	2,414,295
Vocus, Inc.(1)	137,183	4,064,732
Zix Corp.(1)	209,308	690,717
		25,535,840
IT SERVICES — 0.2%
MAXIMUS, Inc.	10,071	805,579
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Polaris Industries, Inc.	55,772	5,880,042
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bruker Corp.(1)	56,922	1,123,640
Dionex Corp.(1)	13,870	1,641,515
Luminex Corp.(1)	33,770	654,800
PAREXEL International Corp.(1)	46,046	1,278,237
Sequenom, Inc.(1)	81,696	575,957
		5,274,149
MACHINERY — 10.5%
3D Systems Corp.(1)	38,426	1,603,133
Blount International, Inc.(1)	94,823	1,574,062
Cascade Corp.	51,810	2,372,898
CIRCOR International, Inc.	21,687	985,240
Commercial Vehicle Group, Inc.(1)	77,878	1,344,174
EnPro Industries, Inc.(1)	34,095	1,366,528
Graham Corp.	38,363	877,745
Kadant, Inc.(1)	41,214	1,271,452
Lindsay Corp.	96,117	7,047,299
Middleby Corp.(1)	35,528	3,185,796
NACCO Industries, Inc., Class A	14,024	1,475,746
NN, Inc.(1)	149,105	2,613,811
Robbins & Myers, Inc.	96,858	4,210,417
Sauer-Danfoss, Inc.(1)	167,129	9,862,282
Titan International, Inc.	297,134	9,178,469
Twin Disc, Inc.	34,404	1,172,144
Wabash National Corp.(1)	310,241	3,421,958
		53,563,154
MEDIA — 1.0%
MDC Partners, Inc., Class A	137,169	2,281,121
Sinclair Broadcast Group, Inc., Class A	222,564	2,557,260
		4,838,381
METALS & MINING — 2.7%
Allied Nevada Gold Corp.(1)	97,945	4,217,512
Globe Specialty Metals, Inc.	184,083	4,143,708
Materion Corp.(1)	83,421	3,483,661
Mesabi Royalty Trust	55,815	1,978,084
		13,822,965
OIL, GAS & CONSUMABLE FUELS — 4.1%
Crosstex Energy LP	155,381	3,070,328
Forest Oil Corp.(1)	38,229	1,372,803
Goodrich Petroleum Corp.(1)	99,494	2,235,630
Gulfport Energy Corp.(1)	114,519	3,898,227
Stone Energy Corp.(1)	104,394	3,691,372
W&T Offshore, Inc.	77,322	2,073,003
Western Refining, Inc.(1)	279,759	4,744,713
		21,086,076
PAPER & FOREST PRODUCTS — 1.6%
Buckeye Technologies, Inc.	143,619	4,044,311
KapStone Paper and Packaging Corp.(1)	230,296	4,002,544
		8,046,855
PHARMACEUTICALS — 1.2%
Auxilium Pharmaceuticals, Inc.(1)	33,381	813,161
Impax Laboratories, Inc.(1)	44,382	1,215,179
Nektar Therapeutics(1)	90,112	935,363
Questcor Pharmaceuticals, Inc.(1)	44,607	914,443
Salix Pharmaceuticals Ltd.(1)	44,433	1,745,773
VIVUS, Inc.(1)	70,092	545,316
		6,169,235
PROFESSIONAL SERVICES — 0.8%
Kelly Services, Inc., Class A(1)	222,873	4,259,103
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Ashford Hospitality Trust, Inc.	218,843	2,728,972
Lexington Realty Trust	88,171	879,947
Medical Properties Trust, Inc.	113,580	1,401,577
Post Properties, Inc.	82,573	3,352,464
		8,362,960

10

Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Amtech Systems, Inc.(1)	84,499	$1,933,337
Cavium Networks, Inc.(1)	34,202	1,615,018
CEVA, Inc.(1)	70,324	2,150,508
Cirrus Logic, Inc.(1)	55,453	918,302
Entegris, Inc.(1)	298,572	2,576,676
FSI International, Inc.(1)	242,104	1,113,678
GSI Technology, Inc.(1)	123,057	1,096,438
GT Solar International, Inc.(1)	233,103	2,603,760
MIPS Technologies, Inc.(1)	36,712	305,444
Photronics, Inc.(1)	288,530	2,518,867
RF Micro Devices, Inc.(1)	127,963	852,234
Silicon Image, Inc.(1)	151,759	1,262,635
Skyworks Solutions, Inc.(1)	112,194	3,529,623
Ultratech, Inc.(1)	132,699	4,154,806
Veeco Instruments, Inc.(1)	7,836	400,655
		27,031,981
SOFTWARE — 6.8%
ACI Worldwide, Inc.(1)	64,795	2,140,827
Allot Communications Ltd.(1)	93,298	1,525,422
Ariba, Inc.(1)	50,671	1,761,831
Callidus Software, Inc.(1)	171,744	1,186,751
DemandTec, Inc.(1)	97,887	1,083,609
Fortinet, Inc.(1)	38,269	1,863,700
Glu Mobile, Inc.(1)	287,584	1,141,709
Interactive Intelligence, Inc.(1)	75,333	2,818,961
Kenexa Corp.(1)	190,530	5,605,393
Majesco Entertainment Co.(1)	445,597	1,670,989
Motricity, Inc.(1)	65,242	871,633
Opnet Technologies, Inc.	40,339	1,579,675
Progress Software Corp.(1)	63,733	1,889,683
PROS Holdings, Inc.(1)	91,096	1,428,385
Taleo Corp., Class A(1)	45,832	1,662,327
TIBCO Software, Inc.(1)	106,967	3,207,940
VASCO Data Security International, Inc.(1)	190,803	2,354,509
Websense, Inc.(1)	33,804	871,805
		34,665,149
SPECIALTY RETAIL — 2.2%
Charming Shoppes, Inc.(1)	331,419	1,501,328
Lithia Motors, Inc., Class A	269,359	4,899,640
Tractor Supply Co.	73,728	4,561,552
		10,962,520
TEXTILES, APPAREL & LUXURY GOODS — 4.4%
Crocs, Inc.(1)	90,806	1,826,109
Deckers Outdoor Corp.(1)	53,615	4,549,769
G-III Apparel Group Ltd.(1)	139,444	6,255,458
Iconix Brand Group, Inc.(1)	286,538	7,017,315
Oxford Industries, Inc.	60,284	2,070,755
Perry Ellis International, Inc.(1)	21,193	597,219
		22,316,625
TRADING COMPANIES & DISTRIBUTORS — 3.8%
CAI International, Inc.(1)	128,403	3,230,620
H&E Equipment Services, Inc.(1)	92,751	1,845,745
RSC Holdings, Inc.(1)	126,024	1,659,736
Rush Enterprises, Inc., Class A(1)	104,386	2,199,413
Titan Machinery, Inc.(1)	153,987	4,844,431
United Rentals, Inc.(1)	196,024	5,767,026
		19,546,971
TOTAL COMMON STOCKS (Cost $331,600,152)		491,356,416
Temporary Cash Investments — 3.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	70,104	70,104
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $15,251,012), in a joint trading account at 0.02%, dated 4/29/11, due 5/2/11 (Delivery value $15,000,025)		15,000,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,070,104)		15,070,104
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $346,670,256)		506,426,520
OTHER ASSETS AND LIABILITIES — 0.5%		2,519,045
TOTAL NET ASSETS — 100.0%		$508,945,565

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $346,670,256)	$506,426,520
Receivable for investments sold	12,981,654
Receivable for capital shares sold	825,024
Dividends and interest receivable	117,309
520,350,507

Liabilities
Payable for investments purchased	10,228,137
Payable for capital shares redeemed	598,007
Accrued management fees	532,189
Distribution and service fees payable	46,609
11,404,942
Net Assets	$508,945,565

Net Assets Consist of:
Capital (par value and paid-in surplus)	$637,621,056
Accumulated net investment loss	(1,782,371)
Accumulated net realized loss	(286,649,384)
Net unrealized appreciation	159,756,264
$508,945,565

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$199,352,861	20,891,796	$9.54
Institutional Class, $0.01 Par Value	$136,368,104	14,177,191	$9.62
A Class, $0.01 Par Value	$151,460,899	16,097,951	$9.41*
B Class, $0.01 Par Value	$3,305,391	365,340	$9.05
C Class, $0.01 Par Value	$16,971,541	1,868,415	$9.08
R Class, $0.01 Par Value	$1,486,769	158,666	$9.37

*Maximum offering price $9.98 (net asset value divided by 0.9425)

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,922)	$1,505,038
Interest	3,843
1,508,881

Expenses:
Management fees	3,007,856
Distribution and service fees:
A Class	173,401
B Class	16,488
C Class	75,139
R Class	2,909
Directors’ fees and expenses	15,459
3,291,252

Net investment income (loss)	(1,782,371)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	39,835,072
Change in net unrealized appreciation (depreciation) on investments	73,327,672

Net realized and unrealized gain (loss)	113,162,744

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,380,373

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(1,782,371)	$(2,176,343)
Net realized gain (loss)	39,835,072	94,629,181
Change in net unrealized appreciation (depreciation)	73,327,672	36,489,688
Net increase (decrease) in net assets resulting from operations	111,380,373	128,942,526

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(4,140,733)	(135,018,924)

Redemption Fees
Increase in net assets from redemption fees	55,395	185,421

Net increase (decrease) in net assets	107,295,035	(5,890,977)

Net Assets
Beginning of period	401,650,530	407,541,507
End of period	$508,945,565	$401,650,530

Accumulated net investment loss	$(1,782,371)	—

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in small cap companies that management believes will increase in value over time.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

15

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.39% for the Investor Class, A Class, B Class, C Class and R Class and 1.19% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $234,102,105 and $247,577,839, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	5,415,453	$46,707,135	6,784,305	$43,916,604
Redeemed	(3,695,490)	(31,607,345)	(18,735,868)	(122,423,452)
	1,719,963	15,099,790	(11,951,563)	(78,506,848)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,242,880	10,781,722	2,660,213	17,212,447
Redeemed	(2,333,000)	(19,971,163)	(7,096,717)	(46,645,112)
	(1,090,120)	(9,189,441)	(4,436,504)	(29,432,665)
A Class/Shares Authorized	110,000,000		110,000,000
Sold	1,419,930	12,015,621	2,350,237	15,349,838
Redeemed	(2,561,605)	(21,506,875)	(6,185,109)	(39,950,252)
	(1,141,675)	(9,491,254)	(3,834,872)	(24,600,414)
B Class/Shares Authorized	20,000,000		20,000,000
Sold	9,487	76,265	4,481	27,688
Redeemed	(81,905)	(676,239)	(132,247)	(828,181)
	(72,418)	(599,974)	(127,766)	(800,493)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	251,922	2,070,199	413,664	2,630,469
Redeemed	(274,881)	(2,234,437)	(719,773)	(4,536,633)
	(22,959)	(164,238)	(306,109)	(1,906,164)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	41,534	365,317	68,676	446,713
Redeemed	(18,993)	(160,933)	(33,289)	(219,053)
	22,541	204,384	35,387	227,660
Net increase (decrease)	(584,668)	$(4,140,733)	(20,621,427)	$(135,018,924)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$491,356,416	—	—
Temporary Cash Investments	70,104	$15,000,000	—
Total Value of Investment Securities	$491,426,520	$15,000,000	—

7. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$348,915,793
Gross tax appreciation of investments	$161,309,191
Gross tax depreciation of investments	(3,798,464)
Net tax appreciation (depreciation) of investments	$157,510,727

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(324,687,779), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2014	2015	2016	2017
$(87,145,230)	—	$(125,173,360)	$(112,369,189)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.45		$5.47	$5.57	$9.42	$7.63	$6.75
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.03)		(0.03)	(0.02)	(0.04)	(0.05)	(0.06)
Net Realized and Unrealized Gain (Loss)	2.12		2.01	(0.08)	(3.73)	2.52	1.16
Total From Investment Operations	2.09		1.98	(0.10)	(3.77)	2.47	1.10
Distributions
From Net Realized Gains	—		—	—	(0.08)	(0.68)	(0.22)
Net Asset Value, End of Period	$9.54		$7.45	$5.47	$5.57	$9.42	$7.63

Total Return(3)	28.05%		36.20%	(1.80)%	(40.34)%	35.22%	16.52%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.39	%(4)	1.42%	1.41%	1.36%	1.41%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72	)%(4)	(0.48)%	(0.40)%	(0.49)%	(0.70)%	(0.80)%
Portfolio Turnover Rate	52%		183%	204%	148%	204%	299%
Net Assets, End of Period (in thousands)	$199,353		$142,793	$170,125	$222,017	$303,189	$51,336

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

20

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.50		$5.49	$5.59	$9.43	$8.27
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.02)		(0.02)	(0.01)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss)	2.14		2.03	(0.09)	(3.74)	1.19
Total From Investment Operations	2.12		2.01	(0.10)	(3.76)	1.16
Distributions
From Net Realized Gains	—		—	—	(0.08)	—
Net Asset Value, End of Period	$9.62		$7.50	$5.49	$5.59	$9.43

Total Return(4)	28.27%		36.61%	(1.79)%	(40.19)%	14.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.19	%(5)	1.22%	1.21%	1.16%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52	)%(5)	(0.28)%	(0.20)%	(0.29)%	(0.65	)%(5)
Portfolio Turnover Rate	52%		183%	204%	148%	204	%(6)
Net Assets, End of Period (in thousands)	$136,368		$114,513	$108,261	$91,791	$18,384

(1)	Six months ended April 30, 2011 (unaudited).

(2)	May 18, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

21

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.35		$5.41	$5.53	$9.37	$7.59	$6.72
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.05)	(0.03)	(0.06)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss)	2.10		1.99	(0.09)	(3.70)	2.51	1.16
Total From Investment Operations	2.06		1.94	(0.12)	(3.76)	2.44	1.08
Distributions
From Net Realized Gains	—		—	—	(0.08)	(0.66)	(0.21)
Net Asset Value, End of Period	$9.41		$7.35	$5.41	$5.53	$9.37	$7.59

Total Return(3)	28.03%		35.86%	(2.17)%	(40.45)%	34.91%	16.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.64	%(4)	1.67%	1.66%	1.61%	1.66%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.97	)%(4)	(0.73)%	(0.65)%	(0.74)%	(0.95)%	(1.05)%
Portfolio Turnover Rate	52%		183%	204%	148%	204%	299%
Net Assets, End of Period (in thousands)	$151,461		$126,763	$114,026	$129,791	$202,515	$73,383

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

22

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.10		$5.26	$5.41	$9.25	$7.49	$6.63
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.07)		(0.09)	(0.07)	(0.11)	(0.13)	(0.14)
Net Realized and Unrealized Gain (Loss)	2.02		1.93	(0.08)	(3.65)	2.49	1.15
Total From Investment Operations	1.95		1.84	(0.15)	(3.76)	2.36	1.01
Distributions
From Net Realized Gains	—		—	—	(0.08)	(0.60)	(0.15)
Net Asset Value, End of Period	$9.05		$7.10	$5.26	$5.41	$9.25	$7.49

Total Return(3)	27.46%		34.98%	(2.77)%	(40.97)%	33.84%	15.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.39	%(4)	2.42%	2.41%	2.36%	2.41%	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.72	)%(4)	(1.48)%	(1.40)%	(1.49)%	(1.70)%	(1.80)%
Portfolio Turnover Rate	52%		183%	204%	148%	204%	299%
Net Assets, End of Period (in thousands)	$3,305		$3,107	$2,976	$2,846	$4,549	$3,383

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.13		$5.28	$5.44	$9.29	$7.52	$6.66
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.07)		(0.09)	(0.07)	(0.11)	(0.13)	(0.14)
Net Realized and Unrealized Gain (Loss)	2.02		1.94	(0.09)	(3.66)	2.50	1.15
Total From Investment Operations	1.95		1.85	(0.16)	(3.77)	2.37	1.01
Distributions
From Net Realized Gains	—		—	—	(0.08)	(0.60)	(0.15)
Net Asset Value, End of Period	$9.08		$7.13	$5.28	$5.44	$9.29	$7.52

Total Return(3)	27.35%		35.04%	(2.94)%	(40.91)%	34.02%	15.24%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.39	%(4)	2.42%	2.41%	2.36%	2.41%	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.72	)%(4)	(1.48)%	(1.40)%	(1.49)%	(1.70)%	(1.80)%
Portfolio Turnover Rate	52%		183%	204%	148%	204%	299%
Net Assets, End of Period (in thousands)	$16,972		$13,476	$11,608	$12,983	$16,406	$4,424

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.33		$5.41	$5.54	$9.42	$9.02
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)		(0.06)	(0.06)	(0.06)	(0.01)
Net Realized and Unrealized Gain (Loss)	2.09		1.98	(0.07)	(3.74)	0.41
Total From Investment Operations	2.04		1.92	(0.13)	(3.80)	0.40
Distributions
From Net Realized Gains	—		—	—	(0.08)	—
Net Asset Value, End of Period	$9.37		$7.33	$5.41	$5.54	$9.42

Total Return(4)	27.83%		35.49%	(2.35)%	(40.66)%	4.43%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.89	%(5)	1.92%	1.91%	1.86%	1.91	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.22	)%(5)	(0.98)%	(0.90)%	(0.99)%	(1.61	)%(5)
Portfolio Turnover Rate	52%		183%	204%	148%	204	%(6)
Net Assets, End of Period (in thousands)	$1,487		$998	$545	$108	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71843   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

Ultra® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCUX	16.30%	20.74%	3.46%	2.00%	11.36%	11/2/81
Russell 1000 Growth Index	—	16.96%	20.87%	5.06%	2.11%	10.39%(2)	—
S&P 500 Index	—	16.36%	17.22%	2.95%	2.82%	11.48%(2)	—
Institutional Class	TWUIX	16.45%	20.97%	3.67%	2.21%	5.09%	11/14/96
A Class(3)	TWUAX						10/2/96
No sales charge*		16.20%	20.46%	3.20%	1.73%	4.88%
With sales charge*		9.51%	13.55%	1.99%	1.14%	4.45%
B Class	AULBX						9/28/07
No sales charge*		15.74%	19.54%	—	—	0.20%
With sales charge*		10.74%	15.54%	—	—	-0.64%
C Class	TWCCX						10/29/01
No sales charge*		15.73%	19.53%	2.43%	—	2.52%
With sales charge*		14.73%	19.53%	2.43%	—	2.52%
R Class	AULRX	16.02%	20.17%	2.94%	—	4.22%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/81, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	6.2%
Google, Inc., Class A	3.8%
Exxon Mobil Corp.	2.7%
Amazon.com, Inc.	2.6%
Schlumberger Ltd.	2.6%
Microsoft Corp.	2.3%
Express Scripts, Inc.	2.2%
Oracle Corp.	2.2%
QUALCOMM, Inc.	2.2%
Philip Morris International, Inc.	2.1%

Top Five Industries	% of net assets
Software	8.0%
Computers & Peripherals	7.9%
Oil, Gas & Consumable Fuels	6.9%
Machinery	6.4%
Electrical Equipment	5.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.0%
Foreign Common Stocks*	8.5%
Total Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,163.00	$5.36	1.00%
Institutional Class	$1,000	$1,164.50	$4.29	0.80%
A Class	$1,000	$1,162.00	$6.70	1.25%
B Class	$1,000	$1,157.40	$10.70	2.00%
C Class	$1,000	$1,157.30	$10.70	2.00%
R Class	$1,000	$1,160.20	$8.03	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.5%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	1,539,583	$112,112,434
AUTO COMPONENTS — 0.5%
Gentex Corp.	1,077,000	33,763,950
BEVERAGES — 0.3%
Coca-Cola Co. (The)	306,000	20,642,760
BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	337,000	32,651,930
Celgene Corp.(1)	1,202,000	70,773,760
Gilead Sciences, Inc.(1)	3,522,000	136,794,480
		240,220,170
CAPITAL MARKETS — 0.8%
Charles Schwab Corp. (The)	2,932,000	53,684,920
CHEMICALS — 3.9%
Monsanto Co.	1,503,000	102,264,120
Nalco Holding Co.	2,020,000	59,004,200
Potash Corp. of Saskatchewan, Inc.	1,356,000	76,451,280
RPM International, Inc.	1,107,000	26,014,500
		263,734,100
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	4,009,000	70,398,040
QUALCOMM, Inc.	2,538,000	144,259,920
		214,657,960
COMPUTERS & PERIPHERALS — 7.9%
Apple, Inc.(1)	1,201,000	418,224,230
EMC Corp.(1)	3,843,000	108,910,620
		527,134,850
CONSUMER FINANCE — 1.0%
American Express Co.	1,341,000	65,816,280
DIVERSIFIED FINANCIAL SERVICES — 2.2%
CME Group, Inc.	270,000	79,857,900
JPMorgan Chase & Co.	1,500,000	68,445,000
		148,302,900
ELECTRICAL EQUIPMENT — 5.8%
ABB Ltd.(1)	1,756,000	48,477,781
ABB Ltd. ADR(1)	2,390,000	65,701,100
Cooper Industries plc	1,317,000	86,856,150
Emerson Electric Co.	2,221,000	134,947,960
Polypore International, Inc.(1)	858,673	53,040,231
		389,023,222
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Dolby Laboratories, Inc., Class A(1)	813,000	40,698,780
ENERGY EQUIPMENT & SERVICES — 3.7%
Cameron International Corp.(1)	1,079,000	56,884,880
Core Laboratories NV	215,000	20,635,700
Schlumberger Ltd.	1,911,000	171,512,250
		249,032,830
FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,612,000	130,443,040
Wal-Mart Stores, Inc.	244,000	13,415,120
		143,858,160
FOOD PRODUCTS — 2.6%
Hershey Co. (The)	994,000	57,363,740
Mead Johnson Nutrition Co.	630,763	42,185,430
Nestle SA	1,207,000	74,931,676
		174,480,846
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
HeartWare International, Inc.(1)	122,332	9,127,190
Intuitive Surgical, Inc.(1)	275,000	96,167,500
Varian Medical Systems, Inc.(1)	684,000	48,016,800
		153,311,490
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Express Scripts, Inc.(1)	2,643,000	149,963,820
Medco Health Solutions, Inc.(1)	175,899	10,436,088
UnitedHealth Group, Inc.	1,803,000	88,761,690
		249,161,598
HOTELS, RESTAURANTS & LEISURE — 3.0%
Chipotle Mexican Grill, Inc.(1)	131,000	34,949,490
McDonald’s Corp.	1,651,000	129,289,810
Starbucks Corp.	1,067,000	38,614,730
		202,854,030
INSURANCE — 1.5%
MetLife, Inc.	2,066,000	96,668,140
INTERNET & CATALOG RETAIL — 3.9%
Amazon.com, Inc.(1)	883,000	173,509,500
Netflix, Inc.(1)	368,000	85,622,560
		259,132,060
INTERNET SOFTWARE & SERVICES — 5.8%
Baidu, Inc. ADR(1)	545,844	81,068,751
Google, Inc., Class A(1)	469,000	255,182,900
Tencent Holdings Ltd.	1,835,000	52,217,608
		388,469,259
IT SERVICES — 1.8%
MasterCard, Inc., Class A	301,000	83,042,890
Teradata Corp.(1)	628,000	35,117,760
		118,160,650

8

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	1,655,000	$77,520,200
MACHINERY — 6.4%
Cummins, Inc.	575,000	69,103,500
Donaldson Co., Inc.	513,000	31,410,990
Joy Global, Inc.	1,253,000	126,490,350
Parker-Hannifin Corp.	1,062,000	100,167,840
WABCO Holdings, Inc.(1)	894,000	66,021,900
Wabtec Corp.	441,000	31,478,580
		424,673,160
METALS & MINING — 2.1%
BHP Billiton Ltd. ADR	520,000	52,644,800
Freeport-McMoRan Copper & Gold, Inc.	1,638,000	90,139,140
		142,783,940
MULTILINE RETAIL — 0.9%
Kohl’s Corp.	1,158,000	61,038,180
OIL, GAS & CONSUMABLE FUELS — 6.9%
EOG Resources, Inc.	601,000	67,858,910
Exxon Mobil Corp.	2,060,000	181,280,000
Newfield Exploration Co.(1)	939,000	66,481,200
Occidental Petroleum Corp.	1,058,000	120,918,820
Southwestern Energy Co.(1)	639,000	28,026,540
		464,565,470
PHARMACEUTICALS — 1.4%
Teva Pharmaceutical Industries Ltd. ADR	2,074,000	94,844,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Altera Corp.	1,905,000	92,773,500
Linear Technology Corp.	2,441,000	84,946,800
Microchip Technology, Inc.	1,721,000	70,629,840
		248,350,140
SOFTWARE — 8.0%
Adobe Systems, Inc.(1)	1,952,000	65,489,600
Electronic Arts, Inc.(1)	4,199,000	84,735,820
Microsoft Corp.	5,838,000	151,904,760
NetSuite, Inc.(1)	500,000	17,305,000
Oracle Corp.	4,052,000	146,074,600
salesforce.com, inc.(1)	105,000	14,553,000
VMware, Inc., Class A(1)	583,000	55,635,690
		535,698,470
SPECIALTY RETAIL — 3.6%
O’Reilly Automotive, Inc.(1)	763,000	45,062,780
Tiffany & Co.	1,455,000	101,035,200
TJX Cos., Inc. (The)	1,733,000	92,923,460
		239,021,440
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
NIKE, Inc., Class B	1,010,000	83,143,200
TOBACCO — 2.1%
Philip Morris International, Inc.	2,055,000	142,699,200
TOTAL COMMON STOCKS (Cost $4,079,723,691)		6,659,258,809
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	66,888	66,888
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $22,774,845), in a joint trading account at 0.02%, dated 4/29/11, due 5/2/11 (Delivery value $22,400,037)		22,400,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,466,888)		22,466,888
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $4,102,190,579)		6,681,725,697
OTHER ASSETS AND LIABILITIES — 0.2%		13,053,633
TOTAL NET ASSETS — 100.0%		$6,694,779,330

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
85,274,688	CHF for USD	Credit Suisse First Boston	5/31/11	$98,594,093	$(1,361,326)

(Value on Settlement Date $97,232,767)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,102,190,579)	$6,681,725,697
Cash	375,000
Foreign currency holdings, at value (cost of $1,639,372)	1,677,939
Receivable for investments sold	34,769,822
Receivable for capital shares sold	1,467,227
Dividends and interest receivable	3,777,403
6,723,793,088

Liabilities
Payable for investments purchased	17,627,561
Payable for capital shares redeemed	4,682,702
Unrealized loss on forward foreign currency exchange contracts	1,361,326
Accrued management fees	5,325,168
Distribution and service fees payable	17,001
29,013,758

Net Assets	$6,694,779,330

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,762,797,641
Undistributed net investment income	4,816,584
Accumulated net realized loss	(651,252,121)
Net unrealized appreciation	2,578,417,226
$6,694,779,330

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,563,090,809	266,435,332	$24.63
Institutional Class, $0.01 Par Value	$53,679,601	2,133,142	$25.16
A Class, $0.01 Par Value	$72,824,338	3,039,224	$23.96*
B Class, $0.01 Par Value	$103,027	4,285	$24.04
C Class, $0.01 Par Value	$847,699	38,145	$22.22
R Class, $0.01 Par Value	$4,233,856	177,651	$23.83

*Maximum offering price $25.42 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $410,692)	$36,726,800
Interest	18,745
36,745,545

Expenses:
Management fees	31,414,634
Distribution and service fees:
A Class	87,078
B Class	506
C Class	4,065
R Class	9,110
Directors’ fees and expenses	157,257
31,672,650

Net investment income (loss)	5,072,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	202,045,556
Foreign currency transactions	(9,398,048)
192,647,508

Change in net unrealized appreciation (depreciation) on:
Investments	766,830,868
Translation of assets and liabilities in foreign currencies	(1,478,270)
765,352,598

Net realized and unrealized gain (loss)	958,000,106

Net Increase (Decrease) in Net Assets Resulting from Operations	$963,073,001

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$5,072,895	$14,027,620
Net realized gain (loss)	192,647,508	188,141,888
Change in net unrealized appreciation (depreciation)	765,352,598	836,699,181
Net increase (decrease) in net assets resulting from operations	963,073,001	1,038,868,689

Distributions to Shareholders
From net investment income:
Investor Class	(12,310,150)	(26,725,188)
Institutional Class	(189,254)	(528,963)
A Class	—	(172,872)
Decrease in net assets from distributions	(12,499,404)	(27,427,023)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(280,004,895)	(577,726,077)

Net increase (decrease) in net assets	670,568,702	433,715,589

Net Assets
Beginning of period	6,024,210,628	5,590,495,039
End of period	$6,694,779,330	$6,024,210,628

Undistributed net investment income	$4,816,584	$12,243,093

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of large companies, but may invest in companies of any size.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and
C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $431,331,899 and $714,745,633, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	4,312,176	$99,744,820	8,040,692	$157,299,128
Issued in reinvestment of distributions	530,036	11,936,500	1,335,312	25,958,465
Redeemed	(16,793,612)	(386,825,899)	(35,922,123)	(700,572,950)
	(11,951,400)	(275,144,579)	(26,546,119)	(517,315,357)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	268,405	6,374,910	729,074	14,762,326
Issued in reinvestment of distributions	8,231	189,232	25,921	514,529
Redeemed	(254,307)	(6,036,155)	(2,701,567)	(53,218,916)
	22,329	527,987	(1,946,572)	(37,942,061)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	311,255	7,023,669	534,148	10,123,675
Issued in reinvestment of distributions	—	—	8,809	166,840
Redeemed	(574,798)	(12,774,208)	(1,712,426)	(32,190,650)
	(263,543)	(5,750,539)	(1,169,469)	(21,900,135)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	6	112
Redeemed	(686)	(15,486)	—	—
	(686)	(15,486)	6	112
C Class/Shares Authorized	50,000,000		50,000,000
Sold	4,344	92,590	3,687	64,700
Redeemed	(7,320)	(151,240)	(17,068)	(301,317)
	(2,976)	(58,650)	(13,381)	(236,617)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	29,983	683,289	41,073	780,064
Redeemed	(11,054)	(246,917)	(59,405)	(1,112,083)
	18,929	436,372	(18,332)	(332,019)
Net increase (decrease)	(12,177,347)	$(280,004,895)	(29,693,867)	$(577,726,077)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$6,092,286,093	—	—
Foreign Common Stocks	391,345,651	$175,627,065	—
Temporary Cash Investments	66,888	22,400,000	—
Total Value of Investment Securities	$6,483,698,632	$198,027,065	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,361,326)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $1,361,326 in unrealized loss on forward foreign currency exchange contracts. For the six months ended April 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(9,475,781) in net realized gain (loss) on foreign currency transactions and $(1,595,410) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,161,380,052
Gross tax appreciation of investments	$2,542,376,059
Gross tax depreciation of investments	(22,030,414)
Net tax appreciation (depreciation) of investments	$2,520,345,645

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2010, the fund had accumulated capital losses of $(782,228,557), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(35,695,674) and $(746,532,883) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$21.22		$17.82	$15.67	$33.48	$28.55	$29.02
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.05	0.11	0.08	(0.01)	(0.06)
Net Realized and Unrealized Gain (Loss)	3.43		3.44	2.12	(9.95)	6.95	(0.37)
Total From Investment Operations	3.45		3.49	2.23	(9.87)	6.94	(0.43)
Distributions
From Net Investment Income	(0.04)		(0.09)	(0.08)	—	—	(0.04)
From Net Realized Gains	—		—	—	(7.94)	(2.01)	—
Total Distributions	(0.04)		(0.09)	(0.08)	(7.94)	(2.01)	(0.04)
Net Asset Value, End of Period	$24.63		$21.22	$17.82	$15.67	$33.48	$28.55

Total Return(3)	16.30%		19.63%	14.35%	(38.02)%	25.89%	(1.51)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.00%	1.00%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16	%(4)	0.25%	0.69%	0.36%	(0.04)%	(0.15)%
Portfolio Turnover Rate	7%		24%	53%	152%	93%	62%
Net Assets, End of Period (in millions)	$6,563		$5,906	$5,435	$5,276	$10,066	$13,482

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$21.69		$18.22	$16.02	$33.98	$28.90	$29.38
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04		0.09	0.14	0.15	0.05	— (3)
Net Realized and Unrealized Gain (Loss)	3.52		3.51	2.17	(10.17)	7.04	(0.38)
Total From Investment Operations	3.56		3.60	2.31	(10.02)	7.09	(0.38)
Distributions
From Net Investment Income	(0.09)		(0.13)	(0.11)	—	—	(0.10)
From Net Realized Gains	—		—	—	(7.94)	(2.01)	—
Total Distributions	(0.09)		(0.13)	(0.11)	(7.94)	(2.01)	(0.10)
Net Asset Value, End of Period	$25.16		$21.69	$18.22	$16.02	$33.98	$28.90

Total Return(4)	16.45%		19.81%	14.58%	(37.89)%	26.14%	(1.33)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80	%(5)	0.80%	0.80%	0.79%	0.79%	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36	%(5)	0.45%	0.89%	0.56%	0.16%	0.05%
Portfolio Turnover Rate	7%		24%	53%	152%	93%	62%
Net Assets, End of Period (in thousands)	$53,680		$45,791	$73,933	$76,339	$325,035	$1,073,767

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

20

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010		2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$20.62		$17.33		$15.23	$32.83	$28.11	$28.61
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)		—	(4)	0.07	0.03	(0.08)	(0.13)
Net Realized and Unrealized Gain (Loss)	3.35		3.33		2.07	(9.69)	6.81	(0.37)
Total From Investment Operations	3.34		3.33		2.14	(9.66)	6.73	(0.50)
Distributions
From Net Investment Income	—		(0.04)		(0.04)	—	—	—
From Net Realized Gains	—		—		—	(7.94)	(2.01)	—
Total Distributions	—		(0.04)		(0.04)	(7.94)	(2.01)	—
Net Asset Value, End of Period	$23.96		$20.62		$17.33	$15.23	$32.83	$28.11

Total Return(5)	16.20%		19.24%		14.14%	(38.19)%	25.56%	(1.75)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25	%(6)	1.25%		1.25%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09	)%(6)	0.00	%(7)	0.44%	0.11%	(0.29)%	(0.40)%
Portfolio Turnover Rate	7%		24%		53%	152%	93%	62%
Net Assets, End of Period (in thousands)	$72,824		$68,109		$77,484	$85,723	$235,217	$405,173

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

21

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$20.77		$17.54	$15.49	$33.45	$31.63
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.09)		(0.15)	(0.06)	(0.16)	(0.04)
Net Realized and Unrealized Gain (Loss)	3.36		3.38	2.11	(9.86)	1.86
Total From Investment Operations	3.27		3.23	2.05	(10.02)	1.82
Distributions
From Net Realized Gains	—		—	—	(7.94)	—
Net Asset Value, End of Period	$24.04		$20.77	$17.54	$15.49	$33.45

Total Return(4)	15.74%		18.42%	13.23%	(38.64)%	5.75%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(5)	2.00%	2.00%	1.99%	1.99	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84	)%(5)	(0.75)%	(0.31)%	(0.64)%	(1.53	)%(5)
Portfolio Turnover Rate	7%		24%	53%	152%	93	%(6)
Net Assets, End of Period (in thousands)	$103		$103	$87	$41	$26

(1)	Six months ended April 30, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through October 31, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

22

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$19.20		$16.22	$14.32	$31.54	$27.26	$27.96
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.09)		(0.13)	(0.04)	(0.13)	(0.29)	(0.34)
Net Realized and Unrealized Gain (Loss)	3.11		3.11	1.94	(9.15)	6.58	(0.36)
Total From Investment Operations	3.02		2.98	1.90	(9.28)	6.29	(0.70)
Distributions
From Net Realized Gains	—		—	—	(7.94)	(2.01)	—
Net Asset Value, End of Period	$22.22		$19.20	$16.22	$14.32	$31.54	$27.26

Total Return(3)	15.73%		18.45%	13.20%	(38.63)%	24.64%	(2.50)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00	%(4)	2.00%	2.00%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84	)%(4)	(0.75)%	(0.31)%	(0.64)%	(1.04)%	(1.15)%
Portfolio Turnover Rate	7%		24%	53%	152%	93%	62%
Net Assets, End of Period (in thousands)	$848		$789	$884	$891	$2,129	$3,342

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$20.54		$17.26	$15.17	$32.80	$28.15	$28.72
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.05)	0.03	(0.03)	(0.15)	(0.21)
Net Realized and Unrealized Gain (Loss)	3.33		3.33	2.07	(9.66)	6.81	(0.36)
Total From Investment Operations	3.29		3.28	2.10	(9.69)	6.66	(0.57)
Distributions
From Net Investment Income	—		—	(0.01)	—	—	—
From Net Realized Gains	—		—	—	(7.94)	(2.01)	—
Total Distributions	—		—	(0.01)	(7.94)	(2.01)	—
Net Asset Value, End of Period	$23.83		$20.54	$17.26	$15.17	$32.80	$28.15

Total Return(3)	16.02%		19.00%	13.84%	(38.35)%	25.26%	(1.98)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(4)	1.50%	1.50%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.34	)%(4)	(0.25)%	0.19%	(0.14)%	(0.54)%	(0.65)%
Portfolio Turnover Rate	7%		24%	53%	152%	93%	62%
Net Assets, End of Period (in thousands)	$4,234		$3,260	$3,056	$3,276	$5,971	$8,922

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71839   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

Veedot® Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AMVIX	17.74%	16.11%	0.71%	2.98%	2.58%	11/30/99
Russell 3000 Index	—	17.65%	18.35%	3.33%	3.64%	2.56%	—
Institutional Class	AVDIX	17.84%	16.23%	0.90%	3.16%	1.02%	8/1/00

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.26%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
CenterPoint Energy, Inc.	2.4%
Hormel Foods Corp.	2.2%
Pinnacle West Capital Corp.	2.1%
Wal-Mart Stores, Inc.	2.0%
United States Cellular Corp.	2.0%
NuStar Energy LP	2.0%
Endurance Specialty Holdings Ltd.	1.9%
UGI Corp.	1.7%
Alliance Resource Partners, LP	1.6%
Humana, Inc.	1.5%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	16.5%
Insurance	9.4%
Food & Staples Retailing	6.5%
Health Care Providers & Services	5.4%
Media	4.4%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.2%
Foreign Common Stocks*	10.9%
Total Common Stocks	100.1%
Other Assets and Liabilities	(0.1)%
* Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,177.40	$6.75	1.25%
Institutional Class	$1,000	$1,178.40	$5.67	1.05%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.26	1.25%
Institutional Class	$1,000	$1,019.59	$5.26	1.05%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 100.1%
AEROSPACE & DEFENSE — 2.0%
L-3 Communications Holdings, Inc.	10,500	$841,995
Lockheed Martin Corp.	10,877	862,002
		1,703,997
AIR FREIGHT & LOGISTICS — 1.2%
Forward Air Corp.	29,659	997,136
AIRLINES — 1.0%
SkyWest, Inc.	50,049	827,310
AUTO COMPONENTS — 0.1%
Goodyear Tire & Rubber Co. (The)(1)	3,150	57,172
BEVERAGES — 2.1%
Coca-Cola Co. (The)	12,999	876,913
PepsiCo, Inc.	13,132	904,663
		1,781,576
CAPITAL MARKETS — 0.2%
Fortress Investment Group LLC, Class A(1)	21,665	133,673
CHEMICALS — 1.0%
Ecolab, Inc.	16,695	880,828
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Pitney Bowes, Inc.	35,500	871,880
COMMUNICATIONS EQUIPMENT — 0.3%
Nokia Oyj ADR	30,077	277,611
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	25,000	932,750
DISTRIBUTORS — 1.0%
Genuine Parts Co.	15,500	832,350
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Telecomunicacoes de Sao Paulo SA ADR	34,500	935,295
ELECTRIC UTILITIES — 3.7%
Northeast Utilities	13,215	470,454
Pinnacle West Capital Corp.	42,000	1,822,380
UniSource Energy Corp.	23,000	853,990
		3,146,824
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
National Instruments Corp.	31,500	955,710
FOOD & STAPLES RETAILING — 6.5%
Costco Wholesale Corp.	12,000	971,040
Kroger Co. (The)	36,384	884,495
Safeway, Inc.	37,500	911,625
Walgreen Co.	24,000	1,025,280
Wal-Mart Stores, Inc.	31,500	1,731,870
		5,524,310
FOOD PRODUCTS — 3.6%
B&G Foods, Inc.	66,500	1,202,320
Hormel Foods Corp.	65,000	1,911,650
		3,113,970
GAS UTILITIES — 3.7%
AGL Resources, Inc.	1,089	45,204
Atmos Energy Corp.	26,500	924,585
ONEOK, Inc.	10,049	702,827
UGI Corp.	44,000	1,465,200
		3,137,816
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Baxter International, Inc.	16,009	910,912
Immucor, Inc.(1)	40,942	893,764
		1,804,676
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Cardinal Health, Inc.	20,758	906,917
Chemed Corp.	12,742	887,225
Humana, Inc.(1)	17,000	1,294,040
LifePoint Hospitals, Inc.(1)	11,872	493,994
UnitedHealth Group, Inc.	20,000	984,600
		4,566,776
HOTELS, RESTAURANTS & LEISURE — 2.5%
Cracker Barrel Old Country Store, Inc.	18,100	927,263
McDonald’s Corp.	5,095	398,990
Papa John’s International, Inc.(1)	26,554	798,213
		2,124,466
HOUSEHOLD PRODUCTS — 1.0%
WD-40 Co.	21,107	875,941
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	22,370	296,179
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	42,431	867,714
INSURANCE — 9.4%
American Financial Group, Inc.	25,500	912,135
Arthur J. Gallagher & Co.	28,405	845,901
Axis Capital Holdings Ltd.	23,000	813,280
Endurance Specialty Holdings Ltd.	36,000	1,596,240
Montpelier Re Holdings Ltd.	7,376	133,432
Principal Financial Group, Inc.	26,802	904,567
Reinsurance Group of America, Inc.	14,500	917,850

8

	Shares	Value
Safety Insurance Group, Inc.	18,385	$860,786
Torchmark Corp.	15,000	1,003,800
		7,987,991
INTERNET SOFTWARE & SERVICES — 1.0%
j2 Global Communications, Inc.(1)	30,000	883,800
IT SERVICES — 2.8%
Global Payments, Inc.	11,484	611,408
International Business Machines Corp.	5,330	909,191
ManTech International Corp., Class A(1)	20,211	887,061
		2,407,660
MACHINERY — 1.8%
Dover Corp.	15,500	1,054,620
IDEX Corp.	11,006	516,402
		1,571,022
MEDIA — 4.4%
Charter Communications, Inc., Class A(1)	15,538	915,810
John Wiley & Sons, Inc., Class A	18,500	942,205
Sinclair Broadcast Group, Inc., Class A	105,500	1,212,195
Washington Post Co. (The), Class B	1,596	695,696
		3,765,906
METALS & MINING — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	16,000	880,480
Rio Tinto plc ADR	13,000	951,730
		1,832,210
MULTILINE RETAIL — 1.0%
Kohl’s Corp.	15,965	841,515
MULTI-UTILITIES — 2.5%
CenterPoint Energy, Inc.	110,000	2,046,000
SCANA Corp.	1,500	62,280
		2,108,280
OIL, GAS & CONSUMABLE FUELS — 16.5%
Alliance Resource Partners, LP	17,000	1,400,120
Buckeye Partners LP	13,500	878,310
Calumet Specialty Products Partners LP	40,280	889,382
ConocoPhillips	2,224	175,540
Energy Transfer Partners LP	16,567	899,920
Enterprise Products Partners LP	20,500	887,035
Genesis Energy, LP	40,000	1,116,800
Holly Energy Partners LP	15,195	832,534
NuStar Energy LP	24,500	1,661,345
Plains Exploration & Production Co.(1)	24,417	928,823
Sunoco Logistics Partners LP	10,000	900,300
Targa Resources Partners LP	25,000	878,500
TC PipeLines LP	16,782	811,913
Teekay Offshore Partners LP	30,500	941,535
TransMontaigne Partners LP	23,462	846,040
		14,048,097
PHARMACEUTICALS — 4.3%
Abbott Laboratories	17,218	896,025
AstraZeneca plc ADR	18,362	914,978
Eli Lilly & Co.	25,000	925,250
Novo Nordisk A/S ADR	7,500	955,425
		3,691,678
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Rayonier, Inc.	15,000	995,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Analog Devices, Inc.	22,500	906,975
Intel Corp.	25,620	594,128
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,653	940,315
Texas Instruments, Inc.	25,500	906,015
		3,347,433
SPECIALTY RETAIL — 1.0%
PetSmart, Inc.	21,000	885,570
TOBACCO — 2.2%
Altria Group, Inc.	32,648	876,272
Lorillard, Inc.	9,307	991,196
		1,867,468
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
NTT DOCOMO, Inc. ADR	47,739	883,649
United States Cellular Corp.(1)	34,500	1,698,780
		2,582,429
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $77,918,968)		85,462,419
OTHER ASSETS AND LIABILITIES — (0.1)%		(124,099)
TOTAL NET ASSETS — 100.0%		$85,338,320

9

Geographic Diversification
(as a % of net assets)
United States	89.2%
Bermuda	3.0%
United Kingdom	2.2%
Denmark	1.1%
Bahamas	1.1%
Taiwan (Republic of China)	1.1%
Brazil	1.1%
Japan	1.0%
Finland	0.3%
Other Assets and Liabilities	(0.1)%

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $77,918,968)	$85,462,419
Receivable for investments sold	241,354
Receivable for capital shares sold	5,698
Dividends and interest receivable	237,767
85,947,238

Liabilities
Disbursements in excess of demand deposit cash	468,019
Payable for capital shares redeemed	53,664
Accrued management fees	87,235
608,918

Net Assets	$85,338,320

Net Assets Consist of:
Capital (par value and paid-in surplus)	$108,737,384
Undistributed net investment income	218,954
Accumulated net realized loss	(31,161,469)
Net unrealized appreciation	7,543,451
$85,338,320

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$82,790,417	12,402,077	$6.68
Institutional Class, $0.01 Par Value	$2,547,903	375,130	$6.79

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$846,627
Interest	479
847,106
Expenses:
Management fees	520,213
Directors’ fees and expenses	2,061
522,274

Net investment income (loss)	324,832

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	19,441,352
Change in net unrealized appreciation (depreciation) on investments	(6,038,213)
Net realized and unrealized gain (loss)	13,403,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,727,971

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$324,832	$(39,074)
Net realized gain (loss)	19,441,352	8,472,692
Change in net unrealized appreciation (depreciation)	(6,038,213)	6,795,479
Net increase (decrease) in net assets resulting from operations	13,727,971	15,229,097

Distributions to Shareholders
From net investment income:
Investor Class	(95,981)	(48,886)
Institutional Class	(9,897)	(8,309)
Decrease in net assets from distributions	(105,878)	(57,195)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(9,706,894)	(12,443,945)

Redemption Fees
Increase in net assets from redemption fees	1,059	2,579

Net increase (decrease) in net assets	3,916,258	2,730,536

Net Assets
Beginning of period	81,422,062	78,691,526
End of period	$85,338,320	$81,422,062

Undistributed net investment income	$218,954	—

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund uses an approach to common stock investing developed by American Century Investments. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

The fund is authorized to issue the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

14

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2011 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $105,065,972 and $110,802,536, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	281,851	$1,715,948	394,054	$2,119,491
Issued in reinvestment of distributions	15,435	93,224	8,820	47,717
Redeemed	(1,710,428)	(10,575,379)	(2,645,725)	(13,942,170)
	(1,413,142)	(8,766,207)	(2,242,851)	(11,774,962)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	25,118	159,661	24,836	134,114
Issued in reinvestment of distributions	1,612	9,897	1,511	8,309
Redeemed	(167,120)	(1,110,245)	(155,132)	(811,406)
	(140,390)	(940,687)	(128,785)	(668,983)
Net increase (decrease)	(1,553,532)	$(9,706,894)	(2,371,636)	$(12,443,945)

16

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$76,118,929	—	—
Foreign Common Stocks	9,343,490	—	—
Total Value of Investment Securities	$85,462,419	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$77,918,968
Gross tax appreciation of investments	$7,839,785
Gross tax depreciation of investments	(296,334)
Net tax appreciation (depreciation) of investments	$7,543,451

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of October 31, 2010, the fund had accumulated capital losses of $(50,661,212), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(27,976,449) and $(22,684,763) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.68		$4.71	$5.34	$9.25	$6.17	$5.57
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		— (3)	— (3)	(0.02)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.99		0.97	(0.63)	(3.89)	3.09	0.62
Total From Investment Operations	1.01		0.97	(0.63)	(3.91)	3.08	0.60
Distributions
From Net Investment Income	(0.01)		— (3)	—	—	—	—
Net Asset Value, End of Period	$6.68		$5.68	$4.71	$5.34	$9.25	$6.17

Total Return(4)	17.74%		20.66%	(11.80)%	(42.27)%	49.92%	10.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25	%(5)	1.26%	1.25%	1.25%	1.25%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77	%(5)	(0.06)%	(0.03)%	(0.27)%	(0.18)%	(0.39)%
Portfolio Turnover Rate	126%		260%	320%	257%	207%	330%
Net Assets, End of Period (in thousands)	$82,790		$78,441	$75,603	$98,991	$195,105	$154,374

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

19

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.78		$4.79	$5.43	$9.38	$6.25	$5.63
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.01	0.01	(0.01)	— (3)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.00		0.99	(0.65)	(3.94)	3.13	0.63
Total From Investment Operations	1.03		1.00	(0.64)	(3.95)	3.13	0.62
Distributions
From Net Investment Income	(0.02)		(0.01)	—	—	—	—
Net Asset Value, End of Period	$6.79		$5.78	$4.79	$5.43	$9.38	$6.25

Total Return(4)	17.84%		20.97%	(11.79)%	(42.11)%	50.08%	11.01%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.05	%(5)	1.06%	1.05%	1.05%	1.05%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.97	%(5)	0.14%	0.17%	(0.07)%	0.02%	(0.19)%
Portfolio Turnover Rate	126%		260%	320%	257%	207%	330%
Net Assets, End of Period (in thousands)	$2,548		$2,981	$3,089	$4,864	$9,188	$11,237

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71840   1106

SEMIANNUAL REPORT      |      APRIL 30, 2011

VistaSM Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated October 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

Benefitting from favorable conditions that may be difficult to replicate in coming months, the U.S. stock market produced significantly higher than average returns for the six months ended April 30, 2011. Most broad U.S. stock indices gained 15–20% during the period as the Federal Reserve’s and the U.S. government’s monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Robust corporate earnings growth also supported the stock rally.

In the fourth quarter of 2010, the Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted sizeable gains.

As the period came to a close, we saw increasing signs that—while still sustainable—the U.S. economic recovery had lost momentum due to a combination of higher fuel prices, disruptions caused by the Japanese earthquake, bad weather, and other headwinds. As a result, economic growth forecasts were reduced, and broad U.S. stock indices declined in May. We appreciate your continued trust in us during these uncertain times. The stock experts who manage our U.S. Growth Equity portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who will join the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCVX	20.00%	24.49%	2.63%	4.30%	9.54%	11/25/83
Russell Midcap Growth Index	—	22.62%	27.40%	5.59%	5.68%	N/A(2)	—
Institutional Class	TWVIX	20.17%	24.78%	2.83%	4.52%	5.96%	11/14/96
A Class(3) No sales charge* With sales charge*	TWVAX	19.85% 12.96%	24.23% 17.07%	2.38% 1.17%	4.02% 3.41%	4.95% 4.52%	10/2/96
C Class No sales charge* With sales charge*	AVNCX	19.41% 18.41%	23.23% 23.23%	— —	— —	26.72% 26.72%	3/1/10
R Class	AVTRX	19.74%	23.92%	2.13%	—	4.49%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Index data not available prior to 12/31/85.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

APRIL 30, 2011
Top Ten Holdings	% of net assets
Whole Foods Market, Inc.	2.5%
Netflix, Inc.	2.4%
SXC Health Solutions Corp.	2.1%
priceline.com, Inc.	2.1%
BE Aerospace, Inc.	2.1%
National Oilwell Varco, Inc.	1.7%
Albemarle Corp.	1.5%
Cognizant Technology Solutions Corp., Class A	1.5%
TransDigm Group, Inc.	1.5%
Concho Resources, Inc.	1.5%

Top Five Industries	% of net assets
Machinery	7.8%
Semiconductors & Semiconductor Equipment	6.1%
Software	5.0%
Energy Equipment & Services	4.7%
Internet & Catalog Retail	4.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.8%
Foreign Common Stocks*	10.5%
Total Common Stocks	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expenses Paid During Period* 11/1/10 – 4/30/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,200.00	$5.51	1.01%
Institutional Class	$1,000	$1,201.70	$4.42	0.81%
A Class	$1,000	$1,198.50	$6.87	1.26%
C Class	$1,000	$1,194.10	$10.93	2.01%
R Class	$1,000	$1,197.40	$8.23	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AEROSPACE & DEFENSE — 3.6%
BE Aerospace, Inc.(1)	1,099,000	$42,410,410
TransDigm Group, Inc.(1)	363,000	30,237,900
		72,648,310
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	127,000	10,182,860
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	161,000	10,605,070
AUTO COMPONENTS — 1.3%
BorgWarner, Inc.(1)	352,000	27,188,480
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	242,000	9,016,920
BIOTECHNOLOGY — 2.7%
Alexion Pharmaceuticals, Inc.(1)	289,000	28,001,210
United Therapeutics Corp.(1)	151,000	10,110,960
Vertex Pharmaceuticals, Inc.(1)	309,000	17,001,180
		55,113,350
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.(1)	116,000	12,653,280
American Capital Ltd.(1)	889,000	9,130,030
KKR & Co. LP	633,000	12,001,680
Lazard Ltd., Class A	473,000	19,393,000
Raymond James Financial, Inc.	341,000	12,787,500
		65,965,490
CHEMICALS — 3.0%
Albemarle Corp.	441,000	31,112,550
CF Industries Holdings, Inc.	124,000	17,552,200
International Flavors & Fragrances, Inc.	177,000	11,243,040
		59,907,790
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	250,000	22,820,000
COMMUNICATIONS EQUIPMENT — 1.2%
Aruba Networks, Inc.(1)	336,000	12,072,480
F5 Networks, Inc.(1)	116,000	11,757,760
		23,830,240
CONSTRUCTION & ENGINEERING — 1.1%
Foster Wheeler AG(1)	295,000	10,493,150
KBR, Inc.	308,000	11,817,960
		22,311,110
CONSUMER FINANCE — 1.1%
Discover Financial Services	906,000	22,505,040
CONTAINERS & PACKAGING — 1.1%
Crown Holdings, Inc.(1)	603,000	22,552,200
ELECTRICAL EQUIPMENT — 2.8%
Cooper Industries plc	325,000	21,433,750
Polypore International, Inc.(1)	179,000	11,056,830
Rockwell Automation, Inc.	282,000	24,570,660
		57,061,240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Jabil Circuit, Inc.	592,000	11,745,280
Trimble Navigation Ltd.(1)	389,000	18,220,760
		29,966,040
ENERGY EQUIPMENT & SERVICES — 4.7%
Atwood Oceanics, Inc.(1)	248,000	11,142,640
Core Laboratories NV	107,000	10,269,860
Dril-Quip, Inc.(1)	132,000	10,105,920
FMC Technologies, Inc.(1)	316,000	14,687,680
McDermott International, Inc.(1)	646,000	14,916,140
National Oilwell Varco, Inc.	450,000	34,510,500
		95,632,740
FOOD & STAPLES RETAILING — 2.5%
Whole Foods Market, Inc.	808,000	50,710,080
FOOD PRODUCTS — 1.4%
J.M. Smucker Co. (The)	138,000	10,359,660
Mead Johnson Nutrition Co.	252,000	16,853,760
		27,213,420
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
C.R. Bard, Inc.	235,000	25,086,250
Hologic, Inc.(1)	453,000	9,975,060
Mettler-Toledo International, Inc.(1)	117,000	21,925,800
Varian Medical Systems, Inc.(1)	250,000	17,550,000
		74,537,110
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Express Scripts, Inc.(1)	281,000	15,943,940
HEALTH CARE TECHNOLOGY — 2.1%
SXC Health Solutions Corp.(1)	778,000	42,914,480
HOTELS, RESTAURANTS & LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	81,000	21,609,990
Panera Bread Co., Class A(1)	155,000	18,772,050
Royal Caribbean Cruises Ltd.(1)	425,000	16,923,500
Starwood Hotels & Resorts Worldwide, Inc.	330,000	19,658,100
		76,963,640

8

	Shares	Value
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	256,000	$21,114,880
INTERNET & CATALOG RETAIL — 4.5%
Netflix, Inc.(1)	207,000	48,162,690
priceline.com, Inc.(1)	78,000	42,666,780
		90,829,470
INTERNET SOFTWARE & SERVICES — 3.2%
Baidu, Inc. ADR(1)	131,000	19,456,120
MercadoLibre, Inc.	109,000	9,962,600
VeriSign, Inc.	710,000	26,241,600
WebMD Health Corp.(1)	161,000	9,317,070
		64,977,390
IT SERVICES — 2.7%
Alliance Data Systems Corp.(1)	110,000	10,450,000
Cognizant Technology Solutions Corp., Class A(1)	368,000	30,507,200
VeriFone Systems, Inc.(1)	258,000	14,143,560
		55,100,760
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	336,000	7,852,320
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Illumina, Inc.(1)	328,000	23,281,440
Waters Corp.(1)	206,000	20,188,000
		43,469,440
MACHINERY — 7.8%
AGCO Corp.(1)	472,000	27,177,760
Cummins, Inc.	204,000	24,516,720
Harsco Corp.	274,000	9,754,400
Joy Global, Inc.	235,000	23,723,250
Manitowoc Co., Inc. (The)	208,167	4,619,226
Terex Corp.(1)	279,644	9,726,018
Timken Co.	207,000	11,672,730
Titan International, Inc.	481,000	14,858,090
Trinity Industries, Inc.	288,000	10,425,600
WABCO Holdings, Inc.(1)	279,000	20,604,150
		157,077,944
MEDIA — 2.0%
CBS Corp., Class B	813,000	20,503,860
Imax Corp.(1)	589,884	20,693,131
		41,196,991
METALS & MINING — 2.1%
Cliffs Natural Resources, Inc.	272,000	25,491,840
Walter Energy, Inc.	127,000	17,553,940
		43,045,780
MULTILINE RETAIL — 1.0%
Dollar Tree, Inc.(1)	337,000	19,377,500
OIL, GAS & CONSUMABLE FUELS — 3.7%
Brigham Exploration Co.(1)	532,000	17,837,960
Concho Resources, Inc.(1)	280,000	29,918,000
SandRidge Energy, Inc.(1)	1,140,000	14,090,400
Whiting Petroleum Corp.(1)	176,000	12,232,000
		74,078,360
PHARMACEUTICALS — 0.6%
Shire plc	390,000	12,077,787
PROFESSIONAL SERVICES — 0.5%
Manpower, Inc.	149,000	9,871,250
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CB Richard Ellis Group, Inc., Class A(1)	905,000	24,172,550
Jones Lang LaSalle, Inc.	206,000	21,090,280
		45,262,830
ROAD & RAIL — 0.8%
Kansas City Southern(1)	280,000	16,270,800
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Altera Corp.	318,000	15,486,600
ARM Holdings plc	2,615,000	27,289,993
Atmel Corp.(1)	749,000	11,459,700
Cavium Networks, Inc.(1)	441,000	20,824,020
Cypress Semiconductor Corp.(1)	471,000	10,248,960
NXP Semiconductor NV(1)	276,000	9,218,400
Skyworks Solutions, Inc.(1)	564,000	17,743,440
Veeco Instruments, Inc.(1)	203,000	10,379,390
		122,650,503
SOFTWARE — 5.0%
Ariba, Inc.(1)	321,000	11,161,170
Autodesk, Inc.(1)	234,000	10,525,320
Check Point Software Technologies Ltd.(1)	231,000	12,688,830
Citrix Systems, Inc.(1)	322,000	27,157,480
Intuit, Inc.(1)	175,000	9,723,000
salesforce.com, inc.(1)	211,000	29,244,600
		100,500,400
SPECIALTY RETAIL — 3.7%
O’Reilly Automotive, Inc.(1)	354,000	20,907,240
PetSmart, Inc.	633,000	26,693,610
Williams-Sonoma, Inc.	625,000	27,131,250
		74,732,100
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Fossil, Inc.(1)	224,000	21,454,720
Lululemon Athletica, Inc.(1)	168,000	16,805,040
		38,259,760

9

Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	311,000	$20,864,990
WESCO International, Inc.(1)	230,000	14,248,500
		35,113,490
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
NII Holdings, Inc.(1)	249,000	10,353,420
SBA Communications Corp., Class A(1)	709,000	27,388,670
		37,742,090
TOTAL COMMON STOCKS (Cost $1,406,256,675)		2,006,191,395
Temporary Cash Investments — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	58,816	58,816
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $17,386,154), in a joint trading account at 0.02%, dated 4/29/11, due 5/2/11 (Delivery value $17,100,029)		17,100,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,158,816)		17,158,816
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,423,415,491)		2,023,350,211
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,272,375)
TOTAL NET ASSETS — 100.0%		$2,021,077,836

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
15,095,210	GBP for USD	Bank of America	5/31/11	$25,205,830	$(348,548)
(Value on Settlement Date $24,857,282)

Geographic Diversification
(as a % of net assets)
United States	88.8%
Canada	4.0%
United Kingdom	1.3%
Netherlands	1.0%
People’s Republic of China	1.0%
Bermuda	1.0%
Israel	0.6%
Ireland	0.6%
Switzerland	0.5%
Argentina	0.5%
Cash and Equivalents*	0.7%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,423,415,491)	$2,023,350,211
Foreign currency holdings, at value (cost of $49,164)	49,687
Receivable for investments sold	45,926,917
Receivable for capital shares sold	334,974
Dividends and interest receivable	666,882
2,070,328,671

Liabilities
Payable for investments purchased	36,922,399
Payable for capital shares redeemed	10,182,036
Unrealized loss on forward foreign currency exchange contracts	348,548
Accrued management fees	1,751,946
Distribution and service fees payable	45,906
49,250,835

Net Assets	$2,021,077,836

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,675,988,927
Accumulated net investment loss	(4,500,005)
Accumulated net realized loss	(250,055,604)
Net unrealized appreciation	599,644,518
$2,021,077,836

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,709,234,072	93,398,235	$18.30
Institutional Class, $0.01 Par Value	$114,340,220	6,071,044	$18.83
A Class, $0.01 Par Value	$171,272,394	9,680,085	$17.69*
C Class, $0.01 Par Value	$73,782	4,077	$18.10
R Class, $0.01 Par Value	$26,157,368	1,472,040	$17.77
*Maximum offering price $18.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,250)	$6,413,101
Interest	14,764
6,427,865

Expenses:
Management fees	10,923,686
Distribution and service fees:
A Class	226,229
C Class	231
R Class	64,339
Directors’ fees and expenses	60,235
11,274,720

Net investment income (loss)	(4,846,855)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	273,341,845
Futures contract transactions	306,293
Foreign currency transactions	(1,330,161)
272,317,977

Change in net unrealized appreciation (depreciation) on:
Investments	130,601,037
Translation of assets and liabilities in foreign currencies	47,241
130,648,278

Net realized and unrealized gain (loss)	402,966,255

Net Increase (Decrease) in Net Assets Resulting from Operations	$398,119,400

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(4,846,855)	$(9,950,529)
Net realized gain (loss)	272,317,977	354,965,987
Change in net unrealized appreciation (depreciation)	130,648,278	156,009,051
Net increase (decrease) in net assets resulting from operations	398,119,400	501,024,509

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(504,717,277)	(553,319,017)

Net increase (decrease) in net assets	(106,597,877)	(52,294,508)

Net Assets
Beginning of period	2,127,675,713	2,179,970,221
End of period	$2,021,077,836	$2,127,675,713

Accumulated undistributed net investment income (loss)	$(4,500,005)	$346,850

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2011 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies that are medium-sized and smaller at the time of purchase that management believes will increase in value.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the C Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.000% for the Investor Class, A Class, C Class and R Class and 0.800% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 10% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2011 were $865,652,510 and $1,363,627,492, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2011		Year ended October 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	750,000,000		750,000,000
Sold	5,054,026	$85,508,422	8,630,658	$117,497,322
Redeemed	(27,170,927)	(472,830,482)	(32,468,753)	(444,901,904)
	(22,116,901)	(387,322,060)	(23,838,095)	(327,404,582)
Institutional Class/Shares Authorized	80,000,000		80,000,000
Sold	1,269,375	21,828,283	4,712,353	65,500,385
Redeemed	(4,966,452)	(85,814,529)	(11,923,548)	(169,469,691)
	(3,697,077)	(63,986,246)	(7,211,195)	(103,969,306)
A Class/Shares Authorized	310,000,000		310,000,000
Sold	1,394,054	22,780,252	2,682,180	35,631,591
Redeemed	(4,351,908)	(71,060,058)	(11,741,693)	(156,158,675)
	(2,957,854)	(48,279,806)	(9,059,513)	(120,527,084)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	2,088	35,410	1,989	27,200
R Class/Shares Authorized	10,000,000		10,000,000
Sold	169,692	2,807,140	506,557	6,818,706
Redeemed	(495,752)	(7,971,715)	(614,404)	(8,263,951)
	(326,060)	(5,164,575)	(107,847)	(1,445,245)
Net increase (decrease)	(29,095,804)	$(504,717,277)	(40,214,661)	$(553,319,017)

(1)	March 1, 2010 (commencement of sale) through October 31, 2010 for the C Class.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,794,929,004	—	—
Foreign Common Stocks	171,894,611	$39,367,780	—
Temporary Cash Investments	58,816	17,100,000	—
Total Value of Investment Securities	$1,966,882,431	$56,467,780	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(348,548)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

18

Value of Derivative Instruments as of April 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$348,548

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$306,293	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,313,488)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$16,718
		$(1,007,195)		$16,718

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,427,689,533
Gross tax appreciation of investments	$599,589,003
Gross tax depreciation of investments	(3,928,325)
Net tax appreciation (depreciation) of investments	$595,660,678

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

As of October 31, 2010, the fund had accumulated capital losses of $(519,773,871), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$15.25		$12.13	$12.43	$24.24	$16.35	$14.99
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.06)	(0.05)	(0.11)	(0.12)	(0.04)
Net Realized and Unrealized Gain (Loss)	3.09		3.18	(0.25)	(9.61)	8.14	1.40
Total From Investment Operations	3.05		3.12	(0.30)	(9.72)	8.02	1.36
Distributions
From Net Realized Gains	—		—	—	(2.09)	(0.13)	—
Net Asset Value, End of Period	$18.30		$15.25	$12.13	$12.43	$24.24	$16.35

Total Return(3)	20.00%		25.72%	(2.41)%	(43.58)%	49.39%	9.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43	)%(4)	(0.45)%	(0.48)%	(0.56)%	(0.60)%	(0.23)%
Portfolio Turnover Rate	40%		132%	183%	167%	121%	234%
Net Assets, End of Period (in millions)	$1,709		$1,761	$1,691	$1,801	$2,921	$1,965

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$15.67		$12.45	$12.73	$24.72	$16.64	$15.22
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.02)		(0.03)	(0.03)	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss)	3.18		3.25	(0.25)	(9.83)	8.29	1.43
Total From Investment Operations	3.16		3.22	(0.28)	(9.90)	8.21	1.42
Distributions
From Net Realized Gains	—		—	—	(2.09)	(0.13)	—
Net Asset Value, End of Period	$18.83		$15.67	$12.45	$12.73	$24.72	$16.64

Total Return(3)	20.17%		25.86%	(2.12)%	(43.50)%	49.68%	9.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23	)%(4)	(0.25)%	(0.28)%	(0.36)%	(0.40)%	(0.03)%
Portfolio Turnover Rate	40%		132%	183%	167%	121%	234%
Net Assets, End of Period (in thousands)	$114,340		$153,112	$211,357	$238,727	$254,528	$132,325

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

22

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$14.76		$11.77	$12.09	$23.69	$16.03	$14.73
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)		(0.09)	(0.08)	(0.15)	(0.16)	(0.08)
Net Realized and Unrealized Gain (Loss)	2.98		3.08	(0.24)	(9.36)	7.95	1.38
Total From Investment Operations	2.93		2.99	(0.32)	(9.51)	7.79	1.30
Distributions
From Net Realized Gains	—		—	—	(2.09)	(0.13)	—
Net Asset Value, End of Period	$17.69		$14.76	$11.77	$12.09	$23.69	$16.03

Total Return(4)	19.85%		25.40%	(2.65)%	(43.72)%	48.94%	8.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.26	%(5)	1.26%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.68	)%(5)	(0.70)%	(0.73)%	(0.81)%	(0.85)%	(0.48)%
Portfolio Turnover Rate	40%		132%	183%	167%	121%	234%
Net Assets, End of Period (in thousands)	$171,272		$186,529	$255,419	$257,057	$380,555	$210,576

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended April 30, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$15.15		$13.73
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.13)		(0.14)
Net Realized and Unrealized Gain (Loss)	3.08		1.56
Total From Investment Operations	2.95		1.42
Net Asset Value, End of Period	$18.10		$15.15

Total Return(4)	19.41%		10.34%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.01	%(5)	2.01	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.43	)%(5)	(1.51	)%(5)
Portfolio Turnover Rate	40%		132	%(6)
Net Assets, End of Period (in thousands)	$74		$30

(1)	Six months ended April 30, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through October 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$14.84		$11.87	$12.22	$23.98	$16.25	$14.97
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.08)		(0.13)	(0.12)	(0.18)	(0.21)	(0.16)
Net Realized and Unrealized Gain (Loss)	3.01		3.10	(0.23)	(9.49)	8.07	1.44
Total From Investment Operations	2.93		2.97	(0.35)	(9.67)	7.86	1.28
Distributions
From Net Realized Gains	—		—	—	(2.09)	(0.13)	—
Net Asset Value, End of Period	$17.77		$14.84	$11.87	$12.22	$23.98	$16.25

Total Return(3)	19.74%		25.02%	(2.86)%	(43.87)%	48.71%	8.55%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.51	%(4)	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.93	)%(4)	(0.95)%	(0.98)%	(1.06)%	(1.10)%	(0.73)%
Portfolio Turnover Rate	40%		132%	183%	167%	121%	234%
Net Assets, End of Period (in thousands)	$26,157		$26,686	$22,618	$11,423	$2,398	$337

(1)	Six months ended April 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71841   1106

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 29, 2011